FILE NO. 033-58070
                                                            FILE NO. 811-7472

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 14                         /X/
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 16
                 (Check appropriate box or boxes.)

                         UMB SCOUT WORLDWIDE FUND, INC.
             (Exact name of Registrant as Specified in Charter)
           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /_/ 60 days after filing  pursuant to paragraph (a)(1)
      / / on March 31,  1999  pursuant  to  paragraph (a)(1)
      /X/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

UMB Scout Funds

WORLDWIDE SELECT FUND

Prospectus May 14, 1999

A no-load mutual fund that invests substantially all its assets in equity securities of established companies either located outside the United States or whose primary business is carried on outside the country.


PROSPECTUS
May 14, 1999
Toll-Free 800-996-2862

UMB Scout WorldWide Select Fund
Investment Adviser and Manager:
UMB BANK, N.A.
Kansas City, Missouri

Distributor:
JONES & BABSON, INC.
Kansas City, Missouri

TABLE OF CONTENTS                                               Page

Information About the Fund
        Investment Objective and Portfolio Management Policy    2
        Risk Factors                                            2
        Fees and Expenses                                       3
        Related Performance                                     4
        Investment Adviser and Manager                          4

Information About Investing
        How to Purchase Shares                                  5
        How to Redeem Shares                                    5
        Conducting Business with the UMB Scout Funds            6
        Additional Policies about Transactions                  8
        Shareholder Services                                    8
        How Share Price is Determined                           9
        Dividends, Distributions and their Taxation             9

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT OBJECTIVE AND PORTFOLIO MANAGEMENT POLICY

The objective of the UMB Scout WorldWide Fund is long-term growth of capital and income. To pursue this objective, the Fund invests substantially all of its assets in equity securities of established companies either located outside the U.S. or whose primary business is carried on outside the country. The fund's investment adviser and manager, UMB Bank, n.a., seeks investments in companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and/or dividends.

Equity securities include common stocks, securities convertible into common stocks and depository receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies). The Fund will invest no more than 25% of its assets in any one country and intends to be invested in at least three countries except when the investment advisor believes the economic and business conditions warrant otherwise.

The Fund will invest 90% of its assets in equity securities except when the adviser believes a negative short-term situation exists. During those times the Fund may invest temporarily a higher percentage of its assets in preferred stocks, bonds or other defensive investments. The Fund may also invest all of its assets in cash, short-term obligations, government securities or other high-quality investments for temporary or defensive purposes. Keep in mind that a temporary defensive strategy still has the potential to lose money. In addition, the Fund intends to hold a small percentage of cash or high-quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. The Fund also intends to use currency forwards to hedge the Fund against possible foreign currency price changes. Shareholder approval is not required to modify the Fund's investment objective or policies.

RISK FACTORS

Common stocks fluctuate in price. Since the Fund is comprised primarily of common stocks, the value of the Fund will go up and down and you will make or lose money with these fluctuations. However, we believe those risks are reduced through careful management and diversification of assets.

International investing poses additional risks that could cause losses to the Fund. If the security is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in U.S. dollars. International markets, especially in developing countries, are subject to political instability and are not always as liquid as in the U.S., sometimes making it harder to sell a security. The Fund intends to limit this risk by investing no more than 20% of the assets of the Fund in developing countries.

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000, are a concern for financial and business organizations around the world. We are taking steps to address the Year 2000 issue with respect to the computers we use, and have asked that our major service providers take comparable steps. However, there is no way to be sure that these steps will completely protect the Fund from being affected.

The shares offered by this prospectus are not deposits or obligations of, nor guaranteed or endorsed by, UMB Bank, n.a., or any of its affiliate banks. They are not federally insured by the Federal Deposit Insurance Corporation (F.D.I.C.), the Federal Reserve Board or any other agency. These shares involve investment risks, including the possible loss of the principal invested.

FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, so the amount of "Other Expenses," "Total Annual Fund Operating Expenses" and the "Fee Examples" are based on estimates for the first year of operations.

Shareholder Fees
(Fees paid directly from your investment)

        Maximum Sales Charge (Load) Imposed on Purchases                None
        Maximum Deferred Sales Charge (Load)                            None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None
        Redemption Fee                                                  None
        Exchange Fee                                                    None

Annual Fund Expenses*
(Expenses deducted from Fund assets)

        Management Fees                                                 .85%
        Distribution (12b-1) Fees                                       None
        Other Expenses                                                  .02%
        Total Annual Fund Expenses                                      .87%
	*As a percentage of average annual net assets.

Fee Examples

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years
		$90	$280


RELATED PERFORMANCE

The table below shows performance of the UMB Scout WorldWide Fund. The UMB Scout WorldWide Fund is a separate mutual fund managed by the same UMB Bank, n.a. portfolio manager in a similar investment style as the UMB Scout
WorldWide Select Fund, with the exception that the UMB Scout WorldWide Fund intends to hold more cash than the UMB Scout WorldWide Select Fund. Please note that the performance results shown are not those of the UMB Scout WorldWide Select Fund, and are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund. The performance numbers are provided to show the investor how the portfolio manager has performed historically with a similar investment style to the newly offered Fund.


Average Annual Total Return as of December 31, 1998
                                        1 Year  5 Years Since Inception, 9/93
        UMB Scout WorldWide Fund        17.96%  14.49%  14.83%

INVESTMENT ADVISER AND MANAGER

UMB Bank, n.a., is the Fund's investment adviser and manager. James L. Moffett has been the manager of UMB Scout Worldwide Select Fund since its inception in 1999. He is a Chartered Financial Analyst. He joined UMB Bank Kansas in 1979, and has over 30 years of investment management experience, including management of the UMB Scout WorldWide Fund since that Fund's inception in 1993.

As manager, UMB Bank, n.a., provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration. Operating expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and fees payable to the various states. The Fund also pays its own brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

Jones & Babson, Inc. was founded in 1959. It organized the Fund in 1999, and acts as its principal underwriter at no cost to the Fund.

For its services, the Fund pays UMB Bank, n.a., a fee at the annual rate of 85/100 of one percent (0.85%) of average daily net assets. The Management Agreement limits the liability of UMB Bank, n.a., as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

HOW TO PURCHASE SHARES

No-Load Fund
		There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on next page for details)
		By phone, mail or wire
		Through Automatic Monthly Investments
		Through exchanges from other UMB Scout Funds

Minimum Initial Investment
		$1,000 for most accounts
		$250 for IRA and Uniform Transfer (Gift) to Minors accounts $100 for Automatic Monthly Investments
		$1,000 for exchanges from another UMB Scout Fund

Minimum Additional Investment
		$100 for purchases by phone or mail ($1,000 for wire purchases) $50 for Automatic Monthly Investments
		$1,000 for exchanges from another UMB Scout Fund

Minimum Account Size
You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:

 any amount for redemptions requested by mail or phone

 $500 or more for redemptions wired to your account (there may be a fee)

 $50 or more for redemptions by a systematic redemption plan (there may be a fee)

 $1,000 or more for exchanges to another fund

 $100 or more for redemptions by automatic monthly exchange to another fund


CONDUCTING BUSINESS WITH THE UMB SCOUT FUNDS

BY PHONE

800-996-2862,
in the Kansas City area 751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another UMB Scout Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

You may invest by telephone ($100 minimum). After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Fund and participating banks.


You may withdraw any amount by telephone ($500 minimum if wired). We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another UMB Scout Fund. The shares being exchanged must have been held in open account for 15 days or more.


BY MAIL

UMB Scout WorldWide Select Fund
P.O. Box 410498
Kansas City, MO 64141-0498


Complete and sign the application included with this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.


Make your check ($100 minimum) payable to UMB Bank, n.a., and mail it to us. Always identify your account number or include the detachable coupon (from your confirmation statement).


In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.


In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the UMB Scout Fund into which the amount is being transferred.


BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri, ABA
   #101000695
For UMB Scout WorldWide
   Select Fund/AC=987032-6213
OBI=(your account number and
   account name)


Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.


Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the UMB Scout Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A minimal fee may be deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.


Not applicable.



THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.




Not applicable.




Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.



Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another UMB Scout Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


ADDITIONAL POLICIES ABOUT TRANSACTIONS

Transaction requests must be complete and in good order to be processed. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Fund and its shareholders.

Redemptions - We try to send proceeds as soon as practicable. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you may incur brokerage costs when converting them into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, or until 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

 A redemption check sent to a different payee, bank or address than we have on file.

 A redemption check mailed to an address that has been changed within the last 30 days.

 A redemption for $50,000 or more in writing.

 A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the Prospectus of the fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc., assumes responsibility for the authenticity of telephone redemption requests.

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 800-996-2862 for more information:

 Traditional IRA accounts

 Roth IRA accounts

 Education IRA

 Simplified Employee Pensions (SEPs)

 Uniform Transfers (Gifts) to Minors accounts

 Accounts for corporations or partnerships

 Sub-Accounting Services for Keogh, tax qualified retirement plans, and others

 Prototype Retirement Plans for the self-employed, partnerships and corporations.

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Fund and have received your purchase, payment or redemption order, we may process the order at the net asset value per share next effective after receipt by us from the institution.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Fund is open for business (generally the same days that the New York Stock Exchange is open for trading).

Each security owned by the Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

The Fund pays shareholders distributions from its net investment income semi-annually, usually in June and December. Distributions from any net capital gains that it has realized on the sale of securities will be declared annually on or before December 31. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. There are no fees or sales charges on reinvestments.

Dividends from net investment income or net short-term gains will be taxable (for investors subject to income taxes) as ordinary income, whether paid in cash or in additional shares. Whether paid in cash or additional shares, and regardless of the length of time shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Also, if purchases of shares in the Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution (for investors subject to tax).

Distributions declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been received by shareholders on December 31 of such year, so long as the distributions are actually paid before February 1 of the following year. You will be notified each January as to the federal tax status of distributions paid by the Fund. Such distributions may also be subject to state and local taxes.

Taxes on Transactions - Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Any loss incurred on a sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of capital gains received with respect to such shares. Starting January 1, 2001, sales of securities held for more than five years will be taxed at special lower rates. You may also be subject to state and municipal taxes on such exchanges and redemptions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends-Received Deduction for Corporations - Dividends from net investment income and short-term capital gains will generally qualify in part for the 70% dividends-received deduction for corporations. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Withholding - You must certify on your application, or on a separate form supplied by us, that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to backup withholding, or that you are exempt from backup withholding. Otherwise, we are required by federal law to withhold 31% of reportable payments paid to you.





UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Sewlect Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund

*Available in Kansas and Missouri only.

Manager and Investment Adviser
UMB Bank, n.a.,
Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson,
Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

Custodian
UMB Bank, n.a.,
Kansas City, Missouri

Underwriter, Distributor
and Transfer Agent
Jones & Babson, Inc.
Kansas City, Missouri


additional information

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The fund's annual and semi-annual reports to shareholders contain additional information about the fund's investments. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549.



UMB Scout Funds

P.O. Box 410498
Kansas City, MO 64141-0498

Toll Free 800-996-2862


www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial Corporation. UMB Financial Corporation also claims service mark rights to the Scout design.

PART B

UMB SCOUT WORLDWIDE SELECT FUND
a series of UMB Scout WorldWide Fund, Inc.

STATEMENT OF ADDITIONAL INFORMATION

May 14, 1999

This Statement is not a Prospectus but should be read in conjunction with the current Prospectus of the Fund dated May 14, 1999. To obtain the Prospectus or any Annual or Semi-Annual Report to shareholders, please call the Fund toll-free at 1-800-996-2862, or in the Kansas City area 751-5900.

TABLE OF CONTENTS
                                                                Page

        Introduction                                            2
        Information About the Fund's Investments                2
        Objective and Principal Investment Strategy             2
        Risk Factors Applicable to Foreign Investments          2
        Repurchase Agreements                                   2
        Cash Management                                         3
        Fundamental Investment Policies and Restrictions        3
        Non-Fundamental Investment Policies and Restrictions    4
        Fund Transactions                                       5
        Performance Data                                        6
        Performance Measures                                    6
        Performance Comparisons                                 7
        Purchasing and Selling Shares                           7
        Purchases                                               7
        Sales (Redemptions)                                     8
        Signature Guarantees                                    8
        How Share Price Is Determined                           8
        Additional Purchase and Redemption Policies             9
        Management of the Company and Fund                      9
        Directors and Officers                                  8
        Compensation                                            10
        Investment Adviser and Manager                          10
        Underwriter and Distributor                             12
        Transfer agent and Fund Accounting Agent                12
        Custodian                                               12
        Independent Auditor                                     12
        Dividends, Distributions and their Taxation             12
        General Information and History                         14
        Financial Statements                                    14
        Appendix-Credit Ratings                                 15




INTRODUCTION

The UMB Scout WorldWide Select Fund (hereafter, the "Fund") is a series of
UMB Scout WorldWide Fund, Inc. (hereafter, the "Company"). The Fund is classified as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). This classification means that the assets of the Fund are invested in a diversified portfolio of securities and that the Fund operates as a mutual fund, allowing shareholders to buy and sell shares at any time (as described in the Prospectus).

This Statement of Additional Information supplements the information contained in the Prospectus of the Fund.

INFORMATION ABOUT THE FUND'S INVESTMENTS

Objective and Principal Investment Strategy

The Fund's investment objective is long-term growth of capital and income.
Its principal investment strategy is to invest substantially all of its assets in equity securities (common stocks and securities convertible into common stocks) of established companies either located outside the U.S. or whose primary business is carried on outside the country. The Fund may also seek income by investing in fixed-income securities of foreign governments or companies if the investment adviser believes that market or economic conditions make those investments more attractive than investments in equity securities. The Fund will generally select fixed-income securities which have credit ratings or characteristics that are comparable to "investment grade" ratings, defined as Baa or higher by Moody's or BBB or higher by Standard & Poor's. The Fund's investments are selected by UMB Bank, n.a., which serves as investment adviser and manager. The objective and principal investment strategy are discussed in detail in the Prospectus.

Risk Factors Applicable to Foreign Investments

From time to time, UMB Scout WorldWide Select Fund may invest in companies located in developing countries. A developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries. The Fund will not invest more than 20% of its total assets in companies located in developing countries.

The risks to which the UMB Scout WorldWide Select Fund is exposed, as a result of investing in companies located outside the United States include: Currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund. This Fund is intended to provide international diversification only, it is not a complete investment program.

Under normal circumstances the Fund will invest at least 90% of its assets in equity securities of foreign issuers. However, to meet the liquidity needs of the Fund or when the Fund believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances and certificates of deposit rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service as well as enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers which are collateralized by such securities. The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

Repurchase Agreements

The Fund may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund.

The Fund will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Company. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of the Fund.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Cash Management

For purposes including but not limited to meeting redemptions and unanticipated expenses, the Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash. In addition, the Fund may invest up to 100% of its assets in such securities for temporary or emergency purposes. Such high quality, short-term debt obligations may include:

(1) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks; (2) commercial paper of companies rated P-2 or higher by Moody's Investors Service, Inc. (Moody's) or A-2 or higher by Standard and Poor's Corporation (S&P), or if not rated by either Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P; (3) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P; (4) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

Please see the Appendix of this Statement of Additional Information for the Descriptions of the various credit ratings referred to above.

Fundamental Investment Policies and Restrictions

The Fund has adopted the following fundamental investment policies and restrictions which cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of the Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or
(ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Concentration. The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if more than 25% of its net assets is invested in issuers within the industry.

In applying the Fund's fundamental policy concerning concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Senior Securities and Borrowing. The Portfolio may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC interpretation thereof, may permit.

Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities. The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Lending. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Policies and Restrictions

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

Other Investment Companies. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

Depository Receipts. In order for the Fund to achieve its objectives, it may invest in American Depository Receipts (ADR's), which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market. However, the Fund reserves the right to invest directly in foreign securities or to purchase European Deposit Receipts (EDR's) and International Depository Receipts (IDR's), in bearer form, which are designed for use in European and other securities markets.

Foreign Currencies and/or Forward Foreign Currency Transactions. In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be brought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange which one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Investment Techniques. The Fund's investment management policies will attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund's securities by investing in equity securities which in the opinion of the manager, offer good growth potential and in many cases pay dividends. The Fund will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine the value of the company as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore the company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries. The Fund believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies usually does not change rapidly, even though wide variations in the price may occur. So normally, long-term positions in stocks will be taken and maintained while the company's record and prospects continue to meet with management's approval. The Fund does not intend to hold fixed income assets in excess of 5% of the total assets in securities whose ratings have dropped below investment grade. The manager will review such securities and determine appropriate action to take with respect to such securities.

Fund Transactions

Decisions to buy and sell securities for the Fund are made by the Fund's investment adviser and manager, UMB Bank, n.a. Officers of the investment adviser are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved. The Fund will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser may seek execution of trades at a commission rate that is higher than the rate that may be available from other brokers, if the commission rate is reasonable in relation to the brokerage and research services provided to the adviser by the broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. Allocation of brokerage is reviewed regularly by both the Board of Directors for the Fund and by the investment adviser.

Research services furnished by broker-dealers may be useful to the Fund's adviser in serving other clients, as well as the Fund. Conversely, the Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. Substantially all of the portfolio transactions are through brokerage firms which are members of the New York Stock Exchange which is typically the most active market in the size of the Fund's transactions and for the types of securities predominant in the Fund's portfolio. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agents in the purchase of the Fund's shares for their clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the investment adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

PERFORMANCE DATA

Performance Measures

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

The Fund's "average annual total return" figures are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:


P(1+T)n	=	ERV

Where:	P	=	a hypothetical initial payment of $1000

	T	=	average annual total return

	n	=	number of years

	ERV	=	Ending Redeemable Value of a hypothetical $1000
                        payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

Performance Comparisons

In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds, or other mutual fund comparison sources such as CDA Mutual
Fund Report, or Mutual Fund Source Book (published by Morningstar), or other information published by Morningstar. The Fund may compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the Dow Jones Composite Average, and its component averages, the Wiltshire 5000 Equity Index, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune, US News & World Report, Changing Times, Financial World and Barron's may also be used in comparing performance of the Fund. The Fund may also make comparisons to historical data compiled by the research departments of broker-dealer firms or to financial or exonomic indicators published by Ibbotson Associates.
Performance comparisons should not be considered as representative of the future performance of the Fund.

PURCHASING AND SELLING SHARES
Purchases

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc., will cover the loss.


Sales (Redemptions)

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The Telephone/Telegraph Redemption Service may only be used for non certificated shares held in an open account. We reserve the right to refuse a telephone or telegraph redemption request. At our option, we may pay such redemption by wire or check. We may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts.

To participate in the Systematic Redemption Plan your dividends and capital gains distributions must be reinvested in additional shares of the Fund.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The Fund may elect to redeem shares "in-kind" by transferring portfolio securities to the redeeming shareholder. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Signature Guarantees

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail or changes in share registration, except as provided in the Prospectus. Signature guarantees must appear together with the signature(s) of the registered owner(s) on:
(1)	a written request for redemption;

(2)	a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or

(3)	all stock certificates tendered for redemption.



How Share Price is Determined

The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) except: days when the Fund is not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which no purchase or redemption order is received by the Fund; and customary holidays.

The Fund does not compute its net asset value on the following customary holidays:

New Year's Day                  January 1
Martin Luther King Jr. Day      Third Monday in January
Presidents' Holiday             Third Monday in February
Good Friday                     Friday before Easter
Memorial Day                    Last Monday in May
Independence Day                July 4
Labor Day                       First Monday in September
Thanksgiving Day                Fourth Thursday in November
Christmas Day                   December 25

Additional Purchase and Redemption Policies

We reserve the right to:
Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

Cancel or change the telephone investment service, the telephone/telegraph exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Fund and its investors.

Cancel or change the telephone/telegraph redemption service at any time without notice.

Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

Begin charging a fee for the telephone/telegraph service and to cancel or change the service upon 60 days written notice to you.

Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.

Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone/telegraph redemption method at the same time you submit the initial application to purchase shares.

Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.



MANAGEMENT OF THE COMPANY AND FUND

Directors and Officers

The officers of the Company manage the day-to-day operations of the Company and the Fund. The Company's officers, as well as the Fund's investment adviser and manager, are subject to the direct supervision and control of the Board of Directors. Four of the five members of the Board of Directors are considered to be independent Directors because they are not "interested persons" of the Company or the investment adviser, as that term is defined in the 1940 Act. Under Maryland corporate law, all of the Directors owe a fiduciary duty to the shareholders of the Fund.

The following is a list of the senior officers and directors of the Fund and their ages and business experience. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*Larry D. Armel (56), President and Director. President and Director, Jones & Babson, Inc., President and Director (or Trustee) of the nine investment companies within the Babson Mutual Fund Group; President and Director of the nine investment companies within the UMB Scout Funds group; President and Director of the five investment companies within the Buffalo Group of Mutual Funds; President and Director of Investors Mark Series Fund, Inc. and Director of AFBA Five Star Fund, Inc.

William E. Hoffman, D.D.S. (60), Director. Director of each of the nine investment companies within the UMB Scout Funds group; Orthodontist, 3700 West 83rd Street, Suite 206, Prairie Village, Kansas 66208.

Eric T. Jager (55), Director. Director of each of the nine investment companies within the UMB Scout Funds group; President, Windcrest Investment Management, Inc.; Director, Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street, Suite 600, Kansas City, Missouri 64112.

Stephen F. Rose (50), Director. Director of each of the nine investment companies within the UMB Scout Funds group; President, Sun Publications, Inc., 7373 W. 107th Street, Overland Park, Kansas 66212.

Stuart Wien (75), Director. Director of each of the nine investment companies within the UMB Scout Funds group; Retired, 4589 West 124th Place, Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.

P. Bradley Adams (38), Vice President and Treasurer. Vice President and Treasurer, Jones & Babson, Inc.; Vice President and Treasurer of the nine investment companies within the Babson Mutual Fund Group; Vice President and Treasurer of the nine investment companies within the UMB Scout Funds group; Vice President and Treasurer of the five investment companies within the Buffalo Group of Mutual Funds; Vice President and Chief Financial Officer, AFBA Five Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

Martin A. Cramer (49), Vice President and Secretary. Vice President and Secretary, Jones & Babson, Inc.; Vice President and Secretary of the nine investment companies within the Babson Mutual Fund Group; Vice President and Secretary of the nine investment companies within the UMB Scout Funds group; Vice President and Secretary of the five investment companies within the Buffalo Group of Mutual Funds; Secretary and Assistant Vice President, AFBA Five Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (37), Vice President. Assistant Vice President, Jones & Babson, Inc.; Vice President of the nine investment companies within the Babson Mutual Fund Group; Vice President of the nine investment companies within the UMB Scout Funds group; and Vice President of the five investment companies within the Buffalo Group of Mutual Funds.


Compensation

None of the officers or directors will be compensated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by UMB Bank, n.a. under the provisions of the Management Agreement. As an "interested" Director, Mr. Armel receives no compensation for his service as a Director.

Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with, either UMB Bank, n.a. or Jones & Babson, Inc. The Audit Committee of the Board of Directors is composed of Messrs. Hoffman, Jager, Rose and Wien.

The officers and directors of the Company as a group own less than 1% of the Fund.

The Fund will not hold annual meetings except as required by the 1940 Act and other applicable laws. The Company is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

Investment Adviser and Manager

UMB Bank, n.a. serves as the investment adviser and manager of the Fund, pursuant to a Management Agreement with the Company. As investment adviser, the Bank provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Fund in accordance with the Fund's stated investment objective and policies. As manager, UMB Bank, n.a. either provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. The Management Agreement for the Fund provides that the Fund will pay UMB Bank, n.a. management fees equal to 0.85% of the average annual net assets of the Fund.

Underwriter and Distributor

Jones and Babson, Inc., BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108-3306, serves as the principal underwriter and distributor of the Fund's shares. The shares are continuously offered by Jones & Babson, who has agreed, as agent of the Fund, to use its best efforts to distribute shares of the Fund. Jones and Babson pays all sales and distribution expenses, other than registration fees and other governmental charges.

Jones and Babson does not receive compensation or reimbursement for its distribution and underwriting activities. Instead, it is compensated by UMB Bank, n.a. for other services provided to the company and Fund. As indicated in the "Directors and Officers" section of this Statement of Additional Information, the following officers of Jones and Babson are directors or officers of the Company: Larry D. Armel, P. Bradley Adams, Martin A. Cramer and Constance E. Martin.

Transfer Agent and Fund Accounting Agent

As manager, UMB Bank, n.a. employs Jones and Babson, Inc. at its own expense to provide services to the Company and Fund, including the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration.

Custodian

The Fund's assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Fund, has possession of the Fund's cash and securities. As directed by the Company's officers and portfolio managers, the bank delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the manager. UMB Bank, n.a. also serves as investment adviser and manager, and receives compensation for all of its services through receipt of management fees.

Independent Auditors

The Company's financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Baird, Kurtz & Dobson, City Center Square, Suite 2700, 1100 Main Street, Kansas City, Missouri 64105, is the Company's present independent auditor.


DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION


Election to be Taxed as a Regulated Investment Company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. The directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to the shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to the shareholders will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

All or a portion of any loss that the shareholders realize upon the redemption of Fund shares will be disallowed to the extent that the shareholders purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares you purchase.

U.S. Government Obligations. Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide the shareholders with the percentage of any dividends paid that may qualify for tax-free treatment on the shareholder's personal income tax return. Shareholders should consult with their own tax advisor to determine the application of state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

Dividends-Received Deduction for Corporations. Corporate shareholders should note that a percentage of the dividends paid by the Fund for the most recent calendar year qualified for the dividends-received deduction. Corporate shareholders will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. Dividends so designated by the Fund must be attributable to dividends earned by the Fund from U.S. corporations that were not debt-financed.

Under the Taxpayer Relief Act of 1997, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends were earned by the Fund were debt-financed or held by the Fund for less than a 46 day period during a 90 day period beginning 45 days before the ex-dividend date of the corporate stock. Similarly, if Fund shares are debt-financed or held by shareholders for less than this same 46 day period, then the dividends-received deduction may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including the deducted portion) must be included in the shareholder's alternative minimum taxable income calculation.

Conversion Transactions. Gains realized by a Fund from transactions that are deemed to be "conversion transactions" under the Code, and that would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined as the "applicable imputed income amount." A conversion transaction is any transaction in which substantially all of the Fund's expected return is attributable to the time value of the Fund's net investment in such transaction, and any one of the following criteria are met:

(1)	there is an acquisition of property with a substantially
        contemporaneous agreement to sell the same or substantially identical property in the future;

(2)	the transaction is an applicable straddle;

(3) the transaction was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or

(4)	the transaction is specified in Treasury regulations to be
        promulgated in the future.

The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120% of the applicable federal rate, reduced by any prior recharacterizations under this provision or the provisions of Section 263(g) of the Code dealing with capitalized carrying costs.

Stripped Preferred Stock. Occasionally, the Fund may purchase "stripped preferred stock" that is subject to special tax treatment. Stripped preferred stock is defined as certain preferred stock issues where ownership of the stock has been separated from the right to receive dividends that have not yet become payable. The stock must have a fixed redemption price, must not participate substantially in the growth of the issuer and must be limited and preferred as to dividends. The difference between the redemption price and purchase price is taken into Fund income over the term of the instrument as if it were original issue discount. The amount that must be included in each period generally depends on the original yield to maturity, adjusted for any prepayments of principal.

Defaulted Obligations. The Fund may be required to accrue income on defaulted obligations and to distribute such income to you even though it is not currently receiving interest or principal payments on such obligations. In order to generate cash to satisfy these distribution requirements, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

GENERAL INFORMATION AND HISTORY

UMB Scout WorldWide Fund, Inc. (previously defined as the "Company") was incorporated in the State of Maryland on January 7, 1993 and has a present authorized capitalization of 20,000,000 shares of common stock, par value $1.00 per share. The company's shares are divided into two separate series -- the UMB Scout WorldWide Fund series and the UMB Scout WorldWide Select Fund series (previously defined as the "Fund"). Shares of each series represent interests in a separate portfolio of investments, and each series is effectively a separate mutual fund. All shares of a series are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the series, and (2) equal dividend, distribution and redemption rights to the assets of the series. Shares when issued are fully paid and non-assessable. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - The shares of each series have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland General Corporation Law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. The Fund has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of continuance of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

The Fund may use the name "UMB" and "Scout" in its name so long as UMB Bank, n.a. is continued as investment adviser or manager.




APPENDIX
DESCRIPTION OF FIXED INCOME RATINGS

Standard & Poor's Corporation (S&P):

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc.  (Moody's):

Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked
shortcomings.  Note:	Moody's applies numerical modifiers 1, 2 and 3 in each
generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Fitch Investors Service:

Debt instruments rated "AAA", "AA", "A", "BBB" are considered to be investment grade.

AAA Highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+, AA or AA- Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA".

A+, A or A- Investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB+, BBB or BBB-	 Investment grade and of satisfactory credit quality.  The
obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB+, BB or BB- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B+, B or B- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC+, CCC or CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default of payment of interest or principal.

DDD, DD or D	Bonds are in default of interest and/or principal payments.
Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds. "D" represents the lowest potential for recovery.

NR Indicates That Fitch Does Not Rate The Specific Issue

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1 	Highest Quality
Prime - 2 	Higher Quality
Prime - 3 	High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;

(2)	economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)	evaluation of the issuer's products in relation to competition and customer acceptance;

(4)	liquidity;

(5)	amount and quality of long-term debt;

(6)	trend of earnings over a period of ten years;

(7)	financial strength of a parent company and relationships which exist with the issuer; and

(8)	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A" -	Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3" - Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" -	Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" -	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" -	This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

	Fitch:

F1+	Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for payment.

F1	Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than "F1+".

F2	Good Credit Quality.  Issues assigned this rating have a
satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F1+" and "F1".

F3	Fair Credit Quality.  Issues assigned this rating have
characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

FS	Weak Credit Quality.  Issues assigned this rating have
characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default.  Issues assigned this rating have characteristics
suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

LOC	The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.

UMB SCOUT WORLDWIDE FUND, INC.
UMB SCOUT WORLDWIDE SELECT FUND

PART C
OTHER INFORMATION

ITEM 23.	EXHIBITS:

                        (a)  Articles of Incorporation

                           (1)  Articles of Incorporation
                                filed and effective in
                                Maryland on January 7, 1993
                                are filed herewith as
                                Exhibit No. EX99.23(a)(1).

                           (2)  Articles of Amendment
                                filed and effective in
                                Maryland on April 27, 1995
                                are filed herewith as
                                Exhibit No. EX99.23(a)(2).

                           (3)  Articles of Amdendment
                                filed in Maryland and
                                effective on October 31, 1998
                                are filed herewith as
                                Exhibit No. EX99.23(a)(3).

                           (4)  Form of Articles Supplementary
                                creating the UMB Scout WorldWide
                                Select Fund Portfolio series
                                to be filed in Maryland
                                are filed herewith as
                                Exhibit No. EX99.23(a)(4).

                        (b)  Form of By-Laws for
                             UMB Scout WorldWide Fund, Inc.
                             are filed herewith as
                             Exhibit No. EX99.23(b).

                        (c)  Specimen copy of each security

                           (1)  Form of stock certificate of
                                UMB Scout WorldWide Fund series
                                of the registrant is filed herewith as
                                Exhibit No. EX99.23(c)(1).

                           (2)  Form of stock certificate of
                                UMB Scout Stock Select Fund series
                                of the registrant is filed herewith as
                                Exhibit No. EX99.23(c)(2).

                        (d)  Management Agreement

                           (1)  Management Agreement
                                between UMB Bank, n.a. and
                                UMB Scout WorldWide Fund, Inc.
                                dated January 1, 1996
                                on behalf of
                                UMB Scout WorldWide Fund series
                                is filed herewith as
                                Exhibit No. EX99.23(d)(1).

                           (2)  Form of Management Agreement
                                between UMB Bank, n.a. and
                                UMB Scout WorldWide Fund, Inc.
                                on behalf of the
                                UMB Scout WorldWide Select Fund series
                                is filed herewith as
                                Exhibit No. EX99.23(d)(2).

                        (e)   Underwriting Agreement

                           (1)  Underwriting Agreement
                                between Jones & Babson, Inc. and
                                UMB Scout WorldWide Fund, Inc.
                                dated September 30, 1993
                                on behalf of
                                UMB Scout WorldWide Fund series
                                is filed herewith as
                                Exhibit No. EX99.23(e)(1).

                           (2)  Form of Underwriting Agreement
                                between Jones & Babson, Inc. and
                                UMB Scout WorldWide Fund, Inc.
                                on behalf of the
                                UMB Scout WorldWide Select Fund series
                                is filed herewith as
                                Exhibit No. EX99.23(e)(2).

                        (f)   Not Applicable.

                        (g)   Form of Custodian Agreement
                              between UMB Bank, n.a. and
                              the Registrant is filed herewith as
                              Exhibit No. EX99.23(g).

                        (h)   Form of Transfer Agency Agreement
                              between Jones & Babson, Inc. and
                              the Registrant is filed herewith as
                              Exhibit No. EX99.23(h).

                        (i) Opinion and Consent of Counsel as to the Legality of the Securities to be offered.*

                        (j)   Powers of Attorney
                              are filed herewith as
                              Exhibit No. EX99.23(j).

                        (k)   Not Applicable.

                        (l)   Not Applicable.

                        (m)   Not Applicable.

                        (n)   Not Applicable.

                        (o)   Not Applicable.

*Previously filed and incorporated herein by reference.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                REGISTRANT:

                None.


ITEM 25.	INDEMNIFICATION:

		Under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law;
provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

		(i)	by the Board of Directors by a majority vote of a
quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

		(ii)	if the required quorum is not obtainable or if a
quorum of such directors so directs, by independent legal counsel in a written opinion.

		No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:


ITEM 27.	PRINCIPAL UNDERWRITER:

	  (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the:

               UMB Scout Stock Fund, Inc.
               UMB Scout WorldWide Fund, Inc.
               UMB Scout Regional Fund, Inc.
               UMB Scout Balanced Fund, Inc.
               UMB Scout Bond Fund, Inc.
               UMB Scout Capital Preservation Fund, Inc.
               UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
               UMB Scout Money Market Fund, Inc.
               UMB Scout Tax-Free Money Market Fund, Inc.

               David L. Babson Growth Fund, Inc.
               Babson Enterprise Fund, Inc.
               Babson Enterprise Fund II, Inc.
               D.L. Babson Money Market Fund, Inc.
               D.L. Babson Tax-Free Income Fund, Inc.
               D.L. Babson Bond Trust
               Babson Value Fund, Inc.
               Shadow Stock Fund, Inc.
               Babson-Stewart Ivory International Fund, Inc.

               Buffalo Balanced Fund, Inc.
               Buffalo Equity Fund, Inc.
               Buffalo USA Global Fund, Inc.
               Buffalo High Yield Fund, Inc.
               Buffalo Small Cap Fund, Inc.

               AFBA Five Star Fund, Inc.

               Investors Mark Series Fund, Inc.

	  (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and                           Position and                 Positions and
Principal                          Offices with                 Offices with
Business Address                   Underwriter                  Registrant

Stephen S. Soden                   Chairman and                 Director
700 Karnes Blvd.                   Director
Kansas City, MO 64108-3306

Larry D. Armel                     President and                President and
700 Karnes Blvd.                   Director                     Director
Kansas City, MO 64108-3306

Giorgio Balzer                     Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert T. Rakich                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Edward S. Ritter                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert N. Sawyer                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Vernon W. Voorhees                 Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

P. Bradley Adams                   Vice President               Vice President
700 Karnes Blvd.                   and Treasurer                and Treasurer
Kansas City, MO  64108-3306

Martin A. Cramer                   Vice President               Vice President
700 Karnes Blvd.                   and Secretary                and Secretary
Kansas City, MO  64108-3306

          (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrants pursuant to the principal underwriting Agreement.


ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS:

		Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


ITEM 29.	MANAGEMENT SERVICES:

		There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.        UNDERTAKINGS:

		Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

UMB SCOUT WORLDWIDE FUND, INC.
UMB SCOUT WORLDWIDE SELECT FUND

EXHIBIT INDEX

Exhibit                                 Exhibit No.

Articles of Incorporation               EX99.23(a)(1)
Articles of Amendment                   EX99.23(a)(2)
Articles of Amendment                   EX99.23(a)(3)
Form of Articles Supplementary          EX99.23(a)(4)
Form of Bylaws                          EX99.23(b)
Form of Specimen Security               EX99.23(c)(1)
Form of Specimen Security               EX99.23(c)(2)
Management Agreement                    EX99.23(d)(1)
Form of Management Agreement            EX99.23(d)(2)
Underwriting Agreement                  EX99.23(e)(1)
Form of Underwriting Agreement          EX99.23(e)(2)
Form of Custodian Agreement             EX99.23(g)
Form of Transfer Agency Agreement       EX99.23(h)
Power of Attorney                       EX99.23(j)


document=tmp_indx\indx_ww.txt

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of February, 1999.

        UMB SCOUT WORLDWIDE FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    February 26, 1999
Larry D. Armel             Officer and Director

/s/Dr. William E. Hoffman* Director                          February 26, 1999
Dr. William E. Hoffman

/s/Eric T. Jager           Director                          February 26, 1999
Eric T. Jager*

/s/Stephen F. Rose         Director                          February 26, 1999
Stephen F. Rose*

/s/ P. Bradley Adams       Treasurer and Principal           February 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

EX99.23(a)(1)

                          ARTICLES OF INCORPORATION
                                     OF
                            UMB WORLDWIDE FUND, INC.


     FIRST: I, the undersigned, John G. Dyer, whose Post-Office address is L-36 Route 1, Lake Lotawana, Missouri, 64063, being at least twenty-one years of age, do, under and by virtue of the general laws of the state of Maryland authorizing the formation of corporations, associate myself as Incorporator with the intention of forming a corporation (hereinafter called the "Corporation").

     SECOND: The name of the Corporation is UMB WORLDWIDE FUND, INC.

     THIRD: The purpose for which the Corporation is formed is to act as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended, and to exercise and enjoy all of the powers, rights and privileges granted to, or conferred upon, corporations of a similar character by the general laws of the state of Maryland now or hereafter in force.

     FOURTH: The Post-Office address of the principal office of the Corporation in this state is C/O the Corporation Trust Incorporated, 32 South Street, Baltimore, Maryland, 21201. The name of the Resident Agent of the Corporation in this state is the Corporation Trust Incorporated, a corporation of this state, and the Post-office address of the Resident Agent is 32 South
Street, Baltimore, Maryland, 21201.

     FIFTH: The total number of shares of all classes of stock which the Corporation shall have authority to issue is 10,000,000 shares of a par value of one dollar ($1.00) per share and an aggregate par value of $10,000,000. The number of the shares of stock of each class is such number, if any, of shares of unissued stock as is classified or reclassified into such class by the Corporation's Board of Directors pursuant to the authority contained in Section 2-105 of the Maryland General Corporation Law as filed by the Corporation as Articles Supplementary under
Section 2-108 of the Maryland General Corporation Law (or any successor provisions). The Board of Directors of the Corporation shall have the power to classify or reclassify unissued shares into one or more classes which together with the issued shares of stock of the corporation shall have such designations as the board may determine and (subject to any applicable rule, regulation or order of the Securities and Exchange Commission or other applicable law or regulation) shall have such preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine (or in the absence of contrary determination, such as



                        Page 1 of 9 pages

set forth herein). At any time when there are no shares outstanding or subscribed for a particular class previously established and designated by the Board of Directors, the class may be liquidated by similar means. If the Board so determines, one or more classes of stock may be treated for all purposes other than dividends as if all shares of such classes were shares of one class. The dividends payable to the holders of any class (subject to any applicable rule, regulation or order of the Securities-and Exchange Commission or any other applicable law or regulation) shall be determined by the Board and need not be individually declared, but may be declared and paid in accordance with a formula adopted by the Board. Each share of a class shall have equal rights with each other share of that class of stock with respect to the assets of the Corporation pertaining to that class. Any fractional shares of capital stock issued by the corporation shall have proportionately, all the rights of full shares. Except as otherwise provided herein, all references in these articles of incorporation to capital stock or class of stock shall apply without discrimination to the shares of each class of stock.

        (A) The holders of each share of stock of the Corporation shall be entitled to one vote for each full share, and a fractional vote for each fractional share of stock, irrespective of the class then standing in his or her name in the books of the Corporation. On any matter submitted to a vote of shareholders, all shares of the Corporation then issued and outstanding and entitled to vote, irrespective of the class, shall be voted in the aggregate and not by class, except (1) when otherwise expressly provided by the Maryland General Corporation Law or (2) when required by the Investment Company Act of 1940, as amended, shares shall be voted by individual class; and (3) when the matter does not affect any interest of a particular class, then only shareholders of the affected class or classes shall be entitled to vote thereon.

        (B) Each class of stock of the Corporation shall have the following powers, preferences and participating, voting, or other special rights and the qualifications, restrictions, and limitations thereof shall be as follows:

                (1) All consideration received by the Corporation for the issue or sale of stock of each class, together with all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to the class of shares of stock with respect to which such assets, payments or funds were received by the Corporation for all purposes, subject only to the rights of creditors, and shall be so handled upon the books of account of the Corporation. Such assets, income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation thereof and any assets derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" such class.


                        Page 2 of 9 pages

                (2) The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and the payment of them being wholly in the discretion of the Board of Directors.

                    (I)  Dividends or distributions on shares of
any class of stock shall be paid only out of earnings, surplus, or other lawfully available assets belonging to such class.

                    (II) Inasmuch as one goal of the corporation is to qualify as a "regulated investment company" under the Internal Revenue Code of 1954, as amended, or any successor or comparable statute thereto, and regulations promulgated thereunder; and inasmuch as the computation of net income and gains for federal income tax purposes may vary from the computation thereof on the books of the corporation, the Board of Directors shall have the power in its discretion to distribute in any fiscal year as dividends, including designated in whole or in part as capital gain distributions, amounts sufficient, in the opinion of the Board of Directors, to enable the Corporation to qualify as a regulated investment company and to avoid liability for the Corporation for federal income tax in respect of that year.

                (3) In the event of the liquidation or dissolution of the Corporation, shareholders of each class shall be entitled to receive, as a class, out of the assets of the Corporation available for distribution to shareholders, but other than general assets not belonging to any particular class of stock, the assets belonging to such class; and the assets so distributable to the shareholders of any class shall be distributed among such shareholders in proportion to the number of shares of such class held by them and recorded on the books of the Corporation. In the event that there are any general assets not belonging to any particular class of stock and available for distribution, such distribution shall be made to the holders of stock of all classes in proportion to the asset value of the respective classes determined as hereinafter provided.

                (4) The assets belonging to any class of stock shall be charged with the liabilities in respect to such class, and shall also be charged with its share of the general liabilities of the Corporation, in proportion to the asset value of the respective classes determined as hereinafter set out. The determination of the Board of Directors shall be conclusive as to the amount of liabilities, including accrued expenses and reserves, as to the allocation of the same as to a given class, and as to whether the same or general assets of the Corporation are allocable to one or more classes.

        (C) Each holder of any class of stock of the Corporation, who shall surrender his certificate in good delivery form to the Corporation or who, if the shares in question are not represented by certificates, shall deliver to the Corporation a


                        Page 3 of 9 pages

written request in good order signed by the shareholder, shall be entitled to require the Corporation, to the extent that the class of stock in question has assets lawfully available therefor and out of such assets, but not otherwise, to redeem all or any part of the shares of such stock standing in the name of such holder on the books of the Corporation, at the net asset value of such shares, determined in the manner and as of the time, and payable as provided in the Investment Company Act of 1940, as amended. The Corporation shall make payment for any such shares to be redeemed as aforesaid, in cash, or if in the opinion of the Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable, the Corporation may make payment wholly or partly in securities belonging to the class to provide for such redemption by it of the shares of such class.

                (1) The Board of Directors of the Corporation may, in accordance with the Investment Company Act of 1940, as amended, suspend the right of the holders of any class of stock of the Corporation to require the Corporation to redeem shares of such class.

                (2) The Board of Directors, in the economic best interest of the Corporation and in order to reduce the disproportionately burdensome expenses in servicing shareholder accounts, may from time to time, establish uniform standards with respect to the minimum value of a stockholder account or a minimum investment which may be made by a stockholder. The Board of Directors, by resolution and without the vote or consent of stockholders, may require that the aggregate net asset value of a stockholder account shall not be less than the minimum initial investment requirement of the Corporation at the time of the resolution. The resolution may authorize the Corporation to close those stockholder accounts not meeting the specified minimum standards of value by redeeming all of the shares in such accounts, provided there is mailed to each affected stockholder account, at least sixty (60) days prior to the planned redemption date, a notice setting forth the minimum account size requirement and the date on which the account will be closed if the minimum size requirement is not met prior to said closing date.

        (D) Each holder of any class of stock of the Corporation, who surrenders his certificate in good delivery form to the Corporation or, if the shares in question are not represented by certificates, who delivers to the Corporation a written request in good order signed by the shareholder, shall be entitled to convert the shares in question on the basis hereinafter set forth, into shares of stock of any other class of the Corporation. The Corporation shall determine the net asset value, as hereinafter defined, of the shares to be converted and shall deduct therefrom such conversion cost, hereinafter described and within five (5) business days after such surrender and payment, shall issue to the shareholder such number of shares of stock of the class desired taken at the net asset value thereof determined in the same manner and at the same time as that of the shares surrendered, which shall equal the net asset


                        Page 4 of 9 pages

value of the shares surrendered less conversion cost as aforesaid. Any amount representing a fraction of a share may be paid in cash at the option of the Corporation. The conversion cost above mentioned shall be determined by adding a transaction charge as determined by the Board of Directors. The transaction charge may be paid and/or assigned by the Corporation to the underwriter and/or any other agency, as it may elect. Upon any conversion taking place, proper transfer shall be made between the assets belonging to the respective classes of stock. The Board of Directors may limit this conversion privilege to shares which have been held for such reasonable period of time as the Directors may determine.

        (E) The aggregate net asset value per share of a class of the Corporation's capital stock shall be determined in accordance with the Investment Company Act of 1940, as amended, and with generally accepted accounting principles, by adding the market or appraised value of all securities, cash and other assets of the Corporation pertaining to that class, subtracting the liabilities determined by the Board of Directors to be applicable to that class, and dividing the net result by the number of shares of the class outstanding. Securities and other investments and assets will be valued at fair value as determined in good faith by the Board of Directors.

     SIXTH: The shares of stock of the Corporation may be issued to such persons and at such prices from time to time as the Board of Directors may determine. Such issuance shall be on a non-assessable basis. No holder of shares of stock shall have preemptive rights and the Corporation shall have the right to issue and sell to any person or persons and shares of its stock or any option rights exercisable for, or securities convertible into shares of its stock without first offering such shares, rights or securities to the holders of any shares.

     SEVENTH: The number of Directors of the Corporation and their terms of office shall be determined from time to time by the Directors pursuant to the by-laws of the Corporation. Such number initially shall be three and shall never be less than three. The names of the initial Directors are:

                        Larry D. Armel
                       Alfred J. Hoffman
                        Stephen R. Ross
                       William E. Hoffman
                           Stuart Wien
                          Eric T. Jager
                         Stephen F. Rose

who shall serve until their successors shall have been duly elected and qualified.

        (A) If a vacancy occurs on the Board of Directors by reason of death, resignation, or otherwise, the Board of Directors may fill such vacancy for the remainder of the unexpired term by majority vote of the remaining directors;


                        Page 5 of 9 pages

provided that after filling any such vacancy, at least to thirds of the Directors shall have been elected by the stockholders, and provided further that if at any time less than a majority of the Directors then holding office were elected by the stockholders, a stockholders' meeting shall be called as promptly as possible and, in any event, within sixty days, for the purpose of electing Directors to fill existing vacancies.

     EIGHTH: The Corporation is expressly empowered as follows:

        (A) The Corporation may enter into a written contract or contracts with any person, including any firm, corporation, trust, or association in which any officer, other employee, director or stockholder of this corporation may be interested, providing for a delegation of the management of all or part of this corporation's securities portfolio (or portfolios) and also for the delegation of the performance of administrative corporate functions, subject always to the direction of the Board of Directors of this corporation. The compensation payable by this corporation under such contracts shall be such as is deemed fair and equitable to both parties by the said Board of Directors. Each such contract shall in all respects be consistent with and subject to the requirements of the Investment Company Act of 1940, as amended, as then in effect and regulations of the Securities and Exchange Commission or any succeeding governmental authority promulgated thereunder.

         (B) The Corporation may appoint one or more distributors or agents or both for the sale of the shares of the Corporation, may allow such person or persons a commission on the sale of such shares, and may enter into such contract or contracts with such person or persons as the Board of Directors of this Corporation in its discretion may deem reasonable and proper. Any such contract or contracts for the sale of the shares of this corporation may be made with any person even though such person may be an officer, other employee, director or stockholder of this corporation or a corporation, partnership, trust or association in which any such officer, other employee, director or stockholder may be interested, or such person may be the same as that person retained pursuant to the powers granted in Section (A) of this Article EIGHTH. Each such contract shall in all respects be consistent with and subject to the requirements of the Investment Company Act of 1940, as amended, as then in effect and regulations of the Securities and Exchange Commission or any succeeding governmental authority promulgated thereunder.

        (C) The Corporation may employ such custodian or custodians for the safekeeping of the property of the corporation and of its shares, such dividend disbursing agent or agents, and such transfer agent or agents and registrar or registrars for its shares, and may make and perform such contracts for the aforesaid purposes as in the opinion of the Board of Directors of this Corporation may be reasonable, necessary or proper for the conduct of the affairs of the Corporation, and may pay the fees and disbursements of such custodians, dividend disbursing agents,


                        Page 6 of 9 pages

transfer agents, and registrars out of the income and/or any other property of the Corporation. Notwithstanding any other provisions of these Articles of Incorporation or the by-laws of the Corporation, the Board of Directors may cause any or all of the property of the Corporation to be transferred to, or be acquired and held in the name of, a custodian so appointed or any nominees of this Corporation or nominee or nominees of such custodian satisfactory to the Board of Directors of this Corporation.

        (D) The same person, partnership (general or limited), association, trust or corporation may be employed in any multiple capacity under subsections (A, (B) and (C) of this article
EIGHTH and may receive compensation from the Corporation in as many capacities in which such person, partnership (general or limited), association, trust or corporation shall serve the Corporation.

     NINTH: (A) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

        (B) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

        (C) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, and bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

        (D) Reference to the Maryland General Corporation Law is this Article are to the Law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.





                        Page 7 of 9 pages

(E) Each provision of this Article NINTH shall be severable from the remainder, and the invalidity of any such provision shall not affect the validity of the remainder of this Article NINTH.

     TENTH: (G) The Corporation may purchase and maintain insurance on its behalf and on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the corporation as a director or officer of another corporation, partnership, trust, joint venture, association or other enterprise against any liability asserted against him and incurred by him in any such capacity.

     ELEVENTH: In furtherance, and not in limitation, of the powers conferred by the laws of the state of Maryland, the Board of Directors is expressly authorized:

        (A) To make, alter or repeal the by-laws of the Corporation, except where such power is reserved by the by-laws to the stockholders, and except as otherwise required by the Investment Company Act of 1940, as amended.

        (B) From time to time to determine whether and to what extent and at what times and places and under what conditions and regulations the books and accounts of the Corporation, or any of them other than the stock ledger, shall be open to the inspection of the stockholder, and no stockholder shall have any right to inspect any account or book or document of the Corporation, except as conferred by law or authorized by resolution of the Board of Directors or of the stockholders.

        (C) To authorize and issue obligations of the Corporation, secured and unsecured, without assent or vote of the stockholders, as the Board of Directors may determine, and to authorize and cause to be executed mortgages and liens upon the property of the Corporation, real and/or personal, but only to the extent permitted by the fundamental policies of the Corporation set out in its registration statement filed with the Federal Securities and Exchange Commission or any succeeding governmental authority, pursuant to the Investment Company Act of 1940, as amended.

        (D) In addition to the powers and authorities granted herein and by statute expressly conferred upon it, the Board of Directors is authorized to exercise all such powers and do all such acts and things as may be exercised or done by the Corporation, subject, nevertheless, to the provisions of Maryland law, these Articles of Incorporation, and the by-laws of the Corporation.

     TWELFTH: The books of the Corporation may be kept (subject to any provisions of Maryland law) outside the state of Maryland at such lace or places as may be designated from time to time by the Board of Directors or in the by-laws of the Corporation. Elections of directors need not be by ballot unless the by-laws of the Corporation so provide.


                        Page 8 of 9 pages

     THIRTEENTH: The Corporation reserves the right to amend, alter, change or repeal any provision contained in these Articles of Incorporation, in the manner now or hereafter prescribed by statute, and all rights conferred upon stockholders herein are granted subject to this reservation.

     FOURTEENTH: Notwithstanding any provision of Maryland law requiring more than a majority vote of the common stock in connection with any corporate action including, but not limited to, amendment of these Articles of Incorporation, unless otherwise provided in these Articles of Incorporation the Corporation may take or authorize such action upon the favorable vote of the holders of a majority of the outstanding shares of common stock.

     FIFTEENTH: The duration of the Corporation shall be perpetual.

     IN WITNESS WHEREOF, the undersigned Incorporator of the UMB WORLDWIDE FUND, INC. who executed the foregoing Articles of Incorporation hereby acknowledges that to the best of his knowledge the matters and facts set forth herein are true in all material respects under penalties of perjury.

        Dated the 2nd day of January, 1993.

                /s/John G. Dyer
                John G. Dyer

                        Page 9 of 9 pages


document:ww010793.ai

EX99.23(a)(2)

                         ARTICLES OF AMENDMENT
                                   TO
                        ARTICLES OF INCORPORATION
                                   OF
                         UMB WORLDWIDE FUND, INC.


        UMB WORLDWIDE FUND, INC., (the "Corporation"), a Maryland corporation having its principal office in Baltimore, Maryland, hereby certifies, in accordance with Section 2-605 of the Maryland General Corporation Law, to the State Department of
Assessments and Taxation of Maryland that:

        ONE:    Article SECOND of the Articles of
Incorporation of the Corporation is hereby amended to change the name of the Corporation to SCOUT WORLDWIDE FUND, INC.

        TWO:    The Board of Directors of the Corporation on
February 28, 1995, duly adopted the foregoing amendment to Article SECOND of the Articles of Incorporation of said corporation.

        IN WITNESS WHEREOF, UMB WORLDWIDE FUND, INC., has caused these Articles of Amendment to be signed by its President and attested by its Secretary on April 25, 1995.

                                        UMB WORLDWIDE FUND, INC.
Attest: /s/Martin A. Cramer         By: /s/Larry D. Armel
        Martin A. Cramer                Larry D. Armel


The Undersigned, Larry D. Armel, President of UMB WorldWide Fund, Inc., who executed on behalf of said corporation the foregoing Articles of Amendment, of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said corporation, the foregoing Articles of Amendment to be the corporate act of said corporation and further certifies that, to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.

                                        /s/Larry D. Armel
                                        Larry D Armel, President


document=ww042795.amd

EX99.23(a)(3)



                        ARTICLES OF AMENDMENT
                                  TO
                       ARTICLES OF INCORPORATION
                                  OF
                         SCOUT WORLDWIDE FUND, INC.



SCOUT WORLDWIDE FUND, INC., a Maryland corporation having its principal office in Baltimore, Maryland (hereinafter called the "Corporation"), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

        FIRST: The Corporation is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

        SECOND: ARTICLE SECOND of the Corporation's Articles of
Incorporation, as amended ("Articles"), is hereby amended to read as follows:

                SECOND: The name of the Corporation is UMB Scout
                        WorldWide Fund, Inc.

        THIRD: The amendment to the Articles of the Corporation as set Forth above has been duly approved by a majority of the entire Board of Directors of the Corporation as required by law and is limited to a change permitted by Section 2-605(a)(4) of the Maryland General Corporation Law to be made without action by the stockholders of the Corporation.

        FOURTH: These Articles of Amendment shall become effective on October 31, 1998.

TN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment be signed in its name and on its behalf on this 12th day of October, 1998 by its President, who acknowledges that these Articles of Amendment are the act of the Corporation and that to the best of his knowledge, information and belief and under penalties of perjury, all matters and Facts contained herein are true in all material respects.


                                        SCOUT WORLDWIDE FUND, INC.
                                        By: /s/Larry D. Armel
                                            Larry D. Armel,
                                            President

Attest: /s/Martin A. Cramer
        Martin A. Cramer
        Secretary


doc=ww101998.amd

EX99.23(a)(4)
                        ARTICLES SUPPLEMENTARY
                                  TO
                       ARTICLES OF INCORPORATION


UMB Scout WorldWide Fund, Inc. (the "Corporation"), a Maryland corporation having its principal office in Baltimore, Maryland, hereby certifies, in accordance with Section 2-208 and Section 2-208.1 of the Maryland General Corporation Law, to the State Department of Assessments and Taxation of Maryland that:

FIRST:	The Corporation has authority under its Articles
of Incorporation, as amended and supplemented, (the "Articles") to issue ten million (10,000,000) shares of common stock with a par value of one dollar ($1.00) per share, having an aggregate par value of ten million ($10,000,000) dollars. All shares of common stock of the Corporation which are currently issued and outstanding comprise a single class of shares (classes of shares are hereafter referred to as "series" of shares).

SECOND:	The Board of Directors of the Corporation, at a
meeting duly convened and held on January 27, 1999, adopted a resolution to increase the aggregate number of shares of common stock that the Corporation has authority to issue from ten million (10,000,000) shares to twenty million (20,000,000) shares, with a par value of one dollar ($1.00) per share and an aggregate par value of twenty million ($20,000,000) dollars.

THIRD:	At the same meeting, the Board of Directors
adopted resolutions classifying and allocating ten million (10,000,000) of the authorized shares of common stock of the Corporation, including all of the shares which are currently issued and outstanding, into a single series of shares, with a par value of one dollar ($1.00) per share and an aggregate par value of ten million ($10,000,000) dollars and designating such series as the [UMB Scout WorldWide Fund I] series; and the Board also adopted resolutions, designating a second series of shares of common stock of the Corporation as the [UMB Scout WorldWide Fund II] series, and classifying and allocating ten million (10,000,000) shares of the authorized, unissued and unallocated shares of common stock of the Corporation, with a par value of one dollar ($1.00) per share and an aggregate par value of ten million ($10,000,000) dollars, to such [UMB Scout WorldWide Fund II] series.

FOURTH:	As a result of the aforesaid increase in the
authorized common stock and classifications, the Corporation has authority to issue twenty million (20,000,000) shares of common stock with a par value of $1.00 per share, having an aggregate par value of twenty million ($20,000,000) dollars. Of such, ten million (10,000,000) shares of common stock have been classified and allocated to the [UMB Scout WorldWide Fund I] series of the Corporation, and ten million (10,000,000) shares of common stock have been allocated to the [UMB Scout WorldWide Fund II] series of the Corporation.

FIFTH:	The shares of the [UMB Scout WorldWide Fund I]
series and the [UMB Scout WorldWide Fund II] series shall represent interests in separate portfolios of investments. The shares of each series of the Corporation shall have the same preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, and shall be subject to the same limitation and priorities, as other shares of the same series, all as set forth in the Articles; except as may be provided by the Investment Company Act of 1940, as amended or the Maryland General Corporation Law; and provided further that the assets belonging to any series of the Corporation shall be charged with the liabilities only in respect to such series, and shall also be charged with its proportionate share of the general liabilities of the Corporation.

SIXTH:	The shares of each series of the Corporation
have been classified by the Board of Directors of the Corporation pursuant to authority contained in the Articles of the Corporation.

SEVENTH:	The Corporation is registered as an open-end
management investment company under the Investment Company Act of 1940, as amended.

EIGHTH:	The total number of shares of common stock that
the Corporation has authority to issue has been increased by the Board of Directors in accordance with Section 2-105(c) of the Maryland General Corporation Law.

IN WITNESS WHEREOF, the Corporation has caused these Articles Supplementary to be signed in its name and on its behalf by its undersigned authorized officers who acknowledge that these Articles Supplementary are the act of the Corporation, that to the best of their knowledge, information and belief, the matters and facts set forth herein relating to the authorization and approval of these Articles Supplementary are true in all material respects, and that this statement is made under the penalties of perjury.

Presented and witnessed on this __ day of ________, 1999.


UMB SCOUT WORLDWIDE FUND, INC.



By:	____________________________
	Larry B. Armel, President


WITNESS:	_______________________
		Martin A. Cramer,
		Secretary


document=ww03nn99.frm

EX99.23(b)
                        AMENDED AND RESTATED BY-LAWS
                          AS OF NOVEMBER 30, 1996

                                   OF

                         SCOUT WORLDWIDE FUND, INC.


ARTICLE I

FISCAL YEAR AND OFFICES

Section 1. Fiscal Year. Unless otherwise provided by resolution of the Board of Directors, the fiscal year of the corporation shall begin on the first day of July and end on the last day of June.

Section 2. Registered Office. The registered office of the corporation in Maryland shall be C/O the CORPORATION TRUST, INCORPORATED, 32 South Street, Baltimore, Maryland, 21202.

Section 3. Other Offices. The corporation shall have a place of business in the State of Missouri, and the corporation shall have the power to open additional offices for the conduct of its business, either within or outside the states of Maryland and Missouri, at such places as the Board of Directors may from time to time designate.

ARTICLE II

MEETINGS OF STOCKHOLDERS

Section 1. Place of Meeting. Meetings of the stockholders for the election of directors shall be held in such place as the Board of Directors may by resolution establish. In the absence of any specific resolution, annual meetings of stockholders shall be held at the corporation's principal office in the State of Missouri. Meetings of stockholders for any other purpose may be held at such place and time as shall be stated in the notice of the meeting, or in a duly executed waiver of notice thereof.

Section 2. Annual Meetings. The annual meetings of stockholders, if held, shall be held at such time during the month of September as may be fixed by the Board of Directors by resolution each year. At any annual meeting, the stockholders shall elect a Board of Directors and transact any other business which may properly be brought before the meeting. No annual meeting of stockholders shall be required in any year in which the only business to be transacted at such meeting does not require action by stockholders on any one or more of the following:

	(1)	the election of directors;

	(2)	approval of the investment advisory agreement;

	(3)	ratification of the selection of independent public
                accountants;

	(4)	approval of a distribution agreement.

Section 3. Special Meetings. At any time in the interval between annual meetings, special meetings of the stockholders may be called by the president or by a majority of the Board of Directors and shall be called by the president or secretary upon written request of the holders of shares entitled to cast not less than ten percent of all the votes entitled to be cast at such meeting.

Section 4. Notice. Not less than ten nor more than ninety days before the date of every annual or special stockholders' meeting, the secretary shall give to each stockholder entitled to vote at such meeting written notice stating the time and place of the meeting and, in the case of a special meeting, the purpose or purposes for which the meeting is called. Business transacted at any special meeting of stockholders shall be limited to the purposes stated in the notice.

Section 5. Record Date for Meetings. The Board of Directors may fix in advance a date not more than ninety days, nor less than ten days, prior to the date of any annual or special meeting of the stockholders as a record date for the determination of the stockholders entitled to receive notice of, and to vote at any meeting and any adjournment thereof; and in such case such stockholders and only such stockholders as shall be stockholders of record on the date so fixed shall be entitled to receive notice of and to vote only such shares held and outstanding on such record date that continue to be held and outstanding at the time of voting.

Section 6. Quorum. At any meeting of stockholders, the presence in person or by proxy of the holders of a majority of the aggregate shares of stock at the time outstanding shall constitute a quorum. If, however, such quorum shall not be present or represented at any meeting of the stockholders, the stockholders entitled to vote thereat, present in person or represented by proxy, shall have the power to adjourn the meeting from time to time, without notice other than announcement at the meeting, until a quorum shall be present or represented. At such adjourned meeting at which a quorum shall be present or represented any business may be transacted which might have been transacted at the meeting originally notified.

Section 7. Majority. The vote of the holders of a majority of the stock having voting power, as measured by the applicable quorum requirements set forth in Section 6, present in person or represented by proxy, at a meeting duly called and at which a quorum is present, shall be sufficient to take or authorize action upon any matter which may properly come before the meeting, unless otherwise required by the Investment Company Act of 1940, as amended.

Section 8. Voting. Each stockholder shall have one vote for each full share and a fractional vote for each fractional share of stock having voting power held by such stockholder on each matter submitted to a vote at a meeting of stockholders. A stockholder may cast his vote in person or by proxy, but no proxy shall be valid after eleven months from its date, unless otherwise provided in the proxy. At all meetings of stockholders, unless the voting is conducted by inspectors, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting.

Section 9.  Inspectors.  At any election of directors, the Board of Directors prior thereto may, or, if they have not so acted, the chairman of the meeting may, and upon the request of the holders of ten percent (10%) of the shares entitled to vote at such election shall, appoint two inspectors of election who shall first subscribe an oath of affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall after the election make a certificate of the result
of  the  vote taken.   No  candidate  for  the office of director shall
be appointed such inspector.   The chairman of the meeting may cause a
vote by ballot to be taken upon any election or matter, and such vote shall be taken upon the request of the holders of ten percent (10%) of the stock entitled to vote on such election or matter.

Section 10. Stockholder List. The officer who has charge of the stock ledger of the corporation shall, at least ten days before every election of directors, prepare and make a complete list of the stockholders entitled to vote at said election, arranged in alphabetical order, showing the address and the number of shares registered in the name of each stockholder. Such list shall be open to the examination of any stockholder, during ordinary business hours, for a period of at least ten days prior to the election, either at a place within the city, town or village where the election is to be held and which place shall be specified in the notice of meeting, or if not specified, at the place where said meeting is to be held, and the list shall be produced and kept at the time and place of election during the whole time thereof, and subject to the inspection of any stockholder who may be present.

ARTICLE III

DIRECTORS

Section 1. General Powers. The business of the corporation shall be managed by its Board of Directors, which may exercise all powers of the corporation, except such as are by statute, or the Articles of Incorporation, or by these By-laws conferred upon or reserved to the stockholders.

Section 2. Number and Term of Office. The number of directors which shall constitute the whole Board shall be determined from time to time by the Board of Directors, but shall not be fewer than three. Each director elected shall hold office until his successor is elected and qualified. Directors need not be stockholders.

Section 3. Elections. The Directors shall all be of one class and shall serve until their respective successors are elected and qualified.

Section 4.  Place of Meeting.  Meetings of  the  Board  of
Directors, regular or special, may be held at any place in or out of the State of Maryland as the Board may from time to time determine.

Section 5. Quorum. At all meetings of the Board of Directors a majority of the entire Board of Directors shall constitute a quorum for the transaction of business and the action of a majority of the directors present at any meeting at which a quorum is present shall be the action of the Board of Directors unless the concurrence of a greater proportion is required for such action by the laws of the State of Maryland, these By-laws or the Articles of Incorporation or a different number is required by the Investment Company Act of 1940, as amended. If a quorum shall not be present at any meeting of directors, the directors present thereat may by a majority vote adjourn the meeting from time to time, without notice other than announcement at the meeting, until a quorum shall be present.

Section 6. First Meeting. The first meeting of each newly constituted Board of Directors shall be held as soon as practicable after the annual meeting of stockholders in each year, at such time and place as shall be specified in a notice given as hereinafter provided for meetings of the Board of Directors, or as shall be specified in a written waiver signed by all of the directors.

Section 7.  Regular Meetings.  Regular meetings of the Board of
Directors may be held without notice at such time and place as shall from time to time be determined by the Board of Directors.

Section 8.  Special Meetings.  Special meetings of the Board of
Directors may be called by the president on one day's notice to each director; special meetings shall be called by the president or secretary in like manner and on like notice on the written request of two directors.

Section 9.  Telephonic Meetings.  Regular or special meetings, except for meetings to approve an investment advisory agreement or a distribution plan, of the Board of Directors or any committee thereof, may be held by means of a conference telephone or similar communications equipment so that all persons participating in the meeting can hear each
other at the same time.   Participation in a meeting by these means
constitutes presence in person at the meeting.

Section 10. Informal Actions. Any action, except approval of an investment advisory agreement, or a distribution plan, required or permitted to be taken at any meeting of the Board of Directors or any committee thereof may be taken without a meeting, if written consent to such action is signed in one or more counterparts by all members of the Board or of such committee, as the case may be, and such written consent is filed with the minutes of proceedings of the Board or committee.

Section 11. Committees. The Board of Directors may by resolution passed by a majority of the whole Board appoint from among its members an executive committee and other committees composed of two or more directors, and may delegate to such committees, in the intervals between meetings of the Board of Directors, any or all of the power of the Board of Directors in the management of the business and affairs of the corporation, except the power to declare dividends, to issue stock or to recommend to stockholders any action requiring stockholders' approval. In the absence of any member of such committee, the members thereof present at any meeting, whether or not they constitute a quorum, may appoint a member of the Board of Directors to act in the place of such absent member.

Section 12. Action of Committees. The committees shall keep minutes of their proceedings and shall report the same to the Board of Directors at the meeting next succeeding, and any action by committees shall be subject to revision and alteration by the Board of Directors, provided that no rights of third persons shall be affected by any such revision or alteration.

Section 13. Compensation. Any director, whether or not he is a salaried officer or employee of the corporation, may be compensated for his services as a director or as a member of a committee of directors, or as chairman of the Board or chairman of a committee by fixed or periodic payments or by fees for attendance at meetings or by both, and in addition may be reimbursed for transportation and other expenses, all in such manner and amounts as the Board of Directors may from time to time determine.

Section 14. Removal. The stockholders of this corporation may remove any director with or without cause by the affirmative vote of a majority of all the votes entitled to be cast for the election of directors.

ARTICLE IV

NOTICES

Section 1. Form. Notices to stockholders shall be in writing and delivered personally or mailed to the stockholders at their addresses appearing on the books of the corporation. Notice by mail shall be deemed to be given at the time when the same shall be mailed. Notice to directors need not state the purpose of a regular or special meeting.

Section 2. Waiver. Whenever any notice of the time, place or purpose of any meeting of stockholders, directors or committee is required to be given under the provisions of Maryland law or under the provisions of the Articles of Incorporation or these By-laws, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of stockholders in person or by proxy, or at the meeting of directors or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

ARTICLE V

OFFICERS

Section 1. Officers of the Corporation. The officers of the corporation shall be elected by the Board of Directors and shall include a president, who shall be a director, a secretary and a treasurer. The Board of Directors may, from time to time, elect or appoint a controller, one or more vice-presidents, assistant secretaries and assistant treasurers. The president shall preside at meetings of the Board of Directors, unless the Board of Directors, at its discretion, elects a chairman of the Board to preside at such meetings. In addition, such chairman shall perform and execute such executive and administrative duties and have such powers as the Board of Directors may from time to time prescribe. Two or more offices may be held by the same person but no officer shall execute, acknowledge or verify any instrument in more than one capacity, if such instrument is required by law, the Articles of Incorporation or these By-laws to be executed, acknowledged or verified by two or more officers.

Section 2. Election. The Board of Directors at its first meeting after each annual meeting of stockholders shall choose a president, a secretary and a treasurer.

Section 3. Compensation. The salaries or other compensation of all officers and agents of the corporation paid directly by the corporation shall be fixed by the Board of Directors, except that the Board of Directors may delegate to any person or group of persons the power to fix such salaries or other compensation.

Section 4. Tenure. The officers of the corporation shall serve for one year and until the successors are chosen and qualify. Any officer or agent may be removed by the affirmative vote of a majority of the Board of Directors whenever, in its judgment, the best interests of the corporation will be served thereby. Any vacancy occurring in any office of the corporation by death, resignation, removal or otherwise shall be filled by the Board of Directors.

Section 5. President. The president, unless the chairman has been so designated, shall be the chief executive officer of the corporation. He shall preside at all meetings of the stockholders and directors and shall see that all orders and resolutions of the Board are carried into effect. The president shall also be the chief administrative officer of the corporation and shall perform such other duties and have such other powers as the Board of Directors may from time to time prescribe.

Section 6. Vice-Presidents. The vice-presidents, in the order of their seniority, shall in the absence or disability of the president, perform the duties and exercise the powers of the president and shall perform such other duties as the Board of Directors may from time to time prescribe.

Section 7. Secretary. The secretary shall attend all meetings of the Board of Directors and all meetings of the stockholders and record all the proceedings thereof and shall perform like duties for any committee when required. In the absence of the secretary or an assistant secretary, proceedings of such meetings shall be recorded by a person selected by the chairman of the meeting. He shall give, or cause to be given, notice of meetings of the stockholders and of the Board of Directors, and shall perform such other duties as may be prescribed by the Board of Directors or president, under whose supervision he shall be. He shall keep in safe custody the seal of the corporation and, when authorized by the Board of Directors, affix and attest the same to any instrument requiring it. The Board of Directors may give general authority to any other officer to affix the seal of the corporation and to attest the same by affixing his signature.

Section 8. Assistant Secretaries. The assistant secretaries, in order of their seniority, shall in the absence or disability of the secretary, perform the duties and exercise the powers of the secretary and shall perform such other duties as the Board of Directors shall prescribe.

Section 9. Treasurer. The treasurer, unless another officer has been so designated, shall be the chief financial officer of the corporation. He shall be responsible for the maintenance of its accounting records and shall render to the Board of Directors, at its regular meetings, or when the Board of Directors so requires, an account of all the corporation's financial transactions and a report of the financial condition of the corporation.

Section 10. Controller. The controller shall be under the direct supervision of the treasurer. He shall maintain adequate records of all assets, liabilities and transactions of the corporation, establish and maintain internal accounting control and, in cooperation with the independent public accountants selected by the Board of Directors, shall supervise internal auditing. He shall have such further powers and duties as may be conferred upon him from time to time by the president or the Board of Directors.

Section 11. Assistant Treasurers. The assistant treasurers, in the order of their seniority, shall in the absence or disability of the treasurer, perform the duties and exercise the powers of the treasurer and shall perform such other duties as the president or the Board of Directors may from time to time prescribe.

Section 12. Other Officers. The Board of Directors from time to time may appoint such other officers and agents as it shall deem advisable, who shall hold their offices for such terms and shall exercise such powers and perform such duties as shall be determined from time to time by the Board of Directors. The Board of Directors from time to time may delegate to one or more officers or agents the power to appoint any such subordinate officers or agents, except assistant treasurers and to prescribe the respective rights, terms of office, authorities and duties.

ARTICLE VI

NET ASSET VALUE

The net asset value per share of stock of the corporation shall be determined at least once each day at the close of business on the New York Stock Exchange on each day the New York Stock Exchange is open for trading. Net asset value shall be calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities and dividing by the number of shares outstanding.

ARTICLE VII

INVESTMENT RESTRICTIONS

The following investment restriction cannot be changed without the consent of the holders of a majority of the corporation's outstanding shares of stock; the corporation shall not:

(1) purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities contracts, including futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1, and provided further that the Fund will not purchase securities when borrowings exceed 5% of its total assets; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB Financial Corporation or by affiliate banks of UMB Financial Corporation; or (16) issue senior securities except that borrowings from banks are permitted so long as the requisite asset coverage under restriction (12) above has been provided.

ARTICLE VIII

OTHER RESTRICTIONS

Section 1. Dealings. The officers and directors of the corporation and its investment adviser shall have no dealings for or on behalf of the corporation with themselves as principal or agent, or with any corporation, partnership, trust, joint venture or association in which they have a financial interest, provided that this section shall not prevent:

(A)	Officers  or  directors  of  the  corporation  from having
a financial interest in the corporation, in any sponsor, manager, investment adviser or promoter of the corporation, or in any underwriter or securities issued by the corporation.

(B)	The purchase of securities for the portfolio of the
corporation, or sale of securities owned by the corporation through a security dealer, one or more of whose partners, officers, directors or security holders is an officer or director of the corporation, provided such transactions are handled in a brokerage capacity only, and provided commissions charged do not exceed customary brokerage charges for such services.

(C)	The  employment  of any legal counsel,  registrar, transfer
agent, dividend disbursing agent or custodian having a partner, officer, director or security holder who is an officer or director of the corporation; provided only customary fees are charged for services rendered to or for the benefit of the corporation.

(D)	The purchase for the portfolio of  the  corporation of
securities issued by an issuer having an officer, director or security holder who is an officer or director of the corporation or of any manager of the corporation, unless the retention of such securities in the portfolio of the corporation would otherwise be a violation of these By-laws or the Articles of Incorporation of the corporation.

ARTICLE IX

STOCK

Section 1. Certificates. Each stockholder shall be entitled to a certificate or certificates which shall certify the number of shares owned by him in the corporation. Each certificate shall be signed by the president or a vice-president and countersigned by the secretary or an assistant secretary or the treasurer or an assistant treasurer and shall be sealed with the corporate seal.

Section 2.  Signature.  When a certificate is signed by a transfer agent or an assistant transfer agent or by a transfer clerk acting on behalf of the corporation and a registrar, the signature of any such president, vice-president, treasurer, assistant treasurer, secretary or
assistant  secretary  may  be  facsimile.   In  case  any  officer  who
has signed any certificate ceases to be an officer of the corporation before the certificate is issued, the certificate may nevertheless be issued by the corporation with the same effect as if the officer had not ceased to be such officer as of the date of its issue.

Section 3. Recording and Transfer Without Certificates. Notwithstanding the foregoing provisions of this article, the corporation shall have full power to participate in any program approved by the Board of Directors providing for the recording and transfer of ownership of shares of the corporation's stock by electronic or other means without the issuance of certificates.

Section 4.  Lost Certificates.  The Board of Directors may direct a new certificate or certificates to be issued in place of any certificate or certificates theretofore issued by the corporation alleged to have been stolen, lost or destroyed, upon the making of an affidavit of that fact by the person claiming the certificate of stock to be stolen, lost or destroyed, or upon other satisfactory
evidence of such loss or  destruction.   When authorizing  such
issuance of a new certificate or certificates, the Board of Directors may, in its discretion and as a condition precedent to the issuance thereof, require the owner of such stolen, lost or destroyed certificate or certificates, or his legal representative to advertise the same in such manner as it shall require and to give the corporation a bond with sufficient surety, to the corporation to indemnify it against any loss or claim that may be made by reason of the issuance of a new certificate.

Section 5. Registered Stockholders. The corporation shall be entitled to recognize the exclusive right of a person registered on its books as the owner of shares to receive dividends, and to vote as such owner, and shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person, whether or not it shall have express or other notice thereof, except, as otherwise provided by the laws of Maryland.

Section 6. Transfer Agents and Registrars. The corporation may act as its own transfer agent and/or registrar, or it may delegate those duties to others. The Board of Directors may from time to time, appoint or remove transfer agents and/or registrars of stock of the corporation, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made all certificates representing shares of stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only countersignature by such person shall be required.

Section 7. Stock Ledger. The corporation shall maintain an original stock ledger containing the names and addresses of all stockholders and the number and class of shares held by each stockholder. Such stock ledger may be in written form or any other form capable of being converted into written form within a reasonable time for visual inspection.

Section 8. Transfers of Stock. The corporation shall transfer or otherwise change the registration of its issued and outstanding shares in its stock ledger upon receipt of an authorization in a form proper and acceptable to it or its duly appointed agent. To the extent such shares are evidenced by a certificate or certificates, the surrender of such certificate properly endorsed shall be required where necessary. Upon receipt of the transfer instructions in proper order by the corporation, the corporation shall change its stock ledger records accordingly and record the transaction upon its books.

ARTICLE X

GENERAL PROVISIONS

Section 1.  Dividends.  With respect to dividends (including
"dividends" designated as "short" or "long" term "capital gains" distributions to satisfy requirements of the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1954, as amended from time to time):

(A)	Such dividends,  at  the  election  of  the  stockholders,
may be automatically reinvested in additional shares (or fractions thereof) of the corporation at the "net asset value" determined on the reinvestment date fixed by the Board of Directors.

(B)	The  Board of Directors in declaring any dividend, may fix a record date not earlier than the date of declaration or more than 40 days prior to the date of payment, as of which the stockholders entitled to receive such dividend shall be determined, notwithstanding any transfer or the repurchase or issue (or sale) of any shares after such record date.

(C)	Dividends  or  distributions  on  shares  of stock whether
payable in stock or cash, shall be paid out of earnings, surplus or other lawfully available assets; provided that no dividend payment, or distribution in the nature of a dividend payment, may be made wholly or partly from any source other than accumulated, undistributed net income, determined in accordance with good accounting practice, and not including profits or losses realized in the sale of securities or other properties, unless such payment is accompanied by a written statement clearly indicating what portion of such payment per share is made from the following sources:

(i)	accumulated or undistributed  net  income  not
including profits or losses from the sale of securities or other properties;

(ii)	accumulated undistributed net profits from the sale of
securities or other properties;

(iii)	net profits from the  sale  of  securities  or other
properties during the then current fiscal year; and

(iv)	paid-in surplus or other capital source.

(D)	In declaring dividends and in recognition that the one goal
of the corporation is to qualify as a "regulated investment company" under the Internal Revenue Code of 1954, as amended, the Board of Directors shall be entitled to rely upon estimates made in the last two months of the fiscal year as to the amounts of distribution necessary for this purpose; and the Board of Directors, acting consistently with good accounting practice and with the express provisions of these By-laws, may credit receipts and charge payments to income or otherwise, as it may seem proper.

(E)	Any dividends declared,  except as aforesaid, shall be
deemed liquidating dividends and the stockholders shall be so informed to whatever extent may be required by law. A notice that dividends have been paid from paid-in surplus, or a notice that dividends have been paid from paid-in capital, shall be deemed to be a sufficient notice that the same constitutes liquidating dividends.

(F)	Anything  in  these  By-laws  to the contrary
notwithstanding, the Board of Directors may at any time declare and distribute pro rata among the stockholders of a record date fixed as above, a "stock dividend" out of either authorized but unissued, or treasury shares of the corporation, or both.

Section 2. Rights in Securities. The Board of Directors, on behalf of the corporation, shall have the authority to exercise all of the rights of the corporation as owners of any securities which might be exercised by any individual owning such securities in his own right; including but not limited to, the rights to vote by proxy for any and all purposes (including the right to authorize any officer of the manager to execute proxies), to consent to the reorganization, merger or consolidation of any company or to consent to the sale, lease or mortgage of all or substantially all of the property and assets of any company; and to exchange any of the shares of stock of any company for shares of stock issued therefor upon any such reorganization, merger, consolidation, sale, lease or mortgage.

Section 3. Custodianship. Securities owned by the corporation and cash representing (A) the proceeds from sales of securities owned by the corporation and of shares issued by the corporation, (B) payments of principal upon securities owned by the corporation, or (C) capital distributions in respect of securities owned by the corporation shall be held by one or more custodians, as permitted by the Investment Company Act of 1940, as amended, to be selected by the Board of Directors. Each bank and/or trust company selected as a custodian shall be organized and existing under a state banking and/or trust company law, or shall be a national banking association incorporated under the laws of the United States of America and qualified to act as a trust company, and shall have an aggregate capital, surplus and undivided profits of not less than $2,000,000. Each custodian shall enter into an agreement with the corporation to serve as a custodian of such securities and cash on terms consistent with the provisions of these By-laws. From the time any such trust company, banking association or other permissible entity becomes a custodian of such securities and cash, it shall:

(A)	Deliver securities owned by the  corporation,  only upon
sale of such securities for the account of the corporation and receipt of payment therefor by the custodian, or when such securities may be called, redeemed, retired or otherwise become payable, provided that this provision shall not prevent:

(i)	Delivery of securities for examination to  the broker
selling the same, in accordance with the "street delivery" custom, whereby such securities are delivered to such broker in exchange for a delivery receipt exchanged on the same day for an uncertified check of such broker to be presented on the same day for certification.

(ii)	Delivery of securities of  an  issuer  in  exchange
for or for conversion into, other securities alone, or cash and other securities, pursuant to any plan or merger, consolidation, reorganization, recapitalization or readjustment of the securities of such issuer or for deposit with a reorganization committee or protective committee, pursuant to a deposit agreement.

(iii)	The conversion by the custodian of  securities owned
by the corporation, pursuant to the provisions of such securities into other securities.

(iv)	The surrender by the  custodian  of  warrants, rights
or similar securities owned by the corporation in the exercise of such warrants, rights or similar securities, or the surrender of interim receipts or temporary securities for definitive securities.

(v)	The delivery of securities  as  collateral  on
borrowing affected by the corporation, subject to the limitations of Article VII of these By-laws.

(vi)	The  delivery of securities owned by the corporation,
as a complete or partial redemption in kind of securities issued by the corporation.

(B)	Deliver funds on the corporation only upon the purchase of
securities for the portfolio of the corporation, and the delivery of such securities to the custodian; provided always, that such limitation shall not prevent the release of funds by the custodian for redemption of shares issued by the corporation, for payment of interest, dividend disbursements, taxes, management fees, custodian fees, other operating expenses properly authorized by an officer or officers as required by the custodian agreement, payments in connection with conversion, exchange or surrender of securities owned by the corporation (as set forth in Subsection A of this Section) and for organizational and such other obligations as approved by the Board of Directors certified in writing.

(C)	Upon the resignation or inability of a custodian to serve as custodian of the assets of the corporation, the corporation shall use its best efforts to obtain a successor custodian, to require that the cash and securities owned by the corporation be delivered directly to such successor custodian and, in the event that no such successor can be found, to submit to the stockholders -- before permitting delivery of the cash and securities owned by the corporation to anyone other than a successor custodian -- the question of whether the corporation shall be liquidated or shall function without such custodian.

(D)	Nothing hereinbefore contained  shall  prevent  any such
custodian from delivering assets of the corporation to a successor custodian having the qualifications hereinabove prescribed.

(E)	No directors, officers,  employees or agents of the
corporation shall be authorized or permitted to withdraw any assets held by the custodian, except as permitted in this Article X and in the Custodian Agreement. Directions, notices or instructions to the custodian, with respect to delivery of securities, payment of cash or otherwise, shall be given by such officer or officers and/or such person or persons, and in such manner, as the Board of Directors may from time to time designate.

Section 4. Reports. The corporation shall transmit to the stockholders, at least semiannually, a report of the operations of the corporation based at least annually upon an audit by independent public accountants. Said report shall clearly set forth the information customarily furnished in a balance sheet and profit and loss statement, and in addition, shall clearly set forth a statement of all amounts paid directly to securities dealers, legal counsel, transfer agents, disbursing agents, registrars, custodians or trustees, where such payments are made to a firm, corporation, bank or trust company having an officer, director or partner who is also an officer or director of this corporation. A copy or copies, of all reports submitted to the stockholders of this corporation shall also be sent, as required to the regulatory agencies of the United States of America and the states in which the securities of this corporation are registered and sold.

Section 5. Bonding of Officers and Employees. All officers and employees of the corporation shall be bonded to such extent, and in such manner, as may be required by law.

Section 6. Seal. The corporate seal shall have inscribed thereon the name of the corporation, the year of its organization and the words "Corporate Seal, Maryland." The seal may be used by causing it or a facsimile thereof to be impressed or affixed or otherwise reproduced.

ARTICLE XI

AMENDMENTS

These By-laws may be altered, amended, repealed or restated at any regular or special meeting of the Board of Directors, provided that the provisions of Article VII may not be altered, amended, repealed or restated without the consent of a majority of the holders of the corporation's outstanding common stock (as defined in the Investment Company Act of 1940, as amended, and the corporation's Articles of Incorporation) and provided further that the right of the Board of Directors to alter, amend, repeal or restate and the procedures therefor meet the requirements of the Investment Company Act of 1940, as amended, if any.


document=blaw_ww.frm

EX99.23(c)(1)
                             A MARYLAND CORPORATION

                            UMB WORLDWIDE FUND, INC.
                               UMB WORLDWIDE FUND
                     Common Stock Par Value, $1.00 Per Share



      THIS CERTIFIES THAT ________________________________________________ is

the registered holder of ______________________________________________ Shares
of


                            UMB WORLDWIDE FUND, INC.
                               UMB WORLDWIDE FUND

transferable only on the books of the Corporation by the holder hereof in person or by Attorney upon surrender of this Certificate properly endorsed.



      IN WITNESS WHEREOF, the said Corporation has caused this Certificate to be signed by its duly authorized officers and its Corporate Seal to be hereunto affixed this ___________day of _____________________A.D. 19__.




------------------------------      ----------------------------
           Secretary                           President



Registered and Countersigned

By    ________________________________
      Authorized Person

                              DEMAND FOR REDEMPTION


      THE UNDERSIGNED SHAREHOLDER hereby surrenders to the Corporation this certificate and the shares evidenced thereby and demands redemption in accordance with the provisions of Article ______ of the Articles of Incorporation and as described in the Prospectus.


_____________________, 19__    ---------------------------------------
Date                                   Shareholder



--------------------------------
Witness



          THE SHAREHOLDER SHOULD REFER TO THE PROSPECTUS
               FOR SIGNATURE GUARANTEE REQUIREMENTS



                  ASSIGNMENT


      For Value Received, _______ hereby
sell, assign and transfer unto
---------------------------------------------
---------------------------------------------
Shares represented by the within Certificate, and do hereby irrevocably constitute and appoint -------------------------------------
Attorney to transfer the said Shares on the Books of the within named Corporation with full powers of substitution in the premises.


      Dated _____________________, 19__


           In the presence of

     ----------------------------------

NOTICE: THE SIGNATURE OF THIS ASSIGNMENT MUST
CORRESPOND WITH THE NAME AS WRITTEN UPON THE
FACE OF THE CERTIFICATE, IN EVERY PARTICULAR,
WITHOUT ALTERATION OR ENLARGEMENT, OR ANY
CHANGE WHATEVER.

CUSIP 90280U-10-2
COM

document=spec_ww1.frm

EX99.23(c)(2)
                             A MARYLAND CORPORATION

                            UMB WORLDWIDE FUND, INC.
                            UMB WORLDWIDE SELECT FUND
                     Common Stock Par Value, $1.00 Per Share



      THIS CERTIFIES THAT ________________________________________________ is

the registered holder of ______________________________________________ Shares
of


                            UMB WORLDWIDE FUND, INC.
                            UMB WORLDWIDE SELECT FUND

transferable only on the books of the Corporation by the holder hereof in person or by Attorney upon surrender of this Certificate properly endorsed.



      IN WITNESS WHEREOF, the said Corporation has caused this Certificate to be signed by its duly authorized officers and its Corporate Seal to be hereunto affixed this ___________day of _____________________A.D. 19__.




------------------------------      ----------------------------
           Secretary                           President



Registered and Countersigned

By    ________________________________
      Authorized Person

                              DEMAND FOR REDEMPTION


      THE UNDERSIGNED SHAREHOLDER hereby surrenders to the Corporation this certificate and the shares evidenced thereby and demands redemption in accordance with the provisions of Article ______ of the Articles of Incorporation and as described in the Prospectus.


_____________________, 19__    ---------------------------------------
Date                                   Shareholder



--------------------------------
Witness



          THE SHAREHOLDER SHOULD REFER TO THE PROSPECTUS
               FOR SIGNATURE GUARANTEE REQUIREMENTS



                  ASSIGNMENT


      For Value Received, _______ hereby
sell, assign and transfer unto
---------------------------------------------
---------------------------------------------
Shares represented by the within Certificate, and do hereby irrevocably constitute and appoint -------------------------------------
Attorney to transfer the said Shares on the Books of the within named Corporation with full powers of substitution in the premises.


      Dated _____________________, 19__


           In the presence of

     ----------------------------------

NOTICE: THE SIGNATURE OF THIS ASSIGNMENT MUST
CORRESPOND WITH THE NAME AS WRITTEN UPON THE
FACE OF THE CERTIFICATE, IN EVERY PARTICULAR,
WITHOUT ALTERATION OR ENLARGEMENT, OR ANY
CHANGE WHATEVER.

CUSIP 90280U-10-2
COM

document=spec_ww2.frm

EX99.23(d)(1)
                            MANAGEMENT AGREEMENT

                                   between

                                UMB BANK, n.a.

                                     and

                            SCOUT WORLDWIDE FUND, INC.


THIS AGREEMENT, made and entered into this 1st day of January, 1996, by and between SCOUT WORLDWIDE FUND, INC. (a Maryland corporation, hereinafter referred to as the "Fund") and UMB BANK, n.a., a national bank (hereinafter referred to as the "Manager"), and which Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all of which together shall constitute but one instrument.

WHEREAS the Fund was founded for the purpose of engaging in the business of investing and reinvesting its property and assets and to operate as an open-end, diversified, management investment company, as defined in the Investment Company Act of 1940, as amended (the "Act"), under which it is registered with the Securities and Exchange Commission, and

WHEREAS the Manager is engaged in the business of supplying investment advice and management service to the Fund, as an independent contractor, and

WHEREAS the Fund Manager desires to enter into a contractual arrangement whereby the Manager provides investment advice and management service to the Fund for a fee,

NOW THEREFORE, in consideration of the mutual promises herein contained, and other good and valuable consideration, receipt of which is hereby acknowledged, it is mutually agreed and contracted by and between the parties hereto that:

1. The Fund hereby employs the Manager, for the period set forth in Paragraph 5 hereof, and on the terms set forth herein, to render investment advice and management service to the Fund, subject to the supervision and direction of the Board of Directors of the Fund. The Manager hereby accepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation herein provided. The Manager shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized, have no authority to act for or represent the Fund in any way, or in any other way be deemed an agent of the Fund.

The Manager shall furnish the Fund investment management and administrative services. Investment management shall include analysis, research and portfolio recommendations consistent with the Fund's objectives and policies. Administrative services shall include the services and compensation of such members of the Manager's organization as shall be duly elected officers and/or Directors of the Fund and such other personnel as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent public accountant and legal counsel (but not legal and audit fees and other costs in contemplation of or arising out of litigation or administrative actions to which the Fund, its officers or Directors are a party or incurred in anticipation of becoming a party); rent; the cost of a transfer and dividend disbursing agent or similar in-house services; bookkeeping; accounting; and all other clerical and administrative functions as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company. Exclusive of the management fee, the Fund shall bear the cost of any interest, taxes, dues, fees and other charges of governments and their agencies, including the cost of qualifying the Fund's shares for sale in any jurisdiction, brokerage commissions or any other expenses incurred by it which are not assumed herein by the Manager.

All property, equipment and information used by the Manager in the management and administration of the Fund shall belong to the Manager. Should the management and administrative relationship between the Fund and the Manager terminate, the Fund shall be entitled to, and the Manager shall provide the Fund, a copy of all information and records in the Manager's file necessary for the Fund to continue its functions, which shall include computer systems and programs in use as of the date of such termination; but nothing herein shall prohibit thereafter the use of such information, systems or programs by the Manager, so long as such does not unfairly interfere with the continued operation of the Fund.

2. As compensation for the services to be rendered to the Fund by the Manager under the provisions of this Agreement, the Fund agrees to pay semimonthly to the Manager an annual fee based on the average total net assets of the Fund computed daily in accordance with its Certificate of Incorporation and By-Laws as follows:

a.	Eighty-five one-hundredths of one percent (0.85%) of the
average total net assets of the Fund.

b.	Should the Fund's normal operating expenses exclusive of taxes, interest, brokerage commission and extraordinary costs exceed limits established by any law, rule or regulation of any jurisdiction in which the Fund's shares are registered for sale, the Manager shall reimburse the Fund in the amount of the excess.

3. It is understood and agreed that the services to be rendered by the Manager to the Fund under the provisions of the Agreement are not to be deemed exclusive, and the

Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

4. It is understood and agreed that the Directors, officers, agents, employees and shareholders of the Fund may be interested in the Manager as owners, employees, agents or otherwise, and that owners, employees and agents of the Manager may be interested in the Fund as shareholders or otherwise. It is understood and agreed that shareholders, officers, Directors and other personnel of the Manager are and may continue to be officers and Directors of the Fund, but that they receive no remuneration from the Fund solely for acting in those capacities.

5. This Agreement shall become effective pursuant to its approval by the Fund's Board of Directors and by the vote of a majority of the outstanding shares of the Fund as prescribed by the Act. It shall remain in force through the 31st day of October, 1996, and thereafter may be renewed for successive periods not exceeding one year only so long as such renewal and continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding shares of the Fund as prescribed by the Act, and only if the terms and the renewal of this Agreement have been approved by a vote of a majority of the Directors of the Fund including a majority of the Directors who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. No amendment to this Agreement shall be effective unless the terms thereof have been approved by the vote of a majority of outstanding shares of the Fund as prescribed by the Act and by vote of a majority of the Directors of the Fund who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. It shall be the duty of the Directors of the Fund to request and evaluate, and the duty of the Manager to famish, such information as may reasonably be necessary to evaluate the terms of this Agreement and any amendment thereto. This Agreement may be terminated at any time, without the payment of any penalty, by the Directors of the Fund, or by the vote of a majority of the outstanding voting shares of the Fund as prescribed by the Act on not more than sixty (60) days written notice to the Manager, and it may be terminated by the Manager upon not less than sixty (60) days written notice to the Fund. It shall terminate automatically in the event of its assignment by either party unless the parties hereby, by agreement, obtain an exemption from the Securities and Exchange Commission from the provisions of the Act pertaining to the subject matter of this paragraph. Any notice, request or instruction provided for herein, or for the giving of which, the occasion may arise hereunder, shall be deemed duly given, if in writing and mailed by registered mail, postage prepaid, addressed to the regular executive office of the Fund or the Manager as the case may be. As used in this Agreement, the terms "assignment", "a majority of the outstanding voting shares" and "interested persons" shall have the same meaning as similar terms contained in the Act.

6. The Manager shall not be liable for any error in judgment or mistake at law for any loss suffered by the Fund in connection with any matters to which this Agreement relates, except that nothing herein contained shall be construed to protect the Investment

Manager against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of duties or by reckless disregard of its obligations or duties under this Agreement.

7. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged nor may any new agreement become effective without the affirmative vote or written consent of the holders of a majority of the shares of the Fund.


                                SCOUT WORLDWIDE FUND, INC.
                                By/s/Larry D. Armel
                                Larry D. Armel, President

ATTEST:
/s/Martin A. Cramer
Martin A. Cramer
Vice President and Secretary
[Scout WorldWide Fund, Inc. seal]

                                UMB BANK, n.a.
                                By/s/Edward J. McShare, Jr.
                                Name: Edward J. McShare, Jr.
                                Title: Dir. Exec. V.P.

ATTEST:
/s/Gloria C. Shearer
Name: Gloria C. Shearer
Title: Notary Public

[notary seal]

GLORIA C. SHEARER
NOTARY PUBLIC - STATE OF MISSOURI
JACKSON COUNTY
My Commission, Expires March 10, 1998
document=ma_ww1.txt

EX99.23(d)(2)
                            MANAGEMENT AGREEMENT

                                   between

                                UMB BANK, n.a.

                                     and

                          UMB SCOUT WORLDWIDE  FUND, INC.
                   for the UMB WorldWide Select Fund series


THIS AGREEMENT, made and entered into this __ day of _________, ____, by and between UMB SCOUT WORLDWIDE FUND, INC. (a Maryland corporation, hereinafter referred to as the "Fund"), on behalf of the UMB Scout WorldWide Select Fund series, (herein after, the "Series") and UMB BANK, n.a., a national bank (hereinafter referred to as the "Manager"), and which Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all of which together shall constitute but one instrument.

WHEREAS the Fund was founded for the purpose of engaging in the business of investing and reinvesting its property and assets and to operate as an open-end, diversified, management investment company, as defined in the Investment Company Act of 1940, as amended (the "Act"), under which it is registered with the Securities and Exchange Commission, and

WHEREAS, the Fund issues its shares in mutliple series (including the Series) each of which represents interest in a separate portfolio of investments and operates as a separate mutual fund, and

WHEREAS the Manager is engaged in the business of supplying investment advice and management service to the Fund and the Series, as an independent contractor, and

WHEREAS the Fund and Manager each desire to enter into a contractual arrangement whereby for the Series, the Manager provides investment advice and management service to the Fund for a fee,

NOW THEREFORE, in consideration of the mutual promises herein contained, and other good and valuable consideration, receipt of which is hereby acknowledged, it is mutually agreed and contracted by and between the parties hereto that:

1. The Fund hereby employs the Manager, for the period set forth in Paragraph 5 hereof, and on the terms set forth herein, to render investment advice and management service to the Series, subject to the supervision and direction of the Board of Directors of the Fund. The Manager hereby accepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation herein provided. The Manager shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized, have no authority to act for or represent the Fund in any way, or in any other way be deemed an agent of the Fund.

The Manager shall furnish the Series investment management and administrative services. Investment management shall include analysis, research and portfolio recommendations consistent with the Series's objectives and policies. Administrative services shall include the services and compensation of such members of the Manager's organization as shall be duly elected officers and/or Directors of the Fund and such other personnel as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent public accountant and legal counsel (but not legal and audit fees and other costs in contemplation of or arising out of litigation or administrative actions to which the Fund, its officers or Directors are a party or incurred in anticipation of becoming a party); rent; the cost of a transfer and dividend disbursing agent or similar in-house services; bookkeeping; accounting; and all other clerical and administrative functions as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company. Exclusive of the management fee, the Series shall bear the cost of any interest, taxes, dues, fees and other charges of governments and their agencies, including the cost of qualifying the Fund's shares for sale in any jurisdiction, brokerage commissions or any other expenses incurred by it which are not assumed herein by the Manager.

All property, equipment and information used by the Manager in the management and administration of the Series shall belong to the Manager. Should the management and administrative relationship between the Fund and the Manager terminate, the Series shall be entitled to, and the Manager shall provide the Fund, a copy of all information and records in the Manager's file necessary for the Series to continue its functions, which shall include computer systems and programs in use as of the date of such termination; but nothing herein shall prohibit thereafter the use of such information, systems or programs by the Manager, so long as such does not unfairly interfere with the continued operation of the Series.

2. As compensation for the services to be rendered to the Series by the Manager under the provisions of this Agreement, the Series shall pay semimonthly to the Manager an annual fee based on the average total net assets of the Series computed daily in accordance with the Funds its Certificate of Incorporation and By-Laws as follows:

a.	Eighty-five one-hundredths of one percent (0.85%) of the
average total net assets of the Series.

b. Should the Series' normal operating expenses exclusive of taxes, interest, brokerage commission and extraordinary costs exceed limits established by any law, rule or regulation of any jurisdiction in which the Series' shares are registered for sale, the Manager shall reimburse the Series in the amount of the excess.

3. It is understood and agreed that the services to be rendered by the Manager to the Series under the provisions of the Agreement are not to be deemed exclusive, and the

Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

4. It is understood and agreed that the Directors, officers, agents, employees and shareholders of the Fund may be interested in the Manager as owners, employees, agents or otherwise, and that owners, employees and agents of the Manager may be interested in the Fund as shareholders or otherwise. It is understood and agreed that shareholders, officers, Directors and other personnel of the Manager are and may continue to be officers and Directors of the Fund, but that they receive no remuneration from the Fund solely for acting in those capacities.

5. This Agreement shall become effective pursuant to its approval by the Fund's Board of Directors and by the vote of a majority of the outstanding shares of the Series as prescribed by the Act. It shall remain in force through the __ day of ________, ____, and thereafter may be renewed for successive periods not exceeding one year only so long as such renewal and continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding shares of the Series as prescribed by the Act, and only if the terms and the renewal of this Agreement have been approved by a vote of a majority of the Directors of the Fund including a majority of the Directors who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. No amendment to this Agreement shall be effective unless the terms thereof have been approved by the vote of a majority of outstanding shares of the Fund as prescribed by the Act and by vote of a majority of the Directors of the Fund who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. It shall be the duty of the Directors of the Fund to request and evaluate, and the duty of the Manager to famish, such information as may reasonably be necessary to evaluate the terms of this Agreement and any amendment thereto. This Agreement may be terminated at any time, without the payment of any penalty, by the Directors of the Fund, or by the vote of a majority of the outstanding voting shares of the Fund as prescribed by the Act on not more than sixty (60) days written notice to the Manager, and it may be terminated by the Manager upon not less than sixty (60) days written notice to the Fund. It shall terminate automatically in the event of its assignment by either party unless the parties hereby, by agreement, obtain an exemption from the Securities and Exchange Commission from the provisions of the Act pertaining to the subject matter of this paragraph. Any notice, request or instruction provided for herein, or for the giving of which, the occasion may arise hereunder, shall be deemed duly given, if in writing and mailed by registered mail, postage prepaid, addressed to the regular executive office of the Fund or the Manager as the case may be. As used in this Agreement, the terms "assignment", "a majority of the outstanding voting shares" and "interested persons" shall have the same meaning as similar terms contained in the Act.

6. The Manager shall not be liable for any error in judgment or mistake at law for any loss suffered by the Series in connection with any matters to which this Agreement relates, except that nothing herein contained shall be construed to protect the Investment

Manager against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of duties or by reckless disregard of its obligations or duties under this Agreement.

7. This Agreement may not be amended, transferred, assigned, sold or in any manner hypothecated or pledged nor may any new agreement become effective without the affirmative vote or written consent of the holders of a majority of the shares of the Fund.


                                UMB SCOUT WORLDWIDE  FUND, INC.
                                By:
                                Name: Larry D. Armel
                                Title: President

ATTEST
By:
Name: Martin A. Cramer
Title: Vice President and
Secretary


                                UMB BANK, n.a.
                                By:
                                Name: Edward J. McShane, Jr.
                                Title: Dir. Exec. V.P.

ATTEST
By:
Name:
Title:



document=ma_ww2.frm

EX99.23(e)(1)
                           UNDERWRITING AGREEMENT

                                  Between

                          UMB WORLDWIDE FUND, INC.

                                   and

                            JONES & BABSON, INC.


THIS AGREEMENT, made and entered into this 30th day of September, 1993, by and between UMB WORLDWIDE FUND, INC. (a Maryland corporation, hereinafter referred to as the "Fund") and JONES & BABSON, Inc. (a Missouri corporation, hereinafter referred to as "Principal Underwriter")

1.	Subject to the provisions of its Certificate of Incorporation and By-
Laws, copies of which have been delivered to and are acknowledged by the Principal Underwriter, the Board of Directors of the Fund hereby appoint the firm of Jones & Babson, Inc. as the Principal Underwriter and sole distributor of the shares of the Fund, except for shares which the Fund may elect pursuant to authority of its Board of Directors to issue direct to registered owners, which shall include by definition but not by limitation stock issued by virtue of reinvestment of dividends, or as the result of a splitting of shares, or as the result of the Fund merging or consolidating with another organization, or in return for acquisition of assets, or as the result of shares issued in connection with a contractual plan for which the Fund is the underlying investment, or for the purpose of complying with the registration laws of a particular state or jurisdiction.

2.	In consideration of its appointment under this Agreement as Principal
Underwriter, Jones & Babson, Inc. agrees to pay all costs of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent public accountants and legal counsel; remuneration of directors, officers and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration. Not considered normal operating expenses and therefore payable by the Fund, are taxes, interest, fees and other charges of governments and their agencies including the cost of qualifying the Fund's shares for sale in any jurisdiction, brokerage costs, dues and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its directors or officers may be subject or a party thereto.

3.	The Fund agrees to prepare and file registration statements with the
Securities and Exchange Commission and the Securities Departments of the various states and other jurisdictions in

1 OF 3 PAGES


which the shares may be offered, and do such other things and to take such other actions as may be mutually agreed upon by and between the parties as shall be reasonably necessary in order to effect the registration and the sale of the Fund's' shares.

4.	The Principal Underwriter agrees to place its full facilities at the disposal of the Fund and to assist and cooperate fully with respect to the registration and qualification of the Fund's shares, as well as perform all functions required in connection with any offering including, but not limited to, the creation and preparation of literature, advertising, and any other promotional material for the purpose of selling the Fund's shares.

5.	Jones & Babson, Inc. will act as agent of the Fund and not
as principal in the solicitation and sale of the shares of the Fund unless expressly agreed to in writing by the Principal
Underwriter and the Fund.

6.	Normally, the Fund shall not exercise any direction or control over the time and place of solicitation, the persons to be solicited, or the manner of solicitation; but the Principal Underwriter agrees that solicitations shall be in a form acceptable to the Fund and shall be subject to such terms and conditions as may be prescribed from time to time by the Fund, the Registration Statement, the Prospectus, the Certificate of Incorporation, and By-Laws of the Fund, and shall not violate any provision of the laws of the United States or of any other jurisdiction to which solicitations are subject, or violate any rule or regulation promulgated by any lawfully constituted authority to which the Fund or Principal Underwriter may be subject.

7.	The Fund agrees to issue new shares direct to the registered owner pursuant to this Agreement and according to instructions from the Principal Underwriter, subject to the net asset value of such shares next effective after acceptance of the order by the Fund and as more fully set out in paragraph 8.

8.	The Fund hereby authorizes the Principal Underwriter to sell its shares in accordance with the following schedule of prices:

The applicable price will be the net asset value per share next effective after receipt and acceptance by the Fund of a proper offer to purchase, determined in accordance with the Certificate of Incorporation, By-Laws, Registration Statement and Prospectus of the Fund.

9.	The Fund agrees that, as long as this Agreement is in effect, it will not authorize anyone else to offer or solicit applications for shares of the Fund and will not accept any such application if submitted by or through anyone other than the Principal Underwriter, unless the Principal Underwriter shall first have agreed in writing to such authorization.



2 OF 3 PAGES
10.	This Agreement (i) may be terminated without the payment of any penalty, either by vote of the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the Fund, on sixty (60) days written notice to the Principal Underwriter; (ii) may be terminated without penalty by the Principal Underwriter on sixty (60) days written notice to the Fund; and (iii) shall immediately terminate in the event of its ass iqnment.

11.	The Principal Underwriter agrees that it will not take either a short or long position with respect to shares of the Fund; that it will not place orders for more shares than are required to fill the requests received by it as agent of the Fund; and that it will expeditiously transmit all such orders to the Fund.

12.	Nothing contained in this Agreement shall be deemed to protect the
Principal Underwriter against any liability to the Fund or to its securities holders to which the Principal Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the~ performance of its duties hereunder, or by reason of its reckless disregard of its obligations and duties hereunder.

13.	This Agreement shall become effective on the date first above written, and continue in effect through the 31st day of October, 1994 and thereafter shall continue automatically for successive annual periods ending with each 31st day of October, provided that such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund and provided further that this Agreement or any renewal thereof shall be approved by the vote of a majority of the Directors who are not parties to the Agreement or interested persons of any such party, cast in person, at a meeting called for the purpose of voting on such approval.

UMB WORLDWIDE FUND, INC.

By/s/Larry D. Armel
Larry D. Armel
President

ATTEST:
/s/Martin A. Cramer
Martin A. Cramer
Asst. Secretary

JONES & BABSON, INC.
By/s/Larry D. Armel
Larry D. Armel
President

ATTEST:
/s/Martin A. Cramer
Martin A. Cramer
Asst. Secretary

3 OF 3 PAGES


doucment=ua_ww1.txt

EX99.23(e)(2)
                           UNDERWRITING AGREEMENT

                                  Between

                        UMB SCOUT WORLDWIDE FUND, INC.
                   for the UMB WorldWide Select Fund series

                                   and

                            JONES & BABSON, INC.


THIS AGREEMENT, made and entered into this __ day of ________, ____, by and between UMB SCOUT WORLDWIDE FUND, INC. (a Maryland corporation, hereinafter referred to as the "Fund") and JONES & BABSON, Inc. (a Missouri corporation, hereinafter referred to as "Principal Underwriter")

1.	Subject to the provisions of its Certificate of Incorporation and By-
Laws, copies of which have been delivered to and are acknowledged by the Principal Underwriter, the Board of Directors of the Fund hereby appoint the firm of Jones & Babson, Inc. as the Principal Underwriter and sole distributor of the shares of the UMB Scout Worldwide Select Fund series (the "Series"), except for shares of the Series which the Fund may elect pursuant to authority of its Board of Directors to issue direct to registered owners, which shall include by definition but not by limitation stock issued by virtue of reinvestment of dividends, or as the result of a splitting of shares, or as the result of the Fund or Series merging or consolidating with another organization, or in return for acquisition of assets, or as the result of shares issued in connection with a contractual plan for which the Fund is the underlying investment, or for the purpose of complying with the registration laws of a particular state or jurisdiction.

2.	In consideration of its appointment under this Agreement as Principal
Underwriter, Jones & Babson, Inc. agrees to pay certain costs of administrative services required in the normal operation of the Fund or Series. with respect to the shareholder accounting system and transfer agency function, and such other items as are incidental to corporate administration. Not considered normal operating expenses and therefore payable by the Fund, are taxes, interest, fees and other charges of governments and their agencies including the cost of qualifying the Fund's shares for sale in any jurisdiction, brokerage costs, dues and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its directors or officers may be subject or a party thereto.

3.	The Fund agrees to prepare and file registration statements with the
Securities and Exchange Commission and to prepare and file notice filings with the Securities Departments of the various states and other jurisdictions in which the shares may be offered, and do such other things and to take such other actions as may be mutually agreed upon by and between the parties as shall be reasonably necessary in order to effect the registration and the sale of the Series' shares.

4.	The Principal Underwriter agrees to place its full facilities at the disposal of the Fund and to assist and cooperate fully with respect to the registration and qualification of the Series' shares, as well as perform all functions required in connection with any offering including, but not limited to, the creation and preparation of literature, advertising, and any other promotional material for the purpose of selling the Series' shares.

5.	Jones & Babson, Inc. will act as agent of the Fund and not
as principal in the solicitation and sale of the shares of the Series unless expressly agreed to in writing by the Principal
Underwriter and the Fund.

6.	Normally, the Fund shall not exercise any direction or control over the time and place of solicitation, the persons to be solicited, or the manner of solicitation; but the Principal Underwriter agrees that solicitations shall be in a form acceptable to the Fund and shall be subject to such terms and conditions as may be prescribed from time to time by the Fund, the Registration Statement, the Prospectus, the Certificate of Incorporation, and By-Laws of the Fund, and shall not violate any provision of the laws of the United States or of any other jurisdiction to which solicitations are subject, or violate any rule or regulation promulgated by any lawfully constituted authority to which the Fund or Principal Underwriter may be subject.

7. The Fund agrees to issue new shares of the Series direct to the registered owner pursuant to this Agreement and according to instructions from the Principal Underwriter, subject to the net asset value of such shares next effective after acceptance of the order by the Fund and as more fully set out in paragraph 8.

8. The Fund hereby authorizes the Principal Underwriter to sell of the Series shares in accordance with the following schedule of prices:

The applicable price will be the net asset value per share next effective after receipt and acceptance by the Fund of a proper offer to purchase shares of the Series, determined in accordance with the Certificate of Incorporation, By-Laws, Registration Statement and Prospectus of the Series.

9.	The Fund agrees that, as long as this Agreement is in effect, it will not authorize anyone else to offer or solicit applications for shares of the Series and will not accept any such application if submitted by or through anyone other than the Principal Underwriter, unless the Principal Underwriter shall first have agreed in writing to such authorization.

10.	This Agreement (i) may be terminated without the payment of any penalty, either by vote of the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the Series, on sixty (60) days written notice to the Principal Underwriter; (ii) may be terminated without penalty by the Principal Underwriter on sixty (60) days written notice to the Fund; and (iii) shall immediately terminate in the event of its assignment.

11.	The Principal Underwriter agrees that it will not take either a short or long position with respect to shares of the Series; that it will not place orders for more shares than are required to fill the requests received by it as agent of the Fund; and that it will expeditiously transmit all such orders to the Fund.

12.	Nothing contained in this Agreement shall be deemed to protect the
Principal Underwriter against any liability to the Fund, Series or to its securities holders to which the Principal Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties hereunder, or by reason of its reckless disregard of its obligations and duties hereunder.

13.	This Agreement shall become effective on the date first above written, and continue in effect through the __ day of ________, ____ and thereafter shall continue automatically for successive annual periods ending with each ____ day of ________, provided that such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund and provided further that this Agreement or any renewal thereof shall be approved by the vote of a majority of the Directors who are not parties to the Agreement or interested persons of any such party, cast in person, at a meeting called for the purpose of voting on such approval.

UMB SCOUT WORLDWIDE FUND, INC.

By:
Larry D. Armel
President

ATTEST:
Martin A. Cramer
Secretary


JONES & BABSON, INC.
By:
Larry D. Armel
President

ATTEST:
Martin A. Cramer
Secretary


document=ua_ww2.frm

EX99.23(g)
                                CUSTODY AGREEMENT

                             Dated October 30, 1995
                                     Between
                                  UMB BANK, N.A.
                                       and
                                 THE SCOUT FUNDS


                               TABLE OF CONTENTS


SECTION                                                              PAGE

1. Appointment of Custodian                                             1

2. Definitions                                                          1
        (a) Securities                                                  1
        (b) Assets                                                      2
        (c) Instructions and Special Instructions                       2

3. Delivery of Corporate Documents                                      2

4. Powers and Duties of Custodian and Domestic Subcustodian             3
        (a) Safekeeping                                                 4
        (b) Manner of Holding Securities                                4
        (c) Free Delivery of Assets                                     5
        (d) Exchange of Securities                                      6
        (e) Purchases of Assets                                         6
        (f) Sales of Assets                                             7
        (g) Options                                                     7
        (h) Futures Contracts                                           8
        (i) Segregated Accounts                                         9
        (j) Depository Receipts                                         9
        (k) Corporate Actions, Put Bonds, Called Bonds, Etc.            9
        (l) Interest Bearing Deposits                                   10
        (m) Foreign Exchange Transactions                               10
        (n) Pledges or Loans of Securities                              11
        (o) Stock Dividends, Rights, Etc.                               12
        (p) Routine Dealings                                            12
        (q) Collections                                                 12
        (r) Bank Accounts                                               13
        (s) Dividends, Distributions and Redemptions                    13
        (t) Proceeds from Shares Sold                                   13
        (u) Proxies and Notices; Compliance with the Shareholders
            Communication Act of 1985                                   13
        (v) Books and Records                                           14
        (w) Opinion of Fund's Independent Certified Public Accountants  14
        (x) Reports by Independent Certified Public Accountants         14
        (y) Bills and Others Disbursements                              14

5. Subcustodians                                                        15
        (a) Domestic Subcustodians                                      15
        (b) Foreign Subcustodians                                       15
        (c) Interim Subcustodians                                       16
        (d) Special Subcustodians                                       16
        (e) Termination of a Subcustodian                               17
        (f) Certification Regarding Foreign Subcustodians               17

6. Standard of Care                                                     17
        (a) General Standard of Care                                    17
        (b) Actions Prohibited by Applicable Law, Events Beyond
            Custodian's Control, Armed                                  17
            Conflict, Sovereign Risk, etc.
        (c) Liability for Past Records                                  18
        (d) Advice of Counsel                                           18
        (e) Advice of the Fund and Others                               18
        (f) Instructions Appearing to be Genuine                        18
        (g) Exceptions from Liability                                   19

7. Liability of the Custodian for Actions of Others                     19
        (a) Domestic Subcustodians                                      19
        (b) Liability for Acts and Omissions of Foreign Subcustodians   19
        (c) Securities Systems, Interim Subcustodians, Special
            Subcustodians, Securities                                   20
            Depositories and Clearing Agencies
        (d) Defaults or Insolvencies of Brokers, Banks, Etc.            20
        (e) Reimbursement of Expenses                                   20

8. Indemnification                                                      20
        (a) Indemnification by Fund                                     20
        (b) Indemnification by Custodian                                21

9. Advances                                                             21

10. Liens                                                               21

11. Compensation                                                        22

12. Powers of Attorney                                                  22

13. Termination and Assignment                                          22

14. Additional Funds                                                    23

15. Notices                                                             23

16. Miscellaneous                                                       23


                                CUSTODY AGREEMENT

	This agreement made as of this 5th day of May, 1997, between UMB Bank, n.a., a national banking association with its principal place of business located at Kansas City, Missouri (hereinafter "Custodian"), and each of the Funds which have executed the signature page hereof together with such additional Funds which shall be made parties to this Agreement by the execution of a separate signature page hereto (individually, a "Fund" and collectively, the "Funds").

	WITNESSETH:

	WHEREAS, each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended; and

	WHEREAS, each Fund desires to appoint Custodian as its custodian for the custody of Assets (as hereinafter defined) owned by such Fund which Assets are to be held in such accounts as such Fund may establish from time to time; and

	WHEREAS, Custodian is willing to accept such appointment on the terms and conditions hereof.

	NOW, THEREFORE, in consideration of the mutual promises contained herein, the parties hereto, intending to be legally bound, mutually covenant and agree as follows:

1.  APPOINTMENT OF CUSTODIAN.

	Each Fund hereby constitutes and appoints the Custodian as custodian of Assets belonging to each such Fund which have been or may be from time to time deposited with the Custodian. Custodian accepts such appointment as a custodian and agrees to perform the duties and responsibilities of Custodian as set forth herein on the conditions set forth herein.

2.  DEFINITIONS.

	For purposes of this Agreement, the following terms shall have the meanings so indicated:

	(a) "Security" or "Securities" shall mean stocks, bonds, bills, rights, script, warrants, interim certificates and all negotiable or nonnegotiable paper commonly known as Securities and other instruments or obligations.

	(b) "Assets" shall mean Securities, monies and other property held by the Custodian for the benefit of a Fund.

	(c)(1) "Instructions", as used herein, shall mean: (i) a tested telex, a written (including, without limitation, facsimile transmission) request, direction, instruction or certification signed or initialed by or on behalf of a Fund by an Authorized Person; (ii) a telephonic or other oral communication from a person the Custodian reasonably believes to be an Authorized Person; or
(iii) a communication effected directly between an electro-mechanical or electronic device or system (including, without limitation, computers) on behalf of a Fund. Instructions in the form of oral communications shall be confirmed by the appropriate Fund by tested telex or in writing in the manner set forth in clause (i) above, but the lack of such confirmation shall in no way affect any action taken by the Custodian in reliance upon such oral Instructions prior to the Custodian's receipt of such confirmation. Each Fund authorizes the Custodian to record any and all telephonic or other oral Instructions communicated to the Custodian.

	(c)(2) "Special Instructions", as used herein, shall mean Instructions countersigned or confirmed in writing by the Treasurer or any Assistant Treasurer of a Fund or any other person designated by the Treasurer of such Fund in writing, which countersignature or confirmation shall be included on the same instrument containing the Instructions or on a separate instrument relating thereto.

	(c)(3) Instructions and Special Instructions shall be delivered to the Custodian at the address and/or telephone, facsimile transmission or telex number agreed upon from time to time by the Custodian and each Fund.

	(c)(4) Where appropriate, Instructions and Special Instructions shall be continuing instructions.

3.  DELIVERY OF CORPORATE DOCUMENTS.

	Each of the parties to this Agreement represents that its execution does not violate any of the provisions of its respective charter, articles of incorporation, articles of association or bylaws and all required corporate action to authorize the execution and delivery of this Agreement has been taken.

	Each Fund has furnished the Custodian with copies, properly certified or authenticated, with all amendments or supplements thereto, of the following documents:

	(a) Certificate of Incorporation (or equivalent document) of the Fund as in effect on the date hereof;

	(b)  By-Laws of the Fund as in effect on the date hereof;

	(c) Resolutions of the Board of Directors of the Fund appointing the Custodian and approving the form of this Agreement; and

	(d) The Fund's current prospectus and statements of additional information.

	Each Fund shall promptly furnish the Custodian with copies of any updates, amendments or supplements to the foregoing documents.

	In addition, each Fund has delivered or will promptly deliver to the Custodian, copies of the Resolution(s) of its Board of Directors or Trustees and all amendments or supplements thereto, properly certified or authenticated, designating certain officers or employees of each such Fund who will have continuing authority to certify to the Custodian: (a) the names, titles, signatures and scope of authority of all persons authorized to give Instructions or any other notice, request, direction, instruction, certificate or instrument on behalf of each Fund, and (b) the names, titles and signatures of those persons authorized to countersign or confirm Special Instructions on behalf of each Fund (in both cases collectively, the "Authorized Persons" and individually, an "Authorized Person"). Such Resolutions and certificates may be accepted and relied upon by the Custodian as conclusive evidence of the facts set forth therein and shall be considered to be in full force and effect until delivery to the Custodian of a similar Resolution or certificate to the contrary. Upon delivery of a certificate which deletes or does not include the name(s) of a person previously authorized to give Instructions or to countersign or confirm Special Instructions, such persons shall no longer be considered an Authorized Person authorized to give Instructions or to countersign or confirm Special Instructions. Unless the certificate specifically requires that the approval of anyone else will first have been obtained, the Custodian will be under no obligation to inquire into the right of the person giving such Instructions or Special Instructions to do so. Notwithstanding any of the foregoing, no Instructions or Special Instructions received by the Custodian from a Fund will be deemed to authorize or permit any director, trustee, officer, employee, or agent of such Fund to withdraw any of the Assets of such Fund upon the mere receipt of such authorization, Special Instructions or Instructions from such director, trustee, officer, employee or agent.

4.  POWERS AND DUTIES OF CUSTODIAN AND DOMESTIC SUBCUSTODIAN.

	Except for Assets held by any Subcustodian appointed pursuant to Sections 5(b), (c), or (d) of this Agreement, the Custodian shall have and perform the powers and duties hereinafter set forth in this Section 4. For purposes of this Section 4 all references to powers and duties of the "Custodian" shall also refer to any Domestic Subcustodian appointed pursuant to Section 5(a).

	(a)  Safekeeping.

	The Custodian will keep safely the Assets of each Fund which are delivered to it from time to time. The Custodian shall not be responsible for any property of a Fund held or received by such Fund and not delivered to the Custodian.

	(b)  Manner of Holding Securities.

		(1) The Custodian shall at all times hold Securities of each Fund either: (i) by physical possession of the share certificates or other instruments representing such Securities in registered or bearer form; or (ii) in book-entry form by a Securities System (as hereinafter defined) in accordance with the provisions of sub-paragraph (3) below.

		(2) The Custodian may hold registrable portfolio Securities which have been delivered to it in physical form, by registering the same in the name of the appropriate Fund or its nominee, or in the name of the Custodian or its nominee, for whose actions such Fund and Custodian, respectively, shall be fully responsible. Upon the receipt of Instructions, the Custodian shall hold such Securities in street certificate form, so called, with or without any indication of fiduciary capacity. However, unless it receives Instructions to the contrary, the Custodian will register all such portfolio Securities in the name of the Custodian's authorized nominee. All such Securities shall be held in an account of the Custodian containing only assets of the appropriate Fund or only assets held by the Custodian as a fiduciary, provided that the records of the Custodian shall indicate at all times the Fund or other customer for which such Securities are held in such accounts and the respective interests therein.

		(3)  The Custodian may deposit and/or maintain domestic
                Securities
owned by a Fund in, and each Fund hereby approves use of: (a) The Depository Trust Company; (b) The Participants Trust Company; and (c) any book-entry system as provided in (i) Subpart O of Treasury Circular No. 300, 31 CFR 306.115, (ii) Subpart B of Treasury Circular Public Debt Series No. 27-76, 31 CFR 350.2, or (iii) the book-entry regulations of federal agencies substantially in the form of 31 CFR 306.115. Upon the receipt of Special Instructions, the Custodian may deposit and/or maintain domestic Securities owned by a Fund in any other domestic clearing agency registered with the Securities and Exchange Commission ("SEC") under Section 17A of the Securities Exchange Act of 1934 (or as may otherwise be authorized by the SEC to serve in the capacity of depository or clearing agent for the Securities or other assets of investment companies) which acts as a Securities depository. Each of the foregoing shall be referred to in this Agreement as a "Securities System", and all such Securities Systems shall be listed on the attached Appendix A. Use of a Securities System shall be in accordance with applicable Federal Reserve Board and SEC rules and regulations, if any, and subject to the following provisions:

			  (i)  The Custodian may deposit the Securities directly
or through
one or more agents or Subcustodians which are also qualified to act as custodians for investment companies.

			  (ii)  The Custodian shall deposit and/or maintain the
Securities
in a Securities System, provided that such Securities are represented in an account ("Account") of the Custodian in the Securities System that includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

			  (iii)  The books and records of the Custodian shall at
all times
identify those Securities belonging to any one or more Funds which are maintained in a Securities System.

			  (iv)  The Custodian shall pay for Securities purchased
for the
account of a Fund only upon (a) receipt of advice from the Securities System that such Securities have been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of such Fund. The Custodian shall transfer Securities sold for the account of a Fund only upon (a) receipt of advice from the Securities
System that payment for such Securities has been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of such Fund. Copies of all advices from the Securities System relating to transfers of Securities for the account of a Fund shall be maintained for such Fund by the Custodian. The Custodian shall deliver to a Fund on the next succeeding business day daily transaction reports which shall include each day's transactions in the Securities System for the account of such Fund. Such transaction reports shall be delivered to such Fund or any agent designated by such Fund pursuant to Instructions, by computer or in such other manner as such Fund and Custodian may agree.

			  (v)  The Custodian shall, if requested by a Fund
pursuant to
Instructions, provide such Fund with reports obtained by the Custodian or any Subcustodian with respect to a Securities System's accounting system, internal accounting control and procedures for safeguarding Securities deposited in the Securities System.

			  (vi)  Upon receipt of Special Instructions, the
Custodian shall
terminate the use of any Securities System on behalf of a Fund as promptly as practicable and shall take all actions reasonably practicable to safeguard the Securities of such Fund maintained with such Securities System.

	(c)  Free Delivery of Assets.

	Notwithstanding any other provision of this Agreement and except as provided in Section 3 hereof, the Custodian, upon receipt of Special Instructions, will undertake to make free delivery of Assets, provided such Assets are on hand and available, in connection with a Fund's transactions and to transfer such Assets to such broker, dealer, Subcustodian, bank, agent, Securities System or otherwise as specified in such Special Instructions.

	(d)  Exchange of Securities.

	Upon receipt of Instructions, the Custodian will exchange portfolio Securities held by it for a Fund for other Securities or cash paid in connection with any reorganization, recapitalization, merger, consolidation, or conversion of convertible Securities, and will deposit any such Securities in accordance with the terms of any reorganization or protective plan.

	Without Instructions, the Custodian is authorized to exchange Securities held by it in temporary form for Securities in definitive form, to surrender Securities for transfer into a name or nominee name as permitted in Section 4(b)(2), to effect an exchange of shares in a stock split or when the par value of the stock is changed, to sell any fractional shares, and, upon receiving payment therefor, to surrender bonds or other Securities held by it at maturity or call.

	(e)  Purchases of Assets.

		(1) Securities Purchases. In accordance with Instructions, the Custodian shall, with respect to a purchase of Securities, pay for such Securities out of monies held for a Fund's account for which the purchase was made, but only insofar as monies are available therein for such purpose, and receive the portfolio Securities so purchased. Unless the Custodian has received Special Instructions to the contrary, such payment will be made only upon receipt of Securities by the Custodian, a clearing corporation of a national Securities exchange of which the Custodian is a member, or a Securities System in accordance with the provisions of Section 4(b)(3) hereof.
 Notwithstanding the foregoing, upon receipt of Instructions: (i) in connection with a repurchase agreement, the Custodian may release funds to a Securities System prior to the receipt of advice from the Securities System that the Securities underlying such repurchase agreement have been transferred by book-entry into the Account maintained with such Securities System by the Custodian, provided that the Custodian's instructions to the Securities System require that the Securities System may make payment of such funds to the other party to the repurchase agreement only upon transfer by book-entry of the Securities underlying the repurchase agreement into such Account; (ii) in the case of Interest Bearing Deposits, currency deposits, and other deposits, foreign exchange transactions, futures contracts or options, pursuant to Sections 4(g), 4(h), 4(l), and 4(m) hereof, the Custodian may make payment therefor before receipt of an advice of transaction; and (iii) in the case of Securities as to which payment for the Security and receipt of the instrument evidencing the Security are under generally accepted trade practice or the terms of the instrument representing the Security expected to take place in different locations or through separate parties, such as commercial paper which is indexed to foreign currency exchange rates, derivatives and similar Securities, the Custodian may make payment for such Securities prior to delivery thereof in accordance with such generally accepted trade practice or the terms of the instrument representing such Security.

		(2) Other Assets Purchased. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall pay for and receive other Assets for the account of a Fund as provided in Instructions.

	(f)   Sales of Assets.

		(1) Securities Sold. In accordance with Instructions, the Custodian will, with respect to a sale, deliver or cause to be delivered the Securities thus designated as sold to the broker or other person specified in the Instructions relating to such sale. Unless the Custodian has received Special Instructions to the contrary, such delivery shall be made only upon receipt of payment therefor in the form of: (a) cash, certified check, bank cashier's check, bank credit, or bank wire transfer; (b) credit to the account of the Custodian with a clearing corporation of a national Securities exchange of which the Custodian is a member; or (c) credit to the Account of the Custodian with a Securities System, in accordance with the provisions of Section 4(b)(3) hereof. Notwithstanding the foregoing, Securities held in physical form may be delivered and paid for in accordance with "street delivery custom" to a broker or its clearing agent, against delivery to the Custodian of a receipt for such Securities, provided that the Custodian shall have taken reasonable steps to ensure prompt collection of the payment for, or return of, such Securities by the broker or its clearing agent, and provided further that the Custodian shall not be responsible for the selection of or the failure or inability to perform of such broker or its clearing agent or for any related loss arising from delivery or custody of such Securities prior to receiving payment therefor.

		(2) Other Assets Sold. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall receive payment for and deliver other Assets for the account of a Fund as provided in Instructions.

	(g)  Options.

		(1) Upon receipt of Instructions relating to the purchase of an option or sale of a covered call option, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the purchase or writing of the option by a Fund; (b) if the transaction involves the sale of a covered call option, deposit and maintain in a segregated account the Securities
(either physically or by book-entry in a Securities System) subject to the covered call option written on behalf of such Fund; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any notices or other communications evidencing the expiration, termination or exercise of such options which are furnished to the Custodian by the Options Clearing Corporation (the "OCC"), the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions.

		(2) Upon receipt of Instructions relating to the sale of a naked option
(including stock index and commodity options), the Custodian, the appropriate Fund and the broker-dealer shall enter into an agreement to comply with the rules of the OCC or of any registered national securities exchange or similar organizations(s). Pursuant to that agreement and such Fund's Instructions, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the writing of the option; (b) deposit and maintain in a segregated account, Securities (either physically or by book-entry in a Securities System), cash and/or other Assets; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any such agreement and with any notices or other communications evidencing the expiration, termination or exercise of such option which are furnished to the Custodian by the OCC, the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions. The appropriate Fund and the broker-dealer shall be responsible for determining the quality and quantity of assets held in any segregated account established in compliance with applicable margin maintenance requirements and the performance of other terms of any option contract.


	(h)  Futures Contracts.

	Upon receipt of Instructions, the Custodian shall enter into a futures margin procedural agreement among the appropriate Fund, the Custodian and the designated futures commission merchant (a "Procedural Agreement"). Under the Procedural Agreement the Custodian shall: (a) receive and retain confirmations, if any, evidencing the purchase or sale of a futures contract or an option on a futures contract by such Fund; (b) deposit and maintain in a segregated account cash, Securities and/or other Assets designated as initial, maintenance or variation "margin" deposits intended to secure such Fund's performance of its obligations under any futures contracts purchased or sold, or any options on futures contracts written by such Fund, in accordance with the provisions of any Procedural Agreement designed to comply with the provisions of the Commodity Futures Trading Commission and/or any commodity exchange or contract market (such as the Chicago Board of Trade), or any similar organization(s), regarding such margin deposits; and (c) release Assets from and/or transfer Assets into such margin accounts only in accordance with any such Procedural Agreements. The appropriate Fund and such futures commission merchant shall be responsible for determining the type and amount of Assets held in the segregated account or paid to the broker-dealer in compliance with applicable margin maintenance requirements and the performance of any futures contract or option on a futures contract in accordance with its terms.

	(i)  Segregated Accounts.

	Upon receipt of Instructions, the Custodian shall establish and maintain on its books a segregated account or accounts for and on behalf of a Fund, into which account or accounts may be transferred Assets of such Fund, including Securities maintained by the Custodian in a Securities System pursuant to Paragraph (b)(3) of this Section 4, said account or accounts to be maintained (i) for the purposes set forth in Sections 4(g), 4(h) and 4(n) and
(ii) for the purpose of compliance by such Fund with the procedures required by the SEC Investment Company Act Release Number 10666 or any subsequent release or releases relating to the maintenance of segregated accounts by registered investment companies, or (iii) for such other purposes as may be set forth, from time to time, in Special Instructions. The Custodian shall not be responsible for the determination of the type or amount of Assets to be held in any segregated account referred to in this paragraph, or for compliance by the Fund with required procedures noted in (ii) above.

	(j)  Depository Receipts.

	Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered Securities to the depository used for such Securities by an issuer of American Depository Receipts or International Depository Receipts (hereinafter referred to, collectively, as "ADRs"), against a written receipt therefor adequately describing such Securities and written evidence satisfactory to the organization surrendering the same that the depository has acknowledged receipt of instructions to issue ADRs with respect to such Securities in the name of the Custodian or a nominee of the Custodian, for delivery in accordance with such instructions.

 	Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered ADRs to the issuer thereof, against a written receipt therefor adequately describing the ADRs surrendered and written evidence satisfactory to the organization surrendering the same that the issuer of the ADRs has acknowledged receipt of instructions to cause its depository to deliver the Securities underlying such ADRs in accordance with such instructions.

	(k)  Corporate Actions, Put Bonds, Called Bonds, Etc.

	Upon receipt of Instructions, the Custodian shall: (a) deliver warrants, puts, calls, rights or similar Securities to the issuer or trustee thereof (or to the agent of such issuer or trustee) for the purpose of exercise or sale, provided that the new Securities, cash or other Assets, if any, acquired as a result of such actions are to be delivered to the Custodian; and (b) deposit Securities upon invitations for tenders thereof, provided that the consideration for such Securities is to be paid or delivered to the Custodian, or the tendered Securities are to be returned to the Custodian.

	Notwithstanding any provision of this Agreement to the contrary, the Custodian shall take all necessary action, unless otherwise directed to the contrary in Instructions, to comply with the terms of all mandatory or compulsory exchanges, calls, tenders, redemptions, or similar rights of security ownership, and shall notify the appropriate Fund of such action in writing by facsimile transmission or in such other manner as such Fund and Custodian may agree in writing.

	The Fund agrees that if it gives an Instruction for the performance of an act on the last permissible date of a period established by any optional offer or on the last permissible date for the performance of such act, the Fund shall hold the Bank harmless from any adverse consequences in connection with acting upon or failing to act upon such Instructions.

	(l)  Interest Bearing Deposits.

	Upon receipt of Instructions directing the Custodian to purchase interest bearing fixed term and call deposits (hereinafter referred to, collectively, as "Interest Bearing Deposits") for the account of a Fund, the Custodian shall purchase such Interest Bearing Deposits in the name of such Fund with such banks or trust companies, including the Custodian, any Subcustodian or any subsidiary or affiliate of the Custodian (hereinafter referred to as "Banking Institutions"), and in such amounts as such Fund may direct pursuant to Instructions. Such Interest Bearing Deposits may be denominated in U.S. dollars or other currencies, as such Fund may determine and direct pursuant to Instructions. The responsibilities of the Custodian to a Fund for Interest Bearing Deposits issued by the Custodian shall be that of a U.S. bank for a similar deposit. With respect to Interest Bearing Deposits other than those issued by the Custodian, (a) the Custodian shall be responsible for the collection of income and the transmission of cash to and from such accounts; and (b) the Custodian shall have no duty with respect to the selection of the Banking Institution or for the failure of such Banking Institution to pay upon demand.

	(m)  Foreign Exchange Transactions.

		(l) Each Fund hereby appoints the Custodian as its agent in the execution of all currency exchange transactions. The Custodian agrees to provide exchange rate and U.S. Dollar information, in writing, to the Funds. Such information shall be supplied by the Custodian at least by the business day prior to the value date of the foreign exchange transaction, provided that the Custodian receives the request for such information at least two business days prior to the value date of the transaction.

		(2) Upon receipt of Instructions, the Custodian shall settle foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of a Fund with such currency brokers or Banking Institutions as such Fund may determine and direct pursuant to Instructions. If, in its Instructions, a Fund does not direct the Custodian to utilize a particular currency broker or Banking Institution, the Custodian is authorized to select such currency broker or Banking Institution as it deems appropriate to execute the Fund's foreign currency transaction.

		(3) Each Fund accepts full responsibility for its use of third party foreign exchange brokers and for execution of said foreign exchange contracts and understands that the Fund shall be responsible for any and all costs and interest charges which may be incurred as a result of the failure or delay of its third party broker to deliver foreign exchange. The Custodian shall have no responsibility or liability with respect to the selection of the currency brokers or Banking Institutions with which a Fund deals or the performance of such brokers or Banking Institutions.

		(4) Notwithstanding anything to the contrary contained herein, upon receipt of Instructions the Custodian may, in connection with a foreign exchange contract, make free outgoing payments of cash in the form of U.S. Dollars or foreign currency prior to receipt of confirmation of such foreign exchange contract or confirmation that the countervalue currency completing such contract has been delivered or received.

		(5) The Custodian shall not be obligated to enter into foreign exchange transactions as principal. However, if the Custodian has made available to a Fund its services as a principal in foreign exchange transactions and subject to any separate agreement between the parties relating to such transactions, the Custodian shall enter into foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of the Fund, with the Custodian as principal.

	(n)  Pledges or Loans of Securities.

		(1) Upon receipt of Instructions from a Fund, the Custodian will release or cause to be released Securities held in custody to the pledgees designated in such Instructions by way of pledge or hypothecation to secure loans incurred by such Fund with various lenders including but not limited to UMB Bank, n.a.; provided, however, that the Securities shall be released only upon payment to the Custodian of the monies borrowed, except that in cases where additional collateral is required to secure existing borrowings, further Securities may be released or delivered, or caused to be released or delivered for that purpose upon receipt of Instructions. Upon receipt of Instructions, the Custodian will pay, but only from funds available for such purpose, any such loan upon re-delivery to it of the Securities pledged or hypothecated therefor and upon surrender of the note or notes evidencing such loan. In lieu of delivering collateral to a pledgee, the Custodian, on the receipt of Instructions, shall transfer the pledged Securities to a segregated account for the benefit of the pledgee.

		(2) Upon receipt of Special Instructions, and execution of a separate
Securities Lending Agreement, the Custodian will release Securities held in custody to the borrower designated in such Instructions and may, except as otherwise provided below, deliver such Securities prior to the receipt of collateral, if any, for such borrowing, provided that, in case of loans of Securities held by a Securities System that are secured by cash collateral, the Custodian's instructions to the Securities System shall require that the Securities System deliver the Securities of the appropriate Fund to the borrower thereof only upon receipt of the collateral for such borrowing. The Custodian shall have no responsibility or liability for any loss arising from the delivery of Securities prior to the receipt of collateral. Upon receipt of Instructions and the loaned Securities, the Custodian will release the collateral to the borrower.

	(o)  Stock Dividends, Rights, Etc.

	The Custodian shall receive and collect all stock dividends, rights, and other items of like nature and, upon receipt of Instructions, take action with respect to the same as directed in such Instructions.

	(p)  Routine Dealings.

	The Custodian will, in general, attend to all routine and mechanical matters in accordance with industry standards in connection with the sale, exchange, substitution, purchase, transfer, or other dealings with Securities or other property of each Fund except as may be otherwise provided in this Agreement or directed from time to time by Instructions from any particular Fund. The Custodian may also make payments to itself or others from the Assets for disbursements and out-of-pocket expenses incidental to handling Securities or other similar items relating to its duties under this Agreement, provided that all such payments shall be accounted for to the appropriate Fund.

	(q)  Collections.

	The Custodian shall (a) collect amounts due and payable to each Fund with respect to portfolio Securities and other Assets; (b) promptly credit to the account of each Fund all income and other payments relating to portfolio Securities and other Assets held by the Custodian hereunder upon Custodian's receipt of such income or payments or as otherwise agreed in writing by the Custodian and any particular Fund; (c) promptly endorse and deliver any instruments required to effect such collection; and (d) promptly execute ownership and other certificates and affidavits for all federal, state, local and foreign tax purposes in connection with receipt of income or other payments with respect to portfolio Securities and other Assets, or in connection with the transfer of such Securities or other Assets; provided, however, that with respect to portfolio Securities registered in so-called street name, or physical Securities with variable interest rates, the Custodian shall use its best efforts to collect amounts due and payable to any such Fund. The Custodian shall notify a Fund in writing by facsimile transmission or in such other manner as such Fund and Custodian may agree in writing if any amount payable with respect to portfolio Securities or other Assets is not received by the Custodian when due. The Custodian shall not be responsible for the collection of amounts due and payable with respect to portfolio Securities or other Assets that are in default.

	(r)  Bank Accounts.

	Upon Instructions, the Custodian shall open and operate a bank account or accounts on the books of the Custodian; provided that such bank account(s) shall be in the name of the Custodian or a nominee thereof, for the account of one or more Funds, and shall be subject only to draft or order of the Custodian. The responsibilities of the Custodian to any one or more such Funds for deposits accepted on the Custodian's books shall be that of a U.S. bank for a similar deposit.

	(s)  Dividends, Distributions and Redemptions.

	To enable each Fund to pay dividends or other distributions to shareholders of each such Fund and to make payment to shareholders who have requested repurchase or redemption of their shares of each such Fund (collectively, the "Shares"), the Custodian shall release cash or Securities insofar as available. In the case of cash, the Custodian shall, upon the receipt of Instructions, transfer such funds by check or wire transfer to any account at any bank or trust company designated by each such Fund in such Instructions. In the case of Securities, the Custodian shall, upon the receipt of Special Instructions, make such transfer to any entity or account designated by each such Fund in such Special Instructions.

	(t)  Proceeds from Shares Sold.

	The Custodian shall receive funds representing cash payments received for shares issued or sold from time to time by each Fund, and shall credit such funds to the account of the appropriate Fund. The Custodian shall notify the appropriate Fund of Custodian's receipt of cash in payment for shares issued by such Fund by facsimile transmission or in such other manner as such Fund and the Custodian shall agree. Upon receipt of Instructions, the Custodian shall: (a) deliver all federal funds received by the Custodian in payment for shares as may be set forth in such Instructions and at a time agreed upon between the Custodian and such Fund; and (b) make federal funds available to a Fund as of specified times agreed upon from time to time by such Fund and the Custodian, in the amount of checks received in payment for shares which are deposited to the accounts of such Fund.

	(u) Proxies and Notices; Compliance with the Shareholders Communication Act of 1985.

	The Custodian shall deliver or cause to be delivered to the appropriate Fund all forms of proxies, all notices of meetings, and any other notices or announcements affecting or relating to Securities owned by such Fund that are received by the Custodian, any Subcustodian, or any nominee of either of them, and, upon receipt of Instructions, the Custodian shall execute and deliver, or cause such Subcustodian or nominee to execute and deliver, such proxies or other authorizations as may be required. Except as directed pursuant to Instructions, neither the Custodian nor any Subcustodian or nominee shall vote upon any such Securities, or execute any proxy to vote thereon, or give any consent or take any other action with respect thereto.

	The Custodian will not release the identity of any Fund to an issuer which requests such information pursuant to the Shareholder Communications Act of 1985 for the specific purpose of direct communications between such issuer and any such Fund unless a particular Fund directs the Custodian otherwise in writing.

	(v)  Books and Records.

	The Custodian shall maintain such records relating to its activities under this Agreement as are required to be maintained by Rule 31a-1 under the Investment Company Act of 1940 ("the 1940 Act") and to preserve them for the periods prescribed in Rule 31a-2 under the 1940 Act. These records shall be open for inspection by duly authorized officers, employees or agents (including independent public accountants) of the appropriate Fund during normal business hours of the Custodian.

	The Custodian shall provide accountings relating to its activities under this Agreement as shall be agreed upon by each Fund and the Custodian.

	(w)  Opinion of Fund's Independent Certified Public Accountants.

	The Custodian shall take all reasonable action as each Fund may request to
obtain from year to year favorable opinions from each such Fund's independent certified public accountants with respect to the Custodian's activities hereunder and in connection with the preparation of each such Fund's periodic reports to the SEC and with respect to any other requirements of the SEC.

	(x)  Reports by Independent Certified Public Accountants.

	At the request of a Fund, the Custodian shall deliver to such Fund a written report prepared by the Custodian's independent certified public accountants with respect to the services provided by the Custodian under this Agreement, including, without limitation, the Custodian's accounting system, internal accounting control and procedures for safeguarding cash, Securities and other Assets, including cash, Securities and other Assets deposited and/or maintained in a Securities System or with a Subcustodian. Such report shall be of sufficient scope and in sufficient detail as may reasonably be required by such Fund and as may reasonably be obtained by the Custodian.

	(y)  Bills and Other Disbursements.

	Upon receipt of Instructions, the Custodian shall pay, or cause to be paid, all bills, statements, or other obligations of a Fund.

5.  SUBCUSTODIANS.

	From time to time, in accordance with the relevant provisions of this Agreement, the Custodian may appoint one or more Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians, or Interim Subcustodians (as each are hereinafter defined) to act on behalf of any one or more Funds. A Domestic Subcustodian, in accordance with the provisions of this Agreement, may also appoint a Foreign Subcustodian, Special Subcustodian, or Interim Subcustodian to act on behalf of any one or more Funds. For purposes of this Agreement, all Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians and Interim Subcustodians shall be referred to collectively as "Subcustodians".

	(a)  Domestic Subcustodians.

	The Custodian may, at any time and from time to time, appoint any bank as defined in Section 2(a)(5) of the 1940 Act or any trust company or other entity, any of which meet the requirements of a custodian under Section 17(f) of the 1940 Act and the rules and regulations thereunder, to act for the Custodian on behalf of any one or more Funds as a subcustodian for purposes of holding Assets of such Fund(s) and performing other functions of the Custodian within the United States (a "Domestic Subcustodian"). Each Fund shall approve in writing the appointment of the proposed Domestic Subcustodian; and the Custodian's appointment of any such Domestic Subcustodian shall not be effective without such prior written approval of the Fund(s). Each such duly approved Domestic Subcustodian shall be listed on Appendix A attached hereto, as it may be amended, from time to time.

	(b)  Foreign Subcustodians.

	The Custodian may at any time appoint, or cause a Domestic Subcustodian to
appoint, any bank, trust company or other entity meeting the requirements of an "eligible foreign custodian" under Section 17(f) of the 1940 Act and the rules and regulations thereunder to act for the Custodian on behalf of any one or more Funds as a subcustodian or sub-subcustodian (if appointed by a Domestic Subcustodian) for purposes of holding Assets of the Fund(s) and performing other functions of the Custodian in countries other than the United States of America (hereinafter referred to as a "Foreign Subcustodian" in the context of either a subcustodian or a sub-subcustodian); provided that the Custodian shall have obtained written confirmation from each Fund of the approval of the Board of Directors or other governing body of each such Fund (which approval may be withheld in the sole discretion of such Board of Directors or other governing body or entity) with respect to (i) the identity of any proposed Foreign Subcustodian (including branch designation), (ii) the country or countries in which, and the securities depositories or clearing agencies (hereinafter "Securities Depositories and Clearing Agencies"), if any, through which, the Custodian or any proposed Foreign Subcustodian is authorized to hold Securities and other Assets of each such Fund, and (iii) the form and terms of the subcustodian agreement to be entered into with such proposed Foreign Subcustodian. Each such duly approved Foreign Subcustodian and the countries where and the Securities Depositories and Clearing Agencies through which they may hold Securities and other Assets of the Fund(s) shall be listed on Appendix A attached hereto, as it may be amended, from time to time. Each Fund shall be responsible for informing the Custodian sufficiently in advance of a proposed investment which is to be held in a country in which no Foreign Subcustodian is authorized to act, in order that there shall be sufficient time for the Custodian, or any Domestic Subcustodian, to effect the appropriate arrangements with a proposed Foreign Subcustodian, including obtaining approval as provided in this Section 5(b). In connection with the appointment of any Foreign Subcustodian, the Custodian shall, or shall cause the Domestic Subcustodian to, enter into a subcustodian agreement with the Foreign Subcustodian in form and substance approved by each such Fund. The Custodian shall not consent to the amendment of, and shall cause any Domestic Subcustodian not to consent to the amendment of, any agreement entered into with a Foreign Subcustodian, which materially affects any Fund's rights under such agreement, except upon prior written approval of such Fund pursuant to Special Instructions.

	(c)  Interim Subcustodians.

	Notwithstanding the foregoing, in the event that a Fund shall invest in an
Asset to be held in a country in which no Foreign Subcustodian is authorized to act, the Custodian shall notify such Fund in writing by facsimile transmission or in such other manner as such Fund and the Custodian shall agree in writing of the unavailability of an approved Foreign Subcustodian in such country; and upon the receipt of Special Instructions from such Fund, the Custodian shall, or shall cause its Domestic Subcustodian to, appoint or approve an entity (referred to herein as an "Interim Subcustodian") designated in such Special Instructions to hold such Security or other Asset.

	(d)  Special Subcustodians.

	Upon receipt of Special Instructions, the Custodian shall, on behalf of
         a
Fund, appoint one or more banks, trust companies or other entities designated in such Special Instructions to act for the Custodian on behalf of such Fund as a subcustodian for purposes of: (i) effecting third-party repurchase transactions with banks, brokers, dealers or other entities through the use of a common custodian or subcustodian; (ii) providing depository and clearing agency services with respect to certain variable rate demand note Securities,
(iii) providing depository and clearing agency services with respect to dollar denominated Securities, and (iv) effecting any other transactions designated by such Fund in such Special Instructions. Each such designated subcustodian (hereinafter referred to as a "Special Subcustodian") shall be listed on Appendix A attached hereto, as it may be amended from time to time. In connection with the appointment of any Special Subcustodian, the Custodian shall enter into a subcustodian agreement with the Special Subcustodian in form and substance approved by the appropriate Fund in Special Instructions. The Custodian shall not amend any subcustodian agreement entered into with a Special Subcustodian, or waive any rights under such agreement, except upon prior approval pursuant to Special Instructions.

	(e)  Termination of a Subcustodian.

	The Custodian may, at any time in its discretion upon notification to the appropriate Fund(s), terminate any Subcustodian of such Fund(s) in accordance with the termination provisions under the applicable subcustodian agreement, and upon the receipt of Special Instructions, the Custodian will terminate any Subcustodian in accordance with the termination provisions under the applicable subcustodian agreement.

	(f)  Certification Regarding Foreign Subcustodians.

	Upon request of a Fund, the Custodian shall deliver to such Fund a certificate stating: (i) the identity of each Foreign Subcustodian then acting on behalf of the Custodian; (ii) the countries in which and the Securities

Depositories and Clearing Agencies through which each such Foreign Subcustodian is then holding cash, Securities and other Assets of such Fund; and (iii) such other information as may be requested by such Fund, and as the Custodian shall be reasonably able to obtain, to evidence compliance with rules and regulations under the 1940 Act.

6.   STANDARD OF CARE.

	(a)  General Standard of Care.

	The Custodian shall be liable to a Fund for all losses, damages and reasonable costs and expenses suffered or incurred by such Fund resulting from the negligence or willful misfeasance of the Custodian; provided, however, in no event shall the Custodian be liable for special, indirect or consequential damages arising under or in connection with this Agreement.

	(b) Actions Prohibited by Applicable Law, Events Beyond Custodian's Control, Sovereign Risk, Etc.

	In no event shall the Custodian or any Domestic Subcustodian incur liability hereunder (i) if the Custodian or any Subcustodian or Securities System, or any subcustodian, Securities System, Securities Depository or Clearing Agency utilized by the Custodian or any such Subcustodian, or any nominee of the Custodian or any Subcustodian (individually, a "Person") is prevented, forbidden or delayed from performing, or omits to perform, any act or thing which this Agreement provides shall be performed or omitted to be performed, by reason of: (a) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or of any foreign country, or political subdivision thereof or of any court of competent jurisdiction (and neither the Custodian nor any other Person shall be obligated to take any action contrary thereto); or (b) any event beyond the control of the Custodian or other Person such as armed conflict, riots, strikes, lockouts, labor disputes, equipment or transmission failures, natural disasters, or failure of the mails, transportation, communications or power supply; or (ii) for any loss, damage, cost or expense resulting from "Sovereign Risk." A "Sovereign Risk" shall mean nationalization, expropriation, currency devaluation, revaluation or fluctuation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting a Fund's Assets; or acts of armed conflict, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's or such other Person's control.

	(c)  Liability for Past Records.

	Neither the Custodian nor any Domestic Subcustodian shall have any liability in respect of any loss, damage or expense suffered by a Fund, insofar as such loss, damage or expense arises from the performance of the Custodian or any Domestic Subcustodian in reliance upon records that were maintained for such Fund by entities other than the Custodian or any Domestic Subcustodian prior to the Custodian's employment hereunder.

	(d)  Advice of Counsel.

	The Custodian and all Domestic Subcustodians shall be entitled to receive and act upon advice of counsel of its own choosing on all matters. The Custodian and all Domestic Subcustodians shall be without liability for any actions taken or omitted in good faith pursuant to the advice of counsel.

	(e)  Advice of the Fund and Others.

	The Custodian and any Domestic Subcustodian may rely upon the advice of any Fund and upon statements of such Fund's accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and neither the Custodian nor any Domestic Subcustodian shall be liable for any actions taken or omitted, in good faith, pursuant to such advice or statements.


	(f)  Instructions Appearing to be Genuine.

	The Custodian and all Domestic Subcustodians shall be fully protected and indemnified in acting as a custodian hereunder upon any Resolutions of the Board of Directors or Trustees, Instructions, Special Instructions, advice, notice, request, consent, certificate, instrument or paper appearing to it to be genuine and to have been properly executed and shall, unless otherwise specifically provided herein, be entitled to receive as conclusive proof of any fact or matter required to be ascertained from any Fund hereunder a certificate signed by any officer of such Fund authorized to countersign or confirm Special Instructions.

	(g)  Exceptions from Liability.

	Without limiting the generality of any other provisions hereof, neither the Custodian nor any Domestic Subcustodian shall be under any duty or obligation to inquire into, nor be liable for:

		  (i) the validity of the issue of any Securities purchased by or for any Fund, the legality of the purchase thereof or evidence of ownership required to be received by any such Fund, or the propriety of the decision to purchase or amount paid therefor;

		  (ii) the legality of the sale of any Securities by or for any Fund, or the propriety of the amount for which the same were sold; or

		  (iii) any other expenditures, encumbrances of Securities, borrowings or similar actions with respect to any Fund's Assets;

and may, until notified to the contrary, presume that all Instructions or Special Instructions received by it are not in conflict with or in any way contrary to any provisions of any such Fund's Declaration of Trust, Partnership Agreement, Articles of Incorporation or By-Laws or votes or proceedings of the shareholders, trustees, partners or directors of any such Fund, or any such Fund's currently effective Registration Statement on file with the SEC.

7.  LIABILITY OF THE CUSTODIAN FOR ACTIONS OF OTHERS.

	(a)  Domestic Subcustodians

	The Custodian shall be liable for the acts or omissions of any Domestic Subcustodian to the same extent as if such actions or omissions were performed by the Custodian itself.

	(b)  Liability for Acts and Omissions of Foreign Subcustodians.

	The Custodian shall be liable to a Fund for any loss or damage to such Fund caused by or resulting from the acts or omissions of any Foreign Subcustodian to the extent that, under the terms set forth in the subcustodian agreement between the Custodian or a Domestic Subcustodian and such Foreign Subcustodian, the Foreign Subcustodian has failed to perform in accordance with the standard of conduct imposed under such subcustodian agreement and the Custodian or Domestic Subcustodian recovers from the Foreign Subcustodian under the applicable subcustodian agreement.

	(c) Securities Systems, Interim Subcustodians, Special Subcustodians, Securities Depositories and Clearing Agencies.

	The Custodian shall not be liable to any Fund for any loss, damage or expense suffered or incurred by such Fund resulting from or occasioned by the actions or omissions of a Securities System, Interim Subcustodian, Special Subcustodian, or Securities Depository and Clearing Agency unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.


	(d)  Defaults or Insolvencies of Brokers, Banks, Etc.

	The Custodian shall not be liable for any loss, damage or expense suffered or incurred by any Fund resulting from or occasioned by the actions, omissions, neglects, defaults or insolvency of any broker, bank, trust company or any other person with whom the Custodian may deal (other than any of such entities acting as a Subcustodian, Securities System or Securities Depository and Clearing Agency, for whose actions the liability of the Custodian is set out elsewhere in this Agreement) unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

	(e)  Reimbursement of Expenses.

	Each Fund agrees to reimburse the Custodian for all out-of-pocket expenses incurred by the Custodian in connection with this Agreement, but excluding salaries and usual overhead expenses.

8.  INDEMNIFICATION.

	(a)  Indemnification by Fund.

	Subject to the limitations set forth in this Agreement, each Fund agrees to indemnify and hold harmless the Custodian and its nominees from all losses, damages and expenses (including attorneys' fees) suffered or incurred by the Custodian or its nominee caused by or arising from actions taken by the Custodian, its employees or agents in the performance of its duties and obligations under this Agreement, including, but not limited to, any indemnification obligations undertaken by the Custodian under any relevant subcustodian agreement; provided, however, that such indemnity shall not apply to the extent the Custodian is liable under Sections 6 or 7 hereof.

	If any Fund requires the Custodian to take any action with respect to Securities, which action involves the payment of money or which may, in the opinion of the Custodian, result in the Custodian or its nominee assigned to such Fund being liable for the payment of money or incurring liability of some other form, such Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

	(b)  Indemnification by Custodian.

	Subject to the limitations set forth in this Agreement and in addition to the obligations provided in Sections 6 and 7, the Custodian agrees to indemnify and hold harmless each Fund from all losses, damages and expenses suffered or incurred by each such Fund caused by the negligence or willful misfeasance of the Custodian.

9.  ADVANCES.

	In the event that, pursuant to Instructions, the Custodian or any Subcustodian, Securities System, or Securities Depository or Clearing Agency acting either directly or indirectly under agreement with the Custodian (each of which for purposes of this Section 9 shall be referred to as "Custodian"), makes any payment or transfer of funds on behalf of any Fund as to which there would be, at the close of business on the date of such payment or transfer, insufficient funds held by the Custodian on behalf of any such Fund, the Custodian may, in its discretion without further Instructions, provide an advance ("Advance") to any such Fund in an amount sufficient to allow the completion of the transaction by reason of which such payment or transfer of funds is to be made. In addition, in the event the Custodian is directed by Instructions to make any payment or transfer of funds on behalf of any Fund as to which it is subsequently determined that such Fund has overdrawn its cash account with the Custodian as of the close of business on the date of such payment or transfer, said overdraft shall constitute an Advance. Any Advance shall be payable by the Fund on behalf of which the Advance was made on demand by Custodian, unless otherwise agreed by such Fund and the Custodian, and shall accrue interest from the date of the Advance to the date of payment by such Fund to the Custodian at a rate agreed upon in writing from time to time by the Custodian and such Fund. It is understood that any transaction in respect of which the Custodian shall have made an Advance, including but not limited to a foreign exchange contract or transaction in respect of which the Custodian is not acting as a principal, is for the account of and at the risk of the Fund on behalf of which the Advance was made, and not, by reason of such Advance, deemed to be a transaction undertaken by the Custodian for its own account and risk. The Custodian and each of the Funds which are parties to this Agreement acknowledge that the purpose of Advances is to finance temporarily the purchase or sale of Securities for prompt delivery in accordance with the settlement terms of such transactions or to meet emergency expenses not reasonably foreseeable by a Fund. The Custodian shall promptly notify the appropriate Fund of any Advance. Such notification shall be sent by facsimile transmission or in such other manner as such Fund and the Custodian may agree.

10.  LIENS.

	The Bank shall have a lien on the Property in the Custody Account to secure payment of fees and expenses for the services rendered under this Agreement. If the Bank advances cash or securities to the Fund for any purpose or in the event that the Bank or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of its duties hereunder, except such as may arise from its or its nominee's negligent action, negligent failure to act or willful misconduct, any Property at any time held for the Custody Account shall be security therefor and the Fund hereby grants a security interest therein to the Bank. The Fund shall promptly reimburse the Bank for any such advance of cash or securities or any such taxes, charges, expenses, assessments, claims or liabilities upon request for payment, but should the Fund fail to so reimburse the Bank, the Bank shall be entitled to dispose of such Property to the extent necessary to obtain reimbursement. The Bank shall be entitled to debit any account of the Fund with the Bank including, without limitation, the Custody Account, in connection with any such advance and any interest on such advance as the Bank deems reasonable.

11.  COMPENSATION.

	Each Fund will pay to the Custodian such compensation as is agreed to in writing by the Custodian and each such Fund from time to time. Such compensation, together with all amounts for which the Custodian is to be reimbursed in accordance with Section 7(e), shall be billed to each such Fund and paid in cash to the Custodian.

12.  POWERS OF ATTORNEY.

	Upon request, each Fund shall deliver to the Custodian such proxies, powers of attorney or other instruments as may be reasonable and necessary or desirable in connection with the performance by the Custodian or any Subcustodian of their respective obligations under this Agreement or any applicable subcustodian agreement.

13.  TERMINATION AND ASSIGNMENT.

	Any Fund or the Custodian may terminate this Agreement by notice in writing, delivered or mailed, postage prepaid (certified mail, return receipt requested) to the other not less than 90 days prior to the date upon which such termination shall take effect. Upon termination of this Agreement, the appropriate Fund shall pay to the Custodian such fees as may be due the Custodian hereunder as well as its reimbursable disbursements, costs and expenses paid or incurred. Upon termination of this Agreement, the Custodian shall deliver, at the terminating party's expense, all Assets held by it hereunder to the appropriate Fund or as otherwise designated by such Fund by Special Instructions. Upon such delivery, the Custodian shall have no further obligations or liabilities under this Agreement except as to the final resolution of matters relating to activity occurring prior to the effective date of termination.

	This Agreement may not be assigned by the Custodian or any Fund without the respective consent of the other, duly authorized by a resolution by its Board of Directors or Trustees.

14.  ADDITIONAL FUNDS.

	An additional Fund or Funds may become a party to this Agreement after the date hereof by an instrument in writing to such effect signed by such Fund or Funds and the Custodian. If this Agreement is terminated as to one or more of the Funds (but less than all of the Funds) or if an additional Fund or Funds shall become a party to this Agreement, there shall be delivered to each party an Appendix #1 or an amended Appendix #1, signed by each of the additional Funds (if any) and each of the remaining Funds as well as the Custodian, deleting or adding such Fund or Funds, as the case may be. The termination of this Agreement as to less than all of the Funds shall not affect the obligations of the Custodian and the remaining Funds hereunder as set forth on the signature page hereto and in Appendix #1 as revised from time to time.

15.  NOTICES.

	As to each Fund, notices, requests, instructions and other writings delivered to Jones & Babson, Inc, 700 Karnes Blvd., Kansas City, Missouri 64108, postage prepaid, or to such other address as any particular Fund may have designated to the Custodian in writing, shall be deemed to have been properly delivered or given to a Fund.

	Notices, requests, instructions and other writings delivered to the Securities Administration Department of the Custodian at its office at 928 Grand Avenue, Kansas City, Missouri, or mailed postage prepaid, to the Custodian's Securities Administration Department, Post Office Box 226, Kansas City, Missouri 64141, or to such other addresses as the Custodian may have designated to each Fund in writing, shall be deemed to have been properly delivered or given to the Custodian hereunder; provided, however, that procedures for the delivery of Instructions and Special Instructions shall be governed by Section 2(c) hereof.

16.  MISCELLANEOUS.

	(a) This Agreement is executed and delivered in the State of Missouri and shall be governed by the laws of such state.

	(b) All of the terms and provisions of this Agreement shall be binding upon, and inure to the benefit of, and be enforceable by the respective successors and assigns of the parties hereto.

	(c) No provisions of this Agreement may be amended, modified or waived, in any manner except in writing, properly executed by both parties hereto; provided, however, Appendix A may be amended from time to time as Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians, and Securities Depositories and Clearing Agencies are approved or terminated according to the terms of this Agreement.

	(d) The captions in this Agreement are included for convenience of reference only, and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

	(e) This Agreement shall be effective as of the date of execution hereof.

	(f) This Agreement may be executed simultaneously in two or more counterparts, each of which will be deemed an original, but all of which together will constitute one and the same instrument.

	(g) The following terms are defined terms within the meaning of this Agreement, and the definitions thereof are found in the following sections of the Agreement:

Term                                                  Section
Account                                               4(b)(3)(ii)
ADR'S                                                 4(j)
Advance                                               9
Assets                                                2(b)
Authorized Person                                     3
Banking Institution                                   4(1)
Domestic Subcustodian                                 5(a)
Foreign Subcustodian                                  5(b)
Instruction                                           2(c)(1)
Interim Subcustodian                                  5(c)
Interest Bearing Deposit                              4(1)


Term                                                  Section
Liability                                             10
OCC                                                   4(g)(2)
Person                                                6(b)
Procedural Agreement                                  4(h)
SEC                                                   4(b)(3)
Securities                                            2(a)
Securities Depositories and
Clearing Agencies                                     5(b)
Securities System                                     4(b)(3)
Shares                                                4(s)
Sovereign Risk                                        6(b)
Special Instruction                                   2(c)(2)
Special Subcustodian                                  5(c)
Subcustodian                                          5
1940 Act                                              4(v)


	(h) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid by any court of competent jurisdiction, the remaining portion or portions shall be considered severable and shall not be affected, and the rights and obligations of the parties shall be construed and enforced as if this Agreement did not contain the particular part, term or provision held to be illegal or invalid.

	(i) This Agreement constitutes the entire understanding and agreement of the parties hereto with respect to the subject matter hereof, and accordingly supersedes, as of the effective date of this Agreement, any custodian agreement heretofore in effect between the Fund and the Custodian.

	IN WITNESS WHEREOF, the parties hereto have caused this Custody Agreement to be executed by their respective duly authorized officers.


THE SCOUT FUNDS
By:/s/Larry D. Armel
Name: Larry D. Armel
Title: President
Date: 10-30-95

ATTEST:
/s/Martin A. Cramer


UMB BANK, N.A.
By:/s/Particia A. Peterson
Name: Particia A. Peterson
Title: Senior Vice President
Date: 10-30-95

ATTEST:
/s/R W Bl
[UMB BANK NATIONAL ASSOCIATION/CORPORATE SEAL]

                                APPENDIX A

                             CUSTODY AGREEMENT


DOMESTIC SUBCUSTODIANS:
	United Missouri Trust Company of New York
	Morgan Stanley Trust Company (Foreign Securities Only)


SECURITIES SYSTEMS:
	Federal Book Entry
	Depository Trust Company
	Participant's Trust Company


SPECIAL SUBCUSTODIANS:

                        SECURITIES DEPOSITORIES
COUNTRIES	FOREIGN SUBCUSTODIANS	CLEARING AGENCIES

                                        Euroclear



THE SCOUT FUNDS
By:/s/Larry D. Armel
Name: Larry D. Armel
Title: President
Date: 10-30-95


UMB BANK, N.A.
By:/s/Particia A. Peterson
Name: Particia A. Peterson
Title: Senior Vice President
Date: 10-30-95

                                APPENDIX B

                            CUSTODY AGREEMENT

The following open-end managment investment companies ("Funds") are hereby made parties to the Custody Agreement dated October 30, 1995, with UMB Bank, n.a. ("Custodian") and The Scout Funds, and agree to be bound by all the terms and conditions contained in said Agreement:


                                 THE SCOUT FUNDS

                              Scout Worldwide Fund, Inc.
                         Scout Money Market Fund, Inc. - Prime
                        Scout Money Market Fund, Inc. - Federal
                                Scout Bond Fund, Inc.
                                Scout Stock Fund, Inc.
                        Scout Tax-Free Money Market Fund, Inc.
                              Scout Balanced Fund, Inc.
                              Scout Regional Fund, Inc.
                         Scout Capital Preservation Fund, Inc.
                         Scout Kansas Tax-Exempt Fund, Inc.


ATTEST:
/s/Martin A. Cramer
                                        THE SCOUT FUNDS
                                        By:     /s/P. Bradley Adams
                                        Name:   P. Bradley Adams
                                        Title:  Treasurer
                                        Date:   1/21/98


ATTEST:
/s/R W Bl

                                        UMB BANK, N.A.
                                        By:     /s/Ralph R. Santoro
                                        Name:   Ralph R. Santoro
                                        Title:  Senior Vice President
                                        Date:   2/13/98



SCOUTPXB.DOC

document=ca_sco.frm

EX99.23(h)
                        TRANSFER AGENCY AGREEMENT


        This Agreement made as of the ____ day of ________, 199_ between UMB WorldWide Fund, Inc., Select Fund series, a Maryland corporation
(the "Fund"), and Jones & Babson, Inc., a Missouri corporation (the "Transfer Agent").

WITNESSETH
	That in consideration of the mutual promises hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
DEFINITIONS

	Whenever used in this Agreement, the following words and phrases shall have the following meanings:

1. "Approved Institution" shall mean an entity so named in a Certificate, as hereinafter defined. From time to time, the Fund may amend a previously delivered Certificate by delivering to the Transfer Agent a Certificate naming an additional entity or deleting any entity named in a previously delivered Certificate.

2. The "Board of Directors" shall mean the Board of Directors of the Fund.

3. "Certificate" shall mean any notice, instruction or other instrument in writing, authorized or required by this Agreement to be given to the Transfer Agent by the Fund which is signed by any Officer, as hereinafter defined, and actually received by the Transfer Agent.

4. "Custodian" shall mean the financial institution appointed as custodian under the terms and conditions of the Custody Agreement between the financial institution and the Fund, or its successor(s).

5. "Fund Business Day" shall be determined as set out in the Fund's prospectuses as shall be effective from time to time.

6. "Officer" shall be deemed to be the Fund's President, any Vice President, Secretary, Treasurer, Controller, any Assistant Controller, any Assistant Treasurer and any Assistant Secretary, and any other person duly authorized by the Board of Directors of the Fund to execute any Certificate, instruction, notice or other instrument on behalf of the Fund, and any person reasonably believed by the Transfer Agent to be such a person.

7. "Out-of-Pocket Expenses" means amounts reasonably necessary and actually incurred by Transfer Agent in the provision of Transfer Agent services or pursuant to this Agreement for the following purposes: postage (and first class mail insurance in connection with mailing Share certificates), envelopes, check forms, continuous forms, forms for reports and statements, stationery and other similar items, telephone and telegraph charges incurred in answering inquiries from dealers or shareholders, microfilm used to record transactions in shareholder accounts and computer tapes used for permanent storage of records and cost of insertion of materials in mailing envelopes by outside firms. Any charges associated with special or exception processing shall also be considered Out-of-Pocket Expenses.

8. "Prospectus" shall mean the most recent Fund prospectus actually received by the Transfer Agent from the Fund with respect to which the Fund has indicated a registration statement under the Securities Act of 1933, as amended, has become effective, including the Statement of Additional Information, incorporated by reference therein.

9. "Shares" shall mean all or any part of each class or series of the shares of beneficial interest of the Fund or portfolio listed in the Certificate as to which the Transfer Agent acts as transfer agent hereunder, as may be amended from time to time, which are authorized and/or issued by the Fund.

ARTICLE II
APPOINTMENT OF TRANSFER AGENT

1. Effective as of the date of this Agreement, the Fund hereby constitutes and appoints the Transfer Agent as transfer agent of all the Shares of the Fund and as dividend disbursing agent during the period of this Agreement.

2. The Transfer Agent hereby accepts appointment as transfer agent and dividend disbursing agent and agrees to perform duties thereof as hereinafter set forth.

3.      In connection with such appointment, the Fund upon the
request of the Transfer Agent, shall deliver the following documents to the Transfer Agent:
        (i)     A copy of the Articles of Incorporation of the Fund
and all
amendments thereto certified by the Secretary of the Fund;
        (ii)    A copy of the By-laws of the Fund certified by the
Secretary of the
Fund;
(iii)	A copy of a resolution of the Board of Directors of
the Fund
certified by the Secretary of the Fund appointing the Transfer
Agent and
authorizing the execution of this Transfer Agency Agreement;
(iv)	A Certificate signed by the Secretary of the Fund
specifying: the number of authorized Shares, the number of such authorized Shares issued, the number of such authorized Shares issued and currently outstanding, the names and specimen
signatures of the Officers of the Fund and the name and address of the legal counsel for the Fund;
(v)	Specimen Share certificate for each or series class of
Shares in the form approved by the Board of Directors of the Fund
(and in a format compatible with the Transfer Agent's system), together with a Certificate signed by the Secretary of the Fund as to such approval;
(vi)	Copies of the Fund's registration statement, as
amended to date, and the most recently filed Post-Effective
Amendment thereto, filed by the Fund with the Securities and
Exchange Commission under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, together with any applications filed in connection therewith; and
(vii)	Opinion of counsel for the Fund with respect to the
validity of the authorized and outstanding Shares, whether such Shares are fully paid and nonassessable and the status of such Shares under the Securities Act of 1933, as amended, and any other applicable federal law or regulation (i.e., if subject to registration, that they have been registered and that the registration statement has become effective or, if exempt, the specific grounds therefor).

ARTICLE III
AUTHORIZATION AND ISSUANCE OF SHARES

1.	If requested by the Transfer Agent, the Fund shall deliver
to the Transfer Agent the following documents on or before the effective date of any increase or decrease in the total number of Shares authorized to be issued:
(a)	A certified copy of the amendment to the Articles of
Incorporation giving effect to such increase or decrease;
(b)	In the case of an increase, an opinion of counsel for
the Fund with respect to the validity of the Shares of the Fund and the status of such Shares under the Securities Act of 1933, as amended, and any other applicable federal law or regulation (i.e., if subject to registration, that they have been registered and that the registration statement has become effective or, if
exempt, the specific grounds therefor); and
(c)	In the case of an increase, if the appointment of the
Transfer Agent was theretofore expressly limited, a certified copy of a resolution of the Board of Directors of the Fund increasing the authority of the Transfer Agent.

2.	Prior to the issuance of any additional Shares pursuant to
stock dividends or stock splits, etc., and prior to any reduction in the number of Shares outstanding, if requested by the Transfer Agent, the Fund shall deliver the following documents to the Transfer Agent:
(a)	A certified copy of the resolution(s) adopted by the
Board of Directors and/or the shareholders of the Fund authorizing such issuance of additional Shares or such reduction, as the case may be; and
(b)	 An opinion of counsel for the Fund with respect to
the validity of the Shares and the status of such Shares under the Securities Act of 1933, as amended, and any other applicable federal law or regulation (i.e., if subject to registration, that they have been registered and that the registration statement has become effective, or, if exempt, the specific grounds therefor).

ARTICLE IV
RECAPITALIZATION OR CAPITAL ADJUSTMENT

1.	In the case of any negative stock split, recapitalization or other capital adjustment requiring a change in the form of Share certificates, the Transfer Agent will issue Share certificates in the new form in exchange for, or upon transfer of, outstanding Share certificates in the old form, upon receiving:
a) A Certificate authorizing the issuance of the Share certificates in the new form;
(b)	A certified copy of any amendment to the Articles of
Incorporation with respect to the change;
(c)	Specimen Share certificates for each class of Shares
in the new form approved by the Board of Directors of the Fund, with a Certificate signed by the Secretary of the Fund as to such approval; and
(d)	An opinion of counsel for the Fund with respect to the
validity of the Shares in the new form and the status of such Shares under the Securities Act of 1933, as amended, and any other applicable federal law or regulation (i.e., if subject to registration, that the Shares have been registered and that the registration statement has become effective or, if exempt, the specific grounds therefor).

2.	The Fund at its expense shall furnish the Transfer Agent
with a sufficient supply of blank Share certificates in the new form and from time to time will replenish such supply upon the request of the Transfer Agent. Such blank Share certificates shall be compatible with the Transfer Agent's system and shall be properly signed by facsimile or otherwise by Officers of the Fund authorized by law or by the By-laws to sign Share certificates and, if required, shall bear the corporate seal or facsimile thereof. The Fund agrees to indemnify and exonerate, save and hold the Transfer Agent harmless from and against any and all claims or demands that may be asserted against the Transfer Agent with respect to the genuineness of any Share certificate supplied to the Transfer Agent pursuant to this Article.

ARTICLE V
ISSUANCE, REDEMPTION AND TRANSFER OF SHARES

1.	(a)	The Transfer Agent acknowledges that it has received a
copy of the Fund's Prospectus, which Prospectus describes how sales and redemption of Shares of the Fund shall be made, and the Transfer Agent agrees to accept purchase orders and redemption requests with respect to Shares on each Fund Business Day in accordance with such Prospectus. The Fund agrees to provide the Transfer Agent with sufficient advance notice to enable the
Transfer Agent to effect any changes in the procedures set forth in the Prospectus regarding such purchase and redemption
procedure; provided, however, that in no event will such advance notice be less than thirty (30) days.
(b)	The Transfer Agent shall also accept with respect to
each Fund Business Day, at such times as are agreed upon from time to time by the Transfer Agent and the Fund, a computer tape or electronic data transmission consistent in all respects with the Transfer Agent's record format, as amended from time to time, which is believed by the Transfer Agent to be furnished by or on behalf of any Approved Institution. The Transfer Agent shall not be liable for any losses or damages to the Fund or its shareholders in the event that a computer tape or electronic data transmission from an Approved Institution is unable to be processed for any reason beyond the control of the Transfer Agent, or if any of the information on such tape or transmission is found to be incorrect.

2.	On each Fund Business Day, the Transfer Agent shall, as of
the time at which the Fund computes the net asset value of the Fund, issue to and redeem from the accounts specified in a purchase order, redemption request or computer tape or electronic data transmission, which in accordance with the Prospectus is effective on such Fund Business Day, the appropriate number of full and fractional Shares based on the net asset value per Share of such Fund specified in an advice received on such Fund Business Day from the Fund. Notwithstanding the foregoing, if a redemption specified in a computer tape or electronic data transmission is for a dollar value of Shares in excess of the dollar value of uncertificated Shares in the specified account, the Transfer Agent shall not effect such redemption in whole or in part and shall within twenty-four (24) hours orally advise the Approved Institution which supplied such tape of the discrepancy.

3.	In connection with a reinvestment of a dividend or
distribution of Shares of the Fund, the Transfer Agent shall as of each Fund Business Day, as specified in a Certificate or resolution described in paragraph 1 of succeeding Article VI, issue Shares of the Fund based on the net asset value per Share of such Fund specified in an advice received from the Fund on such Fund Business Day.

4.	On each Fund Business Day, the Transfer Agent shall supply
the Fund with a statement specifying with respect to the immediately preceding Fund Business Day: the total number of Shares of the Fund (including fractional Shares) issued and outstanding at the opening of business on such day; the total number of Shares of the Fund sold on such day, pursuant to the preceding paragraph 2 of this Article; the total number of Shares of the Fund redeemed from shareholders by the Transfer Agent on such day; the total number of Shares of the Fund, if any, sold on such day pursuant to the preceding paragraph 3 of this Article, and the total number of Shares of the Fund issued and outstanding.

5.	In connection with each purchase and each redemption of
Shares, the Transfer Agent shall send such statements as are prescribed by the Federal Securities laws applicable to transfer agents or as described in the Prospectus. If the Prospectus indicates that certificates for Shares are available and if specifically requested in writing by any shareholder, or if otherwise required hereunder, the Transfer Agent will countersign (if necessary), issue and mail to such shareholder at the address set forth in the records of the Transfer Agent a Share certificate for any full Share requested.

6.	As of each Fund Business Day, the Transfer Agent shall
furnish the Fund with an advice setting forth the number and dollar amount of Shares to be redeemed on such Fund Business Day in accordance with paragraph 2 of this Article.

7.	Upon receipt of a proper redemption request and moneys paid
to it by the Custodian in connection with a redemption of Shares, the Transfer Agent shall cancel the redeemed Shares and after making appropriate deduction for any withholding of taxes required of it by applicable law: (a) in the case of a redemption of Shares pursuant to a redemption described in the preceding paragraph l(a) of this Article, make payment in accordance with the Fund's redemption and payment procedures described in the Prospectus; and (b) in the case of a redemption of Shares pursuant to a computer tape or electronic data transmission described in the preceding paragraph l(b) of this Article, make payment by directing a federal funds wire order to the account previously designated by the Approved Institution specified in said computer tape or electronic data transmission.

8.	The Transfer Agent shall not be required to issue any Shares after it has received from an Officer of the Fund or from an appropriate federal or state authority written notification that the sale of Shares has been suspended or discontinued, and the Transfer Agent shall be entitled to rely upon such written notification.

9.	Upon the issuance of any Shares in accordance with this
Agreement, the Transfer Agent shall not be responsible for the payment of any original issue or other taxes required to be paid by the Fund in connection with such issuance of any Shares.

10.	The Transfer Agent shall accept a computer tape or
electronic data transmission consistent with the Transfer Agent's record format, as amended from time to time, which is reasonably believed by the Transfer Agent to be furnished by or on behalf of any Approved Institution and is represented to be instructions with respect to the transfer of Shares from one account of such Approved Institution to another such account, and shall effect the transfers specified in said computer tape or electronic data transmission. The Transfer Agent shall not be liable for any losses to the Fund or its shareholders in the event that a computer tape or electronic data transmission from an Approved Institution is unable to be processed for any reason beyond the control of the Transfer Agent, or if any of the information on such tape or transmission is found to be incorrect.

11.	(a)	Except as otherwise provided in subparagraph (b) of
this paragraph and in paragraph 13 of this Article, Shares will be transferred or redeemed upon presentation to the Transfer Agent of Share certificates or instructions properly endorsed for transfer or redemption, accompanied by such documents as the Transfer Agent deems necessary to evidence the authority of the person making such transfer or redemption, and bearing satisfactory evidence of the payment of stock transfer taxes. In the case of small estates where no administration is contemplated, the Transfer Agent may, when furnished with an appropriate surety bond, and without further approval of the Fund, transfer or redeem Shares registered in the name of a decedent where the current market value of the Shares being transferred does not exceed such amount as may from time to time be prescribed by various states. The Transfer Agent reserves the right to refuse to transfer or redeem Shares until it is satisfied that the endorsement on the stock certificate or instructions is valid and genuine, and for that purpose it will require, unless otherwise instructed by an authorized Officer of the Fund, a guarantee of signature by an "Eligible Guarantor Institution" as that term is defined by SEC Rule 17Ad-15. The Transfer Agent also reserves the right to refuse to transfer or redeem Shares until it is satisfied that the requested transfer or redemption is legally authorized, and it shall incur no liability for the refusal, in good faith, to make transfers or redemptions which the Transfer Agent, in its judgment, deems improper or unauthorized, or until it is satisfied that there is no basis to any claims adverse to such transfer or redemption. The Transfer Agent may, in effecting transfers and redemptions of Shares, rely upon those provisions of the Uniform Act for the Simplification of Fiduciary Security Transfers or the Uniform Commercial Code, as
the same may be amended from time to time, applicable to the transfer of securities, and the Fund shall indemnify the Transfer Agent for any act done or omitted by it in good faith in reliance upon such laws. In no event will the Fund indemnify the Transfer Agent for any act done by it as a result of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties. The Transfer Agent shall be entitled to accept, and shall be fully protected by the Fund in accepting, any request from any entity to carry out any transaction in Shares received by the Transfer Agent through any of the various programs offered through the National Securities Clearing Corporation ("NSCC") (including, but not limited to, Networking and FundServ). Any such entity shall constitute an Approved Institution as defined herein.
(b)	Notwithstanding the foregoing or any other provision
contained in this Agreement to the contrary, the Transfer Agent shall be fully protected by the Fund in not requiring any instruments, documents, assurances, endorsements or guarantees, including, without limitation, any signature guarantees, in connection with a redemption or transfer of Shares whenever the Transfer Agent reasonably believes that requiring the same would be inconsistent with the transfer and redemption procedures as described in the Prospectus.

12.	Notwithstanding any provision contained in this Agreement to the contrary, the Transfer Agent shall not be required or expected to require, as a condition to any transfer of any Shares pursuant to paragraph 11 of this Article or any redemption of any Shares pursuant to a computer tape or electronic data transmission described in this Agreement, any documents, including, without limitation, any documents of the kind described in subparagraph (a) of paragraph 11 of this Article, to evidence the authority of the person requesting the transfer or redemption and/or the payment of any stock transfer taxes, and shall be fully protected in acting in accordance with the applicable provisions of this Article.

13.	(a)	As used in this Agreement, the terms "computer tape
or electronic data transmission" and "computer tape believed by the Transfer Agent to be furnished by an Approved Institution", shall include any tapes generated by the Transfer Agent to reflect information believed by the Transfer Agent to have been input by an Approved Institution, via a remote terminal or other similar link, into a data processing, storage or collection system, or similar system (the "System"), located on the Transfer Agent's premises. For purposes of paragraph 1 of this Article, such a computer tape or electronic data transmission shall be deemed to have been furnished at such times as are agreed upon from time to time by the Transfer Agent and Fund only if the information reflected thereon was input to the System at such times as are agreed upon from time to time by the Transfer Agent and the Fund.
(b)	Nothing contained in this Agreement shall constitute
any agreement or representation by the Transfer Agent to permit, or to agree to permit, any Approved Institution to input information into a System.
(c)	The Transfer Agent reserves the right to approve, in
advance, any Approved Institution; such approval not to be unreasonably withheld. The Transfer Agent also reserves the right to terminate any and all automated data communications, at its discretion, upon a reasonable attempt to notify the Fund when in the opinion of the Transfer Agent continuation of such communications would jeopardize the accuracy and/or integrity of the Fund's records on the System.

ARTICLE VI
DIVIDENDS AND DISTRIBUTIONS

1.	The Fund shall furnish to the Transfer Agent a copy of a
resolution of its Board  of  Directors,   certified   by   the
Secretary  or  any  Assistant  Secretary,   either: (i) setting forth
the date of the declaration of a dividend or distribution, the date of accrual or payment, as the case may be, thereof, the record date as of which shareholders entitled to payment, or accrual, as the case may be, shall be determined, the amount per Share of such dividend or distribution, the payment date on which all previously accrued and unpaid dividends are to be paid and the total amount, if any, payable to the Transfer Agent on such payment date; or (ii) authorizing the declaration of dividends and distributions on a daily or other periodic basis and authorizing the Transfer Agent to rely on a Certificate setting forth the information described in subsection (i) of this paragraph.

2.	Upon the mail date specified in such Certificate or
resolution, as the case may be, the Fund shall, in the case of a cash dividend or distribution, cause the Custodian to deposit in an account in the name of the Transfer Agent on behalf of the Fund an amount of cash, if any, sufficient for the Transfer Agent to make the payment, as of the mail date, specified in such Certificate or resolution, as the case may be, to the shareholders who were of record on the record date. The Transfer Agent will, upon receipt of any such cash, make payment of such cash dividends or distributions to the shareholders of record as of the record date by: (i) mailing a check, payable to the registered shareholder, to the address of record or dividend mailing address; or
(ii) wiring such amounts to the accounts previously designated by an Approved Institution, as the case may be. The Transfer Agent shall not be liable for any improper payments made in good faith and without negligence, in accordance with a Certificate or resolution described in the preceding paragraph. If the Transfer Agent shall not receive from the Custodian sufficient cash to make payments of any cash dividend or distribution to all shareholders of the Fund as of the record date, the Transfer Agent shall, upon notifying the Fund, withhold payment to all shareholders of record as of the record date until sufficient cash is provided to the Transfer Agent.

3.	It is understood that the Transfer Agent shall in no way be
responsible for the determination of the rate or form of dividends or capital gain distributions due to the shareholders. It is expressly agreed and understood that the Transfer Agent is not liable for any loss as a result of processing a distribution based on information provided in the Certificate that is incorrect. The Fund agrees to pay the Transfer Agent for any and all costs, both direct and Out-of-Pocket Expenses, incurred in such corrective work as necessary to remedy such error.

4.	It is understood that the Transfer Agent shall file such
appropriate information returns concerning the payment of dividend and capital gain distributions with the proper federal, state and local authorities as are required by law to be filed by the Fund, but shall in no way be responsible for the collection or withholding of taxes due on such dividends or distributions due to shareholders, except and only to the extent required by applicable law. Anything in this Agreement to the contrary notwithstanding, the Fund shall be solely responsible for the accurate, complete and timely filing with the proper federal, state and local authorities of all tax information with respect to any Fund account maintained under Matrix Level 3 through any of the various programs offered through the NSCC (including, but not limited to, Networking and FundServ).

ARTICLE VII
CONCERNING THE FUND

1.	The Fund represents to the Transfer Agent that:
(a)	It is a corporation duly organized and existing under
the laws of the State of Maryland.
(b)	It is empowered under applicable laws and by its
Articles of Incorporation and By-laws to enter into and perform this Agreement.
(c)	All requisite corporate proceedings have been taken to
authorize it to enter into and perform this Agreement.
(d)	It is an investment company registered under the
Investment Company Act of 1940, as amended.
(e)	A registration statement under the Securities Act of
1933, as amended, with respect to the Shares is effective. The Fund shall notify the Transfer Agent if such registration statement or any state securities registrations have been terminated or a stop order has been entered with respect to the Shares.

2.	Each copy of the Articles of Incorporation of the Fund and
copies of all amendments thereto shall be certified by the Secretary of State (or other appropriate official) of the state of organization, and if such Articles of Incorporation and/or amendments are required by law also to be filed with a county or other officer or official body, a certificate of such filing shall be filed with a certified copy submitted to the Transfer Agent. Each copy of the By-laws and copies of all amendments thereto, and copies of resolutions of the Board of Directors of the Fund shall be certified by the Secretary of the Fund under seal.

3.	The Fund shall promptly deliver to the Transfer Agent
written notice of any change in the Officers authorized to sign Share certificates, notifications or requests, together with a specimen signature of each new Officer. In the event any Officer who shall have signed manually or whose facsimile signature shall have been affixed to blank Share certificates shall die, resign or be removed prior to issuance of such Share certificates, the Transfer Agent may issue such Share certificates of the Fund notwithstanding such death, resignation or removal, and the Fund shall promptly deliver to the Transfer Agent such approval, adoption or ratification as may be required by law.

4.	It shall be the sole responsibility of the Fund to deliver
to the Transfer Agent the Fund's currently effective Prospectus and, for purposes of this Agreement, the Transfer Agent shall not be deemed to have notice of any information contained in such Prospectus until a reasonable time after it is actually received by the Transfer Agent.

ARTICLE VIII
CONCERNING THE TRANSFER AGENT

1.	The Transfer Agent represents and warrants to the Fund that:
(a)	It is a corporation duly organized and existing under
the laws of the State of Missouri.
(b)	It is empowered under applicable law and by its
Articles of Incorporation and By-laws to enter into and perform this Agreement.
(c)	All requisite corporate proceedings have been taken to
authorize it to enter into and perform this Agreement.
(d)	It is duly registered as a transfer agent under
Section 17A of the Securities Exchange Act of 1934, as amended.

2.	The Transfer Agent shall not be liable and shall be
indemnified in acting upon any computer tape or electronic data transmission, writing or document reasonably believed by it to be genuine and to have been signed or made by an Officer of the Fund or person designated by the Fund and shall not be held to have any notice of any change of authority of any person until receipt of written notice thereof from the Fund or such person. It shall also be protected in processing Share certificates which bear the proper countersignature of the Transfer Agent and which it reasonably believes to bear the proper manual or facsimile signature of the Officers of the Fund.

3.	The Transfer Agent upon notice to the Fund may establish
such additional procedures, rules and regulations governing the transfer or registration of Share certificates as it may deem advisable and consistent with such rules and regulations generally adopted by mutual fund transfer agents.

4.	The Transfer Agent shall keep such records as it may deem
advisable and is agreeable to the Fund, but not inconsistent with the rules and regulations of appropriate government authorities, in particular Rules 31a-2 and 31a-3 under the Investment Company Act of 1940, as amended. The Transfer Agent acknowledges that such records are the property of the Fund. The Transfer Agent may deliver to the Fund from time to time at its discretion, for safekeeping or disposition by the Fund in accordance with law, such records, papers, documents accumulated in the execution of its duties as such Transfer Agent, as the Transfer Agent may deem expedient, other than those which the Transfer Agent is itself required to maintain pursuant to applicable laws and regulations. The Fund shall assume all responsibility for any failure thereafter to produce any record, paper, cancelled Share certificate or other document so returned, if and when required. Such records maintained by the Transfer Agent pursuant to this paragraph 4, which have not been previously delivered to the Fund pursuant to the foregoing provisions of this paragraph 4, shall be considered to be the property of the Fund, shall be made available upon request for inspection by the Officers, employees and auditors of the Fund, and records shall be delivered to the Fund upon request and in any event upon the date of termination of this Agreement, as specified in Article IX of this Agreement, in the form and manner kept by the Transfer Agent on such date of termination or such earlier date as may be requested by the Fund.

5.	The Transfer Agent shall not be liable for any loss or
damage, including counsel fees, resulting from its actions or omissions to act or otherwise, except for any loss or damage arising out of its bad faith, willful misfeasance, gross negligence or reckless disregard of its duties under this Agreement.

6.	(a)	The Fund shall indemnify and exonerate, save and hold
harmless the Transfer Agent from and against any and all claims (whether with or without basis in fact or law), demands, expenses (including reasonable attorneys' fees) and liabilities of any and every nature which the Transfer Agent may sustain or incur or which may be asserted against the Transfer Agent by any person by reason of or as a result of any action taken or omitted to be taken by any prior transfer agent of the Fund or as a result of any action taken or omitted to be taken by the Transfer Agent in good faith and without gross negligence or willful misfeasance or in reliance upon:  (i)  any provision of this Agreement;  (ii)
the Prospectus; (iii) any instruction or order including, without limitation, any computer tape or electronic data transmission reasonably believed by the Transfer Agent to have been received from an Approved Institution; (iv) any instrument, order or Share certificate reasonably believed by it to be genuine and to be signed, countersigned or executed by any duly authorized Officer of the Fund; (v) any Certificate or other instructions of an
Officer; (vi) any opinion of legal counsel for the Fund or the Transfer Agent; or (vii) any request by any entity to carry out any transaction in Shares received by the Transfer Agent through any of the various programs offered through the NSCC (including, but not limited to, Networking and FundServ). The Fund shall indemnify and exonerate, save and hold the Transfer Agent harmless from and against any and all claims (whether with or without basis in fact or law), demands, expenses (including reasonable
attorneys' fees) and liabilities of any and every nature which the Transfer Agent may sustain or incur or which may be asserted against the Transfer Agent by any person by reason of or as a result of any action taken or omitted to be taken by the Transfer Agent in good faith in connection with its appointment or in reliance upon any law, act, regulation or any interpretation of the same even though such law, act or regulation may thereafter have been altered, changed, amended or repealed.
(b)	The Transfer Agent shall not settle any claim, demand,
expense or liability to which it may seek indemnity pursuant to paragraph 6(a) above (each, an "Indemnifiable Claim") without the express written consent of an Officer of the Fund. The
Transfer Agent shall notify the Fund within fifteen (15) days of receipt of notification of an Indemnifiable Claim, provided that the failure by the Transfer Agent to furnish such notification shall not impair its right to seek indemnification from the Fund unless the Fund is unable to adequately defend the Indemnifiable Claim as a result of such failure, and further provided, that if as a result of the Transfer Agent's failure to provide the Fund with timely notice of the institution of litigation a judgment by default is entered, prior to seeking indemnification from the Fund the Transfer Agent, at its own cost and expense, shall open such judgment. The Fund shall have the right to defend any Indemnifiable Claim at its own expense, provided that such defense shall be conducted by counsel selected by the Fund and reasonably acceptable to the Transfer Agent. The Transfer Agent may join in such defense at its own expense, but to the extent that it shall so desire the Fund shall direct such defense. The Fund shall not settle any Indemnifiable Claim without the express written consent of the Transfer Agent if the Transfer Agent determines that such settlement would have an adverse effect on the Transfer Agent beyond the scope of this Agreement. In such event, the Fund and the Transfer Agent shall each be responsible for their own defense at their own cost and expense, and such claim shall not be deemed an Indemnifiable Claim hereunder. If the Fund shall fail or refuse to defend an Indemnifiable Claim, the Transfer Agent may provide its own defense at the cost and expense of the Fund. Anything in this Agreement to the contrary notwithstanding, the Fund shall not indemnify the Transfer Agent against any liability or expense arising out of the Transfer Agent's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement. The Transfer Agent shall indemnify and hold the Fund harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omission to act by the Transfer Agent as a result of the Transfer Agent's lack of good faith, gross negligence or willful misfeasance.

7.	The Transfer Agent shall not be liable to the Fund with
respect to any redemption draft on which the signature of the drawer is forged and which the Fund's Custodian has advised the Transfer Agent to honor the redemption (but nothing herein is meant to impose any duties upon the Fund's Custodian); nor shall the Transfer Agent be liable for any material alteration or absence or forgery of any endorsement, it being understood that the Transfer Agent's sole responsibility with respect to inspecting redemption drafts is to use reasonable care to verify the drawer's signature against signatures on file.

8.	There shall be excluded from the consideration of whether
the Transfer Agent has breached this Agreement in any way, any period of time, and only such period of time during which the Transfer Agent's performance is materially affected, by reason of circumstances beyond its control (collectively, "Causes"), including, without limitation, mechanical breakdowns of equipment (including any alternative power supply and operating systems software), flood or catastrophe, acts of God, failures of transportation, communication or power supply, strikes, lockouts, work stoppages or other similar circumstances.

9.	At any time the Transfer Agent may apply to an Officer of
the Fund for written instructions with respect to any matter arising in connection with the Transfer Agent's duties and obligations under this Agreement, and the Transfer Agent shall not be liable for any action taken or permitted by it in good faith in accordance with such written instructions. Such application by the Transfer Agent for written instructions from an Officer of the Fund may set forth in writing any action proposed to be taken or omitted by the Transfer Agent with respect to its duties or obligations under this Agreement and the date on and/or after which such action shall be taken. The Transfer Agent shall not be liable for any action taken or omitted in accordance with a proposal included in any such application on or after the date specified therein unless, prior to taking or omitting any such action, the Transfer Agent has received written instructions in response to such application specifying the action to be taken or omitted. The Transfer Agent may consult counsel of the Fund, or upon notice to the Fund, its own counsel, at the expense of the Fund and shall be fully protected with respect to anything done or omitted by it in good faith in accordance with the advice or opinion of counsel to the Fund or its own counsel.

10.	The Transfer Agent may issue new Share certificates in place of certificates represented to have been lost, stolen or destroyed upon receiving written instructions from the shareholder accompanied by proof of an indemnity or surety bond issued by a recognized insurance institution specified by the Fund or the Transfer Agent.
If the Transfer Agent receives written notification from the shareholder or broker dealer that the certificate issued was never received, and such notification is made within thirty (30) days of the date of issuance, the Transfer Agent may reissue the certificate without requiring a surety bond. The Transfer Agent may also reissue certificates which are represented as lost, stolen or destroyed without requiring a surety bond provided that the notification is in writing and accompanied by an indemnification signed on behalf of a member firm of the New York Stock Exchange and signed by an officer of said firm with the signature guaranteed. Notwithstanding the foregoing, the Transfer Agent will reissue a certificate upon written authorization from an Officer of the Fund.

11.	In case of any requests or demands for the inspection of the shareholder records of the Fund, the Transfer Agent will endeavor to notify the Fund promptly and to secure instructions from an Officer as to such inspection. The Transfer Agent reserves the right, however, to exhibit the shareholder records to any person whenever it receives an opinion from its counsel that there is a reasonable likelihood that the Transfer Agent will be held liable for the failure to exhibit the shareholder records to such person; provided, however, that in connection with any such disclosure the Transfer Agent shall promptly notify the Fund that such disclosure has been made or is to be made.

12.	At the request of an Officer of the Fund, the Transfer Agent will address and mail such appropriate notices to shareholders as the Fund may direct.

13.	Notwithstanding any of the foregoing provisions of this
Agreement, the Transfer Agent shall be under no duty or obligation to inquire into, and shall not be liable for:
(a)	The legality of the issue or sale of any Shares, the
sufficiency of the amount to be received therefor, or the
authority of the Approved Institution or of the Fund, as the case may be, to request such sale or issuance;
(b)	The legality of a transfer of Shares, or of a
redemption of any Shares, the propriety of the amount to be paid therefor, or the authority of the Approved Institution or of the Fund, as the case may be, to request such transfer or redemption;
(c)	The legality of the declaration of any dividend by the
Fund, or the legality of the issue of any Shares in payment of any stock dividend; or
(d)	The legality of any recapitalization or readjustment
of Shares.

14.	The Transfer Agent shall have no duties or responsibilities
whatsoever except such duties and responsibilities as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Transfer Agent.

15.	Purchase and Prices of Services:
(a)	The Fund will compensate the Transfer Agent for, and
Transfer Agent will provide, beginning on the execution date of this Agreement and continuing until the termination of this Agreement as provided hereinafter, the services set forth in
Schedule I.
(b)	The current unit prices for the services are set forth
in Schedule II (the "Schedule II Fees"). Effective as of January 1, 1997, once in each calendar year, the Transfer Agent may elect to raise the Schedule II Fees upon ninety (90) days prior notice to the Fund, all subject to the mutual agreement of the parties hereto. Notwithstanding the annual right to raise the Schedule II Fees, the Transfer Agent may increase prices due to changes in legal or regulatory requirements subject to the approval of the Fund, which approval shall not be unreasonably withheld.

16.	Billing and Payment:
(a)	The Transfer Agent shall bill the Fund monthly in
arrears for accounts maintained and Out-of-Pocket Expenses. The Transfer Agent may from time to time request that the Fund advance estimated expenditures of an unusual nature subject to reconciliation of actual expenses as soon as practicable thereafter.
(b)	The Fund shall pay the Transfer Agent in immediately
available funds at UMB Bank, n.a. in Kansas City, Missouri within thirty (30) days of the date of the bill. Any amounts due under this Agreement which are not paid within said thirty (30) day period shall bear interest at the rate of one and one-half percent (l 1/2%) per month from such date until paid in full.

ARTICLE IX
TERMINATION

Either of the parties hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of receipt of such notice. In the event such notice is given by the Fund, it shall be accompanied by a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary or any Assistant Secretary, electing to terminate this Agreement and designating the successor transfer agent or transfer agents. In the event such notice is given by the Transfer Agent, the Fund shall on or before the termination date, deliver to the Transfer Agent a copy of a resolution of its Board of Directors, certified by the Secretary or any Assistant Secretary, designating a successor transfer agent or transfer agents. In the absence of such designation by the Fund, the Fund shall upon the date specified in the notice of termination of this Agreement and delivery of the records maintained hereunder, be deemed to be its own transfer agent and the Transfer Agent shall thereby be relieved of all duties and responsibilities pursuant to this Agreement.
In the event this Agreement is terminated as provided herein, the Transfer Agent, upon the written request of the Fund, shall deliver the records of the Fund on electromagnetic media to the Fund or its successor transfer agent. The Fund shall be responsible to the Transfer Agent for the reasonable costs and expenses associated with the preparation and delivery of such media.

ARTICLE X
MISCELLANEOUS

1	The Fund agrees that prior to effecting any change in the
Prospectus which would increase or alter the duties and obligations of the Transfer Agent hereunder, it shall advise the Transfer Agent of such proposed change at least thirty (30) days prior to the intended date of the same, and shall proceed with such change only if it shall have received the written consent of the Transfer Agent thereto, which shall not be unreasonably withheld.

2.	Any notice or other instrument in writing, authorized or
required by this Agreement to be given to the Fund shall be sufficiently given if addressed to the Fund and mailed or delivered to it at:

2440 Pershing Road
Kansas City, MO 64108

or at such other place as the Fund may from time to time designate in writing.

3.	Any notice or other instrument in writing, authorized or
required by this Agreement to be given to the Transfer Agent shall be sufficiently given if addressed to the Transfer Agent and mailed or delivered to:

2440 Pershing Road
Kansas City, MO 64108

 or at such other place as the Transfer Agent may from time to time designate in writing.

4.	This Agreement may not be amended or modified in any manner
except by a written agreement executed by both parties with the formality of this Agreement.

5.	This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns.

6.	This Agreement shall be governed by and construed in
accordance with the laws of the State of Missouri.

7.	This Agreement may be executed in any number of
counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

8.	The provisions of this Agreement are intended to benefit
only the Transfer Agent and the Fund, and no rights shall be granted to any other person by virtue of this Agreement.

9.	(a)	The Transfer Agent shall endeavor to assist in
resolving shareholder inquiries and errors relating to the period during which prior transfer agents acted as such for the Fund. Any such inquiries or errors which cannot be expediently resolved by the Transfer Agent will be referred to the Fund.
        (b) The Transfer Agent shall only be responsible for the safekeeping and maintenance of transfer agency records, cancelled Share certificates and correspondence of the Fund created or produced prior to the time of conversion which are under its control and acknowledged in a writing to the Fund to be in its possession. Any expenses or liabilities incurred by the Transfer Agent as a result of shareholder inquiries, regulatory compliance or audits related to such records and not caused as a result of Transfer Agent's bad faith, willful misfeasance or gross negligence shall be the responsibility of the Fund as provided in
Article VIII herein.

[The remainder of this page intentionally left blank.]


IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective corporate officer, thereunto duly authorized and their respective corporate seals to be hereunto affixed, as of the day and year first above written.

UMB SCOUT WORLDWIDE FUND, INC.
UMB SCOUT WORLDWIDE SELECT FUND

By:
Name: Larry D. Armel
Title: President





JONES & BABSON, INC.

By:
Name: Martin A. Cramer
Title: Secretary

                                SCHEDULE I

                          DESCRIPTION OF SERVICES

        In consideration of the fees to be paid in such manner and at such times as Fund and Transfer Agent may agree, Transfer Agent will provide the services set forth below:

        Examine and Process New Accounts, Subsequent Payments, Liquidations, Exchanges, Telephone Transactions, Check Redemptions, Automatic Withdrawals, Certificate Issuance, Wire Order Trades, Dividends, Dividend Statements, Dealer Statements.

        This Agreement does not apply to services with respect to qualified plans. Such services, including, but not limited to fiduciary accounting services and the preparation and mailing of Forms 5498 and 1099R, are available subject to separate agreement for an additional charge.


DAILY ACTIVITY

Maintain the following shareholder information in such a manner as the Transfer Agent shall determine:

Name and Address, including Zip Code

Balance of Uncertificated Shares

Balance of Certificated Shares

Certificate number, number of shares, issuance date of each certificate outstanding and cancellation date for each certificate date for each certificate no longer outstanding, if issued

Balance of dollars available for redemption

Dividend code (daily accrual, monthly reinvest, monthly cash or quarterly cash)

Type of account code

Establishment date indicating the date an account was opened, carrying forward pre-conversion data as available

Original establishment date for accounts opened by exchange W-9 withholding status and periodic reporting
State of residence code

Social Security or taxpayer identification number, and indication of certification

Historical transactions on the account for the most recent 18 months, or other period as mutually agreed to from time-to-time

Indication as to whether phone transactions can be accepted for this account. Beneficial owner code, i.e. male, female, joint tenant, etc.

An alternate or "secondary" account number issued by a dealer (or bank, etc.) to a customer for use, inquiry and transaction input by "remote accessors"


FUNCTIONS

Answer investor and dealer telephone and/or written inquiries, except those concerning Fund policy, or requests for investment advice which will be referred to the Fund, or those which the Fund chooses to answer

Deposit Fund share certificates into accounts upon receipt of instructions from the investor or other authorized person, if issued

Examine and process transfers of shares insuring that all transfer requirements and legal documents have been supplied

Process and confirm address changes

Process standard account record changes as required, i.e. Dividend
Codes, etc.

Microfilm source documents for transactions, such as account applications and correspondence

Perform backup withholding for those accounts which federal government regulations indicate is necessary

Solicit missing taxpayer identification numbers

Provide remote access inquiry to Fund records via Fund supplied hardware (Fund responsible for connection line and monthly fee)


REPORTS PROVIDED

Daily Journals          Reflecting all shares and
                        dollar activity for the
                        previous day

Blue Sky Report         Supply information monthly
                        for Fund's Preparation of
                        Blue Sky Reporting

N-SAR Report            Supply monthly correspondence,
                        redemption and liquidation
                        information for use in fund's
                        N-SAR Report

Additionally, monthly average daily balance reports will be provided at the Fund's request to the Fund at no charge.

Prepare and mail copies of summary statements to dealers and investment advisers

Generate and mail confirmation statements for financial transactions


DIVIDEND ACTIVITY

Reinvest or pay in cash including reinvesting in other funds within the fund group serviced by the Transfer Agent as described in each Fund Prospectus

Distribute capital gains simultaneously with income dividends


DEALER SERVICES

Prepare and mail confirmation statements to dealers and

Prepare and mail copies of statements to dealers, same frequency as investor statements


ANNUAL MEETINGS

Assist Fund in obtaining a qualified service to: address and mail proxies and related material, tabulate returned proxies and supply daily reports when sufficient proxies have been received

Prepare certified list of stockholders, hard copy or microform

PERIODIC ACTIVITIES

Mail transaction confirmation statements daily to investors

Address and mail four (4) periodic financial reports (material must be adaptable to Transfer Agent's mechanical equipment as reasonably specified by the Transfer Agent)

Mail periodic statement to investors

Compute, prepare and furnish all necessary reports to Governmental
authorities:	Forms 1099DIV, 1099B, 1042 and 1042S

Enclose various marketing material as designated by the Fund in statement mailings, i.e. monthly and quarterly statements (material must be adaptable to mechanical equipment as reasonably specified by the Transfer Agent)

                                SCHEDULE II

                        TRANSFER AGENT FEE SCHEDULE


Annual Base Fee Account	$7.20

Annual Additional Fees Per Account
	Daily Dividend Fund 	$1.80
	Front-end Load fund	$.90
	12b-1	$.90

Closed/Zero Balance Accounts (per account/year)	$3.24


Annual Minimum Charges (per fund/portfolio/class)
	Existing Funds/Portfolios/Classes:
	Less than 150 accounts (per month)	$1,125.00
	150 or More Accounts (per month)	$1,575.00

	New Funds/Portfolios/Classes:
	Months 1-3 (per month)	$450.00
	Months 4-6 (per month)	$900.00
	Thereafter:
	Less than 150 Accounts (per month)	$1,125.00
	150 or more Accounts (per month)	$1,575.00

Transaction Fees
	Dividend/Capital Gain	$0.36
	Share/Dollar/Maintenance	$1.12
	S/H Telephone Inquiry	$1.12
	S/H Correspondence	$1.12
	Retirement Plan 	$1.12
	ACH		$1.12
	Omnibus/House Account Transactions	$2.25
	New Account Set-up	$4.50
	Outgoing Wire	$7.00

TIN Transactions

	Certification	$0.13
	Maintenance	$0.22


Ad Hoc Reports
	Development Charge (per hour/report)	$50.00
	Handling Charge (per hour/report)	$22.50


Redemption Draft Processing

	Signature Verification 	$.90
	Signature Capture	$.90
	Establishment of Privilege after Set-up	$4.50

Out-of-Pocket Expenses

Out-of-pocket expenses shall include but not be limited to, postage, envelopes, check forms, continuous forms, forms for reports and statements, stationery, and other similar items, telephone and telegraph charges incurred in answering inquiries from dealers or shareholders, microfilm and microfiche, computer tapes used for permanent record storage and any other expenses incurred at the specific direction of the Fund. Postage for all mass mailings is payable in advance and is due seven days prior to the anticipated mail date.

Account maintenance fees are billable on a monthly basis at the rate of 1/12 of the annual fee. All other fees are billable in the month in which they are incurred.

Mail Services Fees

Statements:
	Daily
	Quarterly
	Dividend
	On Request
	Interested Party
	Year End
	Dealer


Processing Charges:

	1 - 3,500 pieces (per piece)	$0.25
	Greater than 3,500 pieces (per piece) 	$0.15
	Minimum Charge (per job)	$10.00

Special Handling Labor (per hour):	$13.00

Inserting Surcharge (per insert):
	1 additional insert	$0.002
	2 additional inserts	$0.004
	3 additional inserts	$0.006
	4 additional inserts	$0.008
	5 additional inserts	$0.010

Postage Rate:	First Class

Checks:

	Daily
	Dividend
	Systematic Withdrawal Plan


Processing Charges:

	1 - 3,500 pieces (per piece)	$0.28
	Greater than 3,500 pieces (per piece) 	$0.20
	Minimum Charge (per job)	$20.00

Special Handling Labor (per hour):	$13.00

Inserting Surcharge (per insert):
	1 additional insert	$0.002
	2 additional inserts	$0.004
	3 additional inserts	$0.006
	4 additional inserts	$0.008
	5 additional inserts	$0.010

Postage Rate:	First Class

Tax Statements:

	1099 DIV	1099B
	1099 INT	5498


Processing Charges:


	1 - 3,500 pieces (per piece)	$0.15
	Greater than 3,500 pieces (per piece) 	$0.10
	Minimum Charge (per job)	$20.00


Special Handling Labor (per hour):	$13.00


Inserting Surcharge (per insert):	$0.01


Postage Rate:	First Class


TIN Solicitations - Daily/Bulk

	W-8's
	W-9's


Processing Charges (per piece):	$0.55

	Minimum Charge (per job)	$20.00


Special Handling Labor (per hour):	$13.00

Inserting Surcharge (per insert):
	1 additional insert	$0.002
	2 additional inserts	$0.004
	3 additional inserts	$0.006
	4 additional inserts	$0.008
	5 additional inserts	$0.010

Postage Rate:	First Class

Bulk Mailings

Labeling:
	1 - 3,500 pieces (per piece)	$.015
	Greater than 3,500 pieces (per piece)	$0.012


Folding (if necessary):
	1 - 3,500 pieces (per piece)	$.010
	Greater than 3,500 pieces (per piece)	$0.007


Processing Charges:

	1 - 3,500 pieces (per piece)	$0.017
	Greater than 3,500 pieces (per piece) 	$0.010
	Minimum Charge (per job)	$20.00


Special Handling Labor (per hour):	$13.00


Inserting Surcharge (per insert):
	1 additional insert	$0.002
	2 additional inserts	$0.004
	3 additional inserts	$0.006
	4 additional inserts	$0.008
	5 additional inserts	$0.010

Postage Rate:	As Directed


document=ta_ww2.frm

EX99.23(j)
                        POWER OF ATTORNEY


WHEREAS the undersigned is a Director of UMB Scout WorldWide Fund, Inc., a Maryland Corporation which intends to do business as an open-end diversified investment company (mutual fund), and

WHEREAS the UMB Scout WorldWide Fund, Inc. intends to register its shares with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 and with the Securities Departments of the various states and the District of Columbia. Now, therefore,

KNOW ALL MEN BY THESE PRESENTS:

THAT the undersigned does hereby appoint each of the persons hereinafter set out as his attorney each with the power to act severally in the name of the undersigned and to execute on his behalf all forms and documents required by the Securities and Exchange Commission, or any state of the United States of America, or the District of Columbia, in connection with the initial registration of the securities of the UMB Scout WorldWide Fund, Inc. and in the maintenance of such registrations.

                        Larry D. Armel
                        P. Bradley Adams
                        Martin A. Cramer

IN WITNESS WHEREOF, I have hereunto set my hand this of 27th day of January, 1999.

                        /s/Dr. William E. Hoffman
                        Dr. William E. Hoffman


Sworn to before me this of 27th day of January, 1999.


        /s/Chareen C. Smith
        Chareen C. Smith, Notary Public
        County of Jackson, State of Missouri


My commission expires May 1, 2001.


                        POWER OF ATTORNEY


WHEREAS the undersigned is a Director of UMB Scout WorldWide Fund, Inc., a Maryland Corporation which intends to do business as an open-end diversified investment company (mutual fund), and

WHEREAS the UMB Scout WorldWide Fund, Inc. intends to register its shares with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 and with the Securities Departments of the various states and the District of Columbia. Now, therefore,

KNOW ALL MEN BY THESE PRESENTS:

THAT the undersigned does hereby appoint each of the persons hereinafter set out as his attorney each with the power to act severally in the name of the undersigned and to execute on his behalf all forms and documents required by the Securities and Exchange Commission, or any state of the United States of America, or the District of Columbia, in connection with the initial registration of the securities of the UMB Scout WorldWide Fund, Inc. and in the maintenance of such registrations.

                        Larry D. Armel
                        P. Bradley Adams
                        Martin A. Cramer

IN WITNESS WHEREOF, I have hereunto set my hand this of 27th day of January, 1999.

                        /s/Eric T. Jager
                        Eric T. Jager


Sworn to before me this of 27th day of January, 1999.


        /s/Chareen C. Smith
        Chareen C. Smith, Notary Public
        County of Jackson, State of Missouri


My commission expires May 1, 2001.


                        POWER OF ATTORNEY


WHEREAS the undersigned is a Director of UMB Scout WorldWide Fund, Inc., a Maryland Corporation which intends to do business as an open-end diversified investment company (mutual fund), and

WHEREAS the UMB Scout WorldWide Fund, Inc. intends to register its shares with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 and with the Securities Departments of the various states and the District of Columbia. Now, therefore,

KNOW ALL MEN BY THESE PRESENTS:

THAT the undersigned does hereby appoint each of the persons hereinafter set out as his attorney each with the power to act severally in the name of the undersigned and to execute on his behalf all forms and documents required by the Securities and Exchange Commission, or any state of the United States of America, or the District of Columbia, in connection with the initial registration of the securities of the UMB Scout WorldWide Fund, Inc. and in the maintenance of such registrations.

                        Larry D. Armel
                        P. Bradley Adams
                        Martin A. Cramer

IN WITNESS WHEREOF, I have hereunto set my hand this of 27th day of January, 1999.

                        /s/Stephen F. Rose
                        Stephen F. Rose


Sworn to before me this of 27th day of January, 1999.


        /s/Chareen C. Smith
        Chareen C. Smith, Notary Public
        County of Jackson, State of Missouri


My commission expires May 1, 2001.


                        POWER OF ATTORNEY


WHEREAS the undersigned is a Director of UMB Scout WorldWide Fund, Inc., a Maryland Corporation which intends to do business as an open-end diversified investment company (mutual fund), and

WHEREAS the UMB Scout WorldWide Fund, Inc. intends to register its shares with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 and with the Securities Departments of the various states and the District of Columbia. Now, therefore,

KNOW ALL MEN BY THESE PRESENTS:

THAT the undersigned does hereby appoint each of the persons hereinafter set out as his attorney each with the power to act severally in the name of the undersigned and to execute on his behalf all forms and documents required by the Securities and Exchange Commission, or any state of the United States of America, or the District of Columbia, in connection with the initial registration of the securities of the UMB Scout WorldWide Fund, Inc. and in the maintenance of such registrations.

                        Larry D. Armel
                        P. Bradley Adams
                        Martin A. Cramer

IN WITNESS WHEREOF, I have hereunto set my hand this of 27th day of January, 1999.

                        /s/Stuart Wien
                        Stuart L. Wien


Sworn to before me this of 27th day of January, 1999.


        /s/Chareen C. Smith
        Chareen C. Smith, Notary Public
        County of Jackson, State of Missouri


My commission expires May 1, 2001.